                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2004
                                -----------------
                             Date of Fiscal Year End

                                   December 31
                                   -----------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE COMBINED MONEY MARKET FUNDS

CASH MANAGEMENT FUND

MONEY MARKET FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE MONEY MARKET FUNDS as of December 31, 2004
INVESTMENT UPDATE

[PHOTO OF ELIZABETH S. KENYON]
Elizabeth S. Kenyon, CFA
Portfolio Manager

INVESTMENT ENVIRONMENT

- During 2004, the U.S. economy experienced another year of solid growth, growing at an annualized rate of 3.7% with moderate inflation, despite a sharp increase in energy prices.

- Energy prices rose significantly during the year, with oil reaching record high levels before ending the year at $43.45 per barrel. Nevertheless, core inflation -- which excludes volatile food and energy prices -- remained low. Consumers continued to drive the economy's growth, with the help of tax cuts, low home mortgage and refinancing rates, appreciation in home equity values, and employment growth of more than two million jobs. Business spending began the year slowly, but increased as the year progressed.

- In a significant development for the fixed-income markets, the U.S. Federal Reserve Board increased the Fed Funds Target Rate, a key short-term interest-rate benchmark, by 25 basis points (0.25%) on five separate occasions between June 2004 and December 2004 -- from 1.00% to 2.25%. In its December 2004 meeting, the Fed indicated its focus had shifted from supporting economic growth to fighting potential inflation, which we believe increases the possibility of future short-term rate hikes.

[GRAPHIC IMAGE]

CASH MANAGEMENT PORTFOLIO

   ABOUT THE PORTFOLIO

- At December 31, 2004, Cash Management Portfolio had approximately 52.6% of its net assets invested in high-quality commercial paper, a highly liquid investment commonly used for money market funds.(1) The Portfolio also invests in high-quality U.S. Government agency securities.

- Management continued to maintain a relatively short weighted average maturity in the Portfolio to provide flexibility for interest rate increases. Although shorter-maturity securities typically offer lower yields, their flexibility enabled management to reinvest at higher rates more quickly, helping to increase the Portfolio's income stream. We will selectively seek opportunities in 2005 to lengthen the Portfolio's weighted average maturity in an effort to take advantage of potentially higher yields.

- During the year ended December 31, 2004, shareholders of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund received $0.006 and $0.001 per share, respectively, in income dividends.

[CHART]

ASSET ALLOCATION*

By net assets

Commercial Paper                      52.6%
U.S. Government Agency Obligations    45.6%
Short-Term Investments                 1.8%

* Asset allocation information may not be representative of the Portfolio's current or future investments and may change due to active management.

(1) An investment in one of the money market funds is neither insured nor guaranteed by the U.S. Government. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

    Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE MONEY MARKET FUNDS as of December 31, 2004
FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        EATON VANCE CASH MANAGEMENT FUND

                                                     BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                             (7/1/04)                (12/31/04)            (7/1/04 - 12/31/04)
          -----------------------------------------------------------------------------------------------------------------------
          Actual                                         $       1,000.00        $      1,004.70            $         3.88
          -----------------------------------------------------------------------------------------------------------------------
          Hypothetical
          (5% return per year before expenses)           $       1,000.00        $      1,021.30            $         3.91

          * Expenses are equal to the Fund's annualized expense ratio of 0.77% for Fund shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The example reflects the expenses of both the Fund and the Portfolio.

                          EATON VANCE MONEY MARKET FUND

                                                     BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                             (7/1/04)               (12/31/04)            (7/1/04 - 12/31/04)
          -----------------------------------------------------------------------------------------------------------------------
          Actual                                         $       1,000.00        $      1,000.50            $         8.00
          -----------------------------------------------------------------------------------------------------------------------
          Hypothetical
          (5% return per year before expenses)           $       1,000.00        $      1,017.10            $         8.06

          * Expenses are equal to the Fund's annualized expense ratio of 1.59% for Fund shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE MONEY MARKET FUNDS as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

                                                               CASH               MONEY
                                                         MANAGEMENT FUND       MARKET FUND
--------------------------------------------------------------------------------------------
ASSETS

Investment in Cash Management Portfolio, at value        $     98,208,240   $     68,221,767
Receivable for Fund shares sold                                   142,594             54,829
Receivable from the Administrator                                      --            139,560
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                             $     98,350,834   $     68,416,156
--------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                         $        139,047   $        473,011
Dividends payable                                                  35,848              5,014
Payable to affiliate for Trustees' fees                               330                330
Payable to affiliate for distribution and service fees                 --             24,059
Accrued expenses                                                   10,552             28,914
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                        $        185,777   $        531,328
--------------------------------------------------------------------------------------------
NET ASSETS (REPRESENTED BY PAID-IN-CAPITAL)              $     98,165,057   $     67,884,828
--------------------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING

                                                               98,165,057         67,884,828
--------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE (NOTE 6)
--------------------------------------------------------------------------------------------
(Net assets DIVIDED BY shares of beneficial interest
  outstanding)                                           $           1.00   $           1.00
--------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                               CASH               MONEY
                                                         MANAGEMENT FUND       MARKET FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                        $      1,307,305   $      1,146,305
Expenses allocated from Portfolio                                (557,933)          (499,589)
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                     $        749,372   $        646,716
--------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                               $          2,356   $          1,843
Distribution and service fees                                          --            743,585
Legal and accounting services                                      17,191             17,811
Printing and postage                                                6,830             11,609
Custodian fee                                                      16,582             15,303
Transfer and dividend disbursing agent fees                        80,157            123,306
Registration fees                                                  61,609             32,632
Miscellaneous                                                          --                452
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                                           $        184,725   $        946,541
--------------------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Administrator           $             --   $        139,560
   Reduction of distribution fees                                      --            195,942
--------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                 $             --   $        335,502
--------------------------------------------------------------------------------------------

NET EXPENSES                                             $        184,725   $        611,039
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                    $        564,647   $         35,677
--------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                               CASH               MONEY
                                                         MANAGEMENT FUND       MARKET FUND
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                 $        564,647   $         35,677
--------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                            $       (564,647)  $        (35,677)
--------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest at Net
   Asset Value of $1.00 per share --
   Proceeds from sale of shares                          $    125,111,448   $     75,535,474
   Net asset value of shares issued to shareholders in
    payment of distributions declared                             404,213             28,884
   Cost of shares redeemed                                   (128,714,174)      (107,920,251)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS  $     (3,198,513)  $    (32,355,893)
--------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                               $     (3,198,513)  $    (32,355,893)
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $    101,363,570   $    100,240,721
--------------------------------------------------------------------------------------------
AT END OF YEAR                                           $     98,165,057   $     67,884,828
--------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               CASH               MONEY
                                                         MANAGEMENT FUND       MARKET FUND
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS --
   Net investment income                                 $        486,714   $             --
   Net realized loss from investment transactions                     (20)                (5)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $        486,694   $             (5)
--------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                            $       (486,694)  $             --
--------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest at Net
   Asset Value of $1.00 per share --
   Proceeds from sale of shares                          $    257,636,160   $    134,623,672
   Net asset value of shares issued to shareholders
    in payment of distributions declared                          329,687                 --
   Cost of shares redeemed                                   (268,342,965)      (193,102,183)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS  $    (10,377,118)  $    (58,478,511)
--------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                               $    (10,377,118)  $    (58,478,516)
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $    111,740,688   $    158,719,237
--------------------------------------------------------------------------------------------
AT END OF YEAR                                           $    101,363,570   $    100,240,721
--------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                    CASH MANAGEMENT FUND
                                                        ------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.006   $      0.005   $      0.010   $      0.033   $      0.056
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.006)  $     (0.005)  $     (0.010)  $     (0.033)  $     (0.056)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.006)  $     (0.005)  $     (0.010)  $     (0.033)  $     (0.056)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                 0.60%          0.48%          1.02%          3.46%          5.68%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     98,165   $    101,364   $    111,741   $    143,079   $    143,362
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                  0.79%          0.68%          0.79%          0.79%          0.76%
   Expenses after custodian fee reduction(2)                    0.79%          0.68%          0.79%          0.79%          0.76%
   Net investment income                                        0.60%          0.47%          1.02%          3.16%          5.66%
--------------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                  MONEY MARKET FUND
                                                        ------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.001   $         --   $      0.002   $      0.024   $      0.047
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.001)  $         --   $     (0.002)  $     (0.024)  $     (0.047)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.001)  $         --   $     (0.002)  $     (0.024)  $     (0.047)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                 0.05%          0.00%          0.19%          2.46%          4.76%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                 $     67,885   $    100,241   $    158,719   $    168,555   $    122,299
Ratios (As a percentage of average daily net assets):
   Net expenses(2)                                              1.31%          1.17%          1.61%          1.68%          1.67%
   Net expenses after custodian fee reduction(2)                1.31%          1.17%          1.61%          1.68%          1.67%
   Net investment income                                        0.04%          0.00%          0.20%          2.25%          4.71%
--------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an
   allocation of expenses to the Administrator and a
   waiver of expenses by the Distributor. Had such
   actions not been taken, the ratios and net
   investment income (loss) per share would have been
   as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                  1.71%          1.66%          1.61%                         1.68%
   Expenses after custodian fee reduction(2)                    1.71%          1.66%          1.61%                         1.68%
   Net investment income (loss)                                (0.35)%        (0.49)%         0.20%                         4.70%
Net investment income (loss) per share                  $     (0.004)  $     (0.005)  $      0.002                  $      0.047
--------------------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total Return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE MONEY MARKET FUNDS as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (58.2% for Cash Management Fund and 40.4% for Money Market Fund at December 31, 2004). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B INCOME -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended December 31, 2004, no credits were used to reduce the Funds' custodian fees.

E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H OTHER -- Investment transactions are accounted for on a trade-date basis.

2    DISTRIBUTIONS TO SHAREHOLDERS

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

                                     CASH              MONEY
YEAR ENDED DECEMBER 31, 2004    MANAGEMENT FUND     MARKET FUND
---------------------------------------------------------------
Distributions declared from:
Ordinary income                    $    564,647     $    35,677

YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------
Distributions declared from:
Ordinary income                    $    486,694              --

3    SHARES OF BENEFICIAL INTEREST

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 2004, Eaton Vance Management (EVM), its affiliates and its retirement plan owned shares outstanding of the Cash Management Fund aggregating approximately 17%.

4    TRANSACTIONS WITH AFFILIATES

EVM serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Pursuant to a voluntary expense reimbursement, EVM was allocated $139,560 of the Money Market Fund's operating expenses for the year ended December 31, 2004. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $7,907 and $9,330 from Cash Management Fund and Money Market Fund, respectively, in sub-transfer agent fees. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5    DISTRIBUTION AND SERVICE PLANS

The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% per annum of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the year ended December 31, 2004, the distribution fee was equivalent to 0.75% of the Fund's average daily net assets and amounted to $634,526. Pursuant to a voluntary fee waiver, EVD waived $195,942 of distribution fees for the year ended December 31, 2004. At December 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $10,746,000.

The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2004 amounted to $109,059.

Certain officers and Trustees of the Funds are officers of EVD.

6    CONTINGENT DEFERRED SALES CHARGE (CDSC)

Shares of the Money Market Fund (the Fund) (other than those acquired as the result of an exchange from Class C of another Eaton Vance fund) generally are subject to a CDSC on redemptions of shares made within six years of purchase, at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. The Fund's shares acquired as a result of an exchange from Class C shares of a another Eaton Vance fund are subject a 1% CDSC if redeemed within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC assessed on Fund shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC received from Fund shares when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $430,000 of CDSC paid by shareholders of the Fund for the year ended December 31, 2004.

7    INVESTMENT TRANSACTIONS

Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 2004 were as follows:

CASH MANAGEMENT FUND
----------------------------------------------------
Increases                          $     125,113,443
Decreases                                129,327,704

MONEY MARKET FUND
----------------------------------------------------
Increases                          $      75,813,924
Decreases                                109,070,121

EATON VANCE MONEY MARKET FUNDS as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund, each a series of Eaton Vance Mutual Funds Trust (the "Funds") at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2005

EATON VANCE MONEY MARKET FUNDS as of December 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds.

CASH MANAGEMENT PORTFOLIO as of December 31, 2004
PORTFOLIO OF INVESTMENTS

COMMERCIAL PAPER -- 52.6%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 4.4%

$            748   American Honda Finance, 2.23%, 1/10/05                                   $       747,583
           1,750   American Honda Finance, 2.31%, 1/19/05                                         1,747,979
           3,000   Toyota Motor Credit Co., 1.98%, 1/12/05                                        2,998,185
           2,000   Toyota Motor Credit Co., 2.32%, 1/21/05                                        1,997,422
-----------------------------------------------------------------------------------------------------------
                                                                                            $     7,491,169
-----------------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 26.3%

$          4,000   American General Finance Corp., 2.26%, 1/19/05                           $     3,995,480
           4,000   American General Finance Corp., 2.32%, 2/1/05                                  3,992,009
           3,000   Barton Capital Corp., 2.18%, 1/3/05(1)                                         2,999,637
           1,500   CAFCO, LLC, 2.32%, 1/24/05(1)                                                  1,497,777
           1,000   CIESCO, LLC, 2.23%, 1/18/05(1)                                                   998,947
           3,812   CIESCO, LLC, 2.23%, 1/20/05                                                    3,807,514
           3,000   CRC Funding, LLC, 2.28%, 1/27/05(1)                                            2,995,060
           3,000   CXC, LLC, 2.18%, 1/18/05(1)                                                    2,996,912
           4,362   Kittyhawk Funding, 2.34%, 1/19/05(1)                                           4,356,897
           3,142   Old Line Funding Corp., 2.35%, 2/7/05(1)                                       3,134,411
           3,400   Ranger Funding Co., LLC, 2.39%, 2/14/05(1)                                     3,390,068
           7,000   Societe Generale N.A., 2.32%, 2/10/05                                          6,981,955
           3,300   Yorktown Capital, LLC, 2.34%, 1/21/05                                          3,295,710
-----------------------------------------------------------------------------------------------------------
                                                                                            $    44,442,377
-----------------------------------------------------------------------------------------------------------

CREDIT UNIONS -- 3.0%

$          2,500   Mid-States Corp. Federal Credit Union, 2.30%, 1/13/05                    $     2,498,083
           2,500   Mid-States Corp. Federal Credit Union, 2.34%, 1/25/05                          2,496,100
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,994,183
-----------------------------------------------------------------------------------------------------------

ELECTRICAL AND ELECTRONIC EQUIPMENT -- 4.1%

$          2,000   General Electric Capital Corp., 2.16%, 1/7/05                            $     1,999,280
           5,000   General Electric Capital Corp., 2.37%, 2/23/05                                 4,982,554
-----------------------------------------------------------------------------------------------------------
                                                                                            $     6,981,834
-----------------------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 3.9%

$          3,300   Coca-Cola Company (The), 2.26%, 1/25/05                                  $     3,295,028
           3,282   Unilever Capital Corp., 2.32%, 1/24/05(1)                                      3,277,136
-----------------------------------------------------------------------------------------------------------
                                                                                            $     6,572,164
-----------------------------------------------------------------------------------------------------------

INSURANCE -- 3.0%

$          1,350   New York Life Capital Corp., 2.30%, 2/1/05(1)                            $     1,347,326
           3,700   New York Life Capital Corp., 2.30%, 2/3/05(1)                                  3,692,199
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,039,525
-----------------------------------------------------------------------------------------------------------

OIL -- 2.0%

$          3,300   Cortez Capital Corp., 2.28%, 1/11/05(1)                                  $     3,297,910
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,297,910
-----------------------------------------------------------------------------------------------------------

OPTICAL SUPPLIES -- 3.0%

$          1,500   Alcon Capital Corp., 2.18%, 1/10/05(1)                                   $     1,499,182
           3,500   Alcon Capital Corp., 2.28%, 1/14/05(1)                                         3,497,118
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,996,300
-----------------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.9%

$          5,000   Pfizer, Inc., 2.34%, 2/14/05(1)                                          $     4,985,700
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,985,700
-----------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $88,801,162)                                                     $    88,801,162
-----------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations -- 45.6%

$          1,800   FHLB Discount Notes, 2.20%, 1/19/05                                      $     1,798,020
           2,700   FHLB Discount Notes, 2.21%, 1/21/05                                            2,696,685
           1,900   FHLMC Discount Notes, 2.20%, 1/18/05                                           1,898,026
           6,450   FHLMC Discount Notes, 2.21%, 1/28/05                                           6,439,309
           5,000   FNMA Discount Notes, 2.13%, 1/3/05                                             4,999,408
           5,000   FNMA Discount Notes, 2.13%, 1/4/05                                             4,999,112
           2,812   FNMA Discount Notes, 2.15%, 1/5/05                                             2,811,328
           3,259   FNMA Discount Notes, 2.14%, 1/6/05                                             3,258,031
           3,403   FNMA Discount Notes, 2.15%, 1/7/05                                             3,401,781
           3,623   FNMA Discount Notes, 2.20%, 1/12/05                                            3,620,565
           2,800   FNMA Discount Notes, 2.23%, 1/12/05                                            2,798,092
           3,496   FNMA Discount Notes, 2.19%, 1/24/05                                            3,491,108
           5,000   FNMA Discount Notes, 2.20%, 1/26/05                                            4,992,361
           5,000   FNMA Discount Notes, 2.30%, 2/7/05                                             4,988,181
           6,774   FNMA Discount Notes, 2.31%, 2/8/05                                             6,757,483
           4,292   FNMA Discount Notes, 2.31%, 2/9/05                                             4,281,259
           2,718   FNMA Discount Notes, 2.325%, 2/9/05                                            2,711,154
           2,200   FNMA Discount Notes, 2.33%, 2/11/05                                            2,194,162
           5,544   FNMA Discount Notes, 2.32%, 2/15/05                                            5,527,923
           3,457   FNMA Discount Notes, 2.38%, 3/4/05                                             3,442,830
-----------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (AMORTIZED COST, $77,106,818)                                                    $    77,106,818
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 1.8%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------------
$          3,005   Investors Bank and Trust Company Time Deposit, 2.25%, 1/3/05             $     3,005,000
-----------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
           (AMORTIZED COST, $3,005,000)                                                     $     3,005,000
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
           (AMORTIZED COST $168,912,980)(2)                                                 $   168,912,980
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.0)%                                                    $       (25,285)
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                        $   168,887,695
-----------------------------------------------------------------------------------------------------------

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

                        See notes to financial statements

CASH MANAGEMENT PORTFOLIO as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS

Investments, at amortized cost                                   $  168,912,980
Cash                                                                        786
Interest receivable                                                         188
-------------------------------------------------------------------------------
TOTAL ASSETS                                                     $  168,913,954
-------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                          $        2,325
Accrued expenses                                                         23,934
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $       26,259
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $  168,887,695
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals          $  168,887,695
-------------------------------------------------------------------------------
TOTAL                                                            $  168,887,695
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the Year Ended
December 31, 2004

INVESTMENT INCOME

Interest                                                         $    2,512,198
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $    2,512,198
-------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                           $      920,455
Trustees' fees and expenses                                              10,847
Custodian fee                                                           106,987
Legal and accounting services                                            38,888
Miscellaneous                                                             6,806
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $    1,083,983
-------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                    $           35
-------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $           35
-------------------------------------------------------------------------------

NET EXPENSES                                                     $    1,083,948
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                            $    1,428,250
-------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED           YEAR ENDED
                                                          DECEMBER 31, 2004    DECEMBER 31, 2003
------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                  $       1,428,250    $       1,444,723
   Net realized loss from investment transactions                        --                  (25)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $       1,428,250    $       1,444,698
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $     205,687,872    $     398,042,406
   Withdrawals                                                 (246,450,820)        (473,712,143)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS      $     (40,762,948)   $     (75,669,737)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                $     (39,334,698)   $     (74,225,039)
------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                      $     208,222,393    $     282,447,432
------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $     168,887,695    $     208,222,393
------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                    YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------
                                                         2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                               0.59%     0.57%     0.58%     0.57%     0.58%
   Expenses after custodian fee reduction                 0.59%     0.57%     0.58%     0.57%     0.58%
   Net investment income                                  0.78%     0.59%     1.22%     3.33%     5.77%
------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                             0.78%     0.60%     1.22%     3.70%       --
------------------------------------------------------------------------------------------------------

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements

CASH MANAGEMENT PORTFOLIO as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund held interests of approximately 58.2% and 40.4%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A SECURITY VALUATION -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D EXPENSE Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G OTHER -- Investment transactions are accounted for on a trade-date basis.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $920,455 for the year ended December 31, 2004. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

4    INVESTMENTS

Purchases and sales (including maturities) of investments during the year ended December 31, 2004, exclusive of U.S. Government and agency securities, aggregated $2,111,558,240 and $2,106,907,799, respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $545,915,001 and $592,355,000, respectively.

CASH MANAGEMENT PORTFOLIO as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE TRUSTEES AND INVESTORS OF CASH MANAGEMENT PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2005

EATON VANCE MONEY MARKET FUNDS
MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust or the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                     POSITION(S)        TERM OF                                  NUMBER OF PORTFOLIOS
                       WITH THE       OFFICE AND                                   IN FUND COMPLEX
    NAME AND          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
  DATE OF BIRTH     THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS          TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes        Trustee        Trustee of    Chairman, President and             195                  Director of EVC
11/9/41                                the Trust    Chief Executive Officer of
                                      since 1991;   BMR, EVC, EVM and EV;
                                        of the      Director of EV; Vice
                                       Portfolio    President and Director of
                                      since 1993    EVD. Trustee and/or
                                                    officer of 195 registered
                                                    investment companies in the
                                                    Eaton Vance Fund Complex.
                                                    Mr. Hawkes is an interested
                                                    person because of his
                                                    positions with BMR, EVM, EVC
                                                    and EV, which are affiliates
                                                    of the Funds and Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III Chairman of the    Trustee of    Jacob H. Schiff Professor           195              Director of Tiffany & Co.
2/23/35               Board and        the Trust    of Investment Banking                                (specialty retailer) and
                       Trustee        since 1986;   Emeritus, Harvard                                          Telex, Inc.
                                        of the      University Graduate School                         (telecommunication services
                                       Portfolio    of Business Administration.                                  company)
                                         since
                                        1993 and
                                      Chairman of
                                       the Board
                                      since 2005

William H. Park        Trustee        Since 2003    President and Chief                 195                        None
9/19/47                                             Executive Officer, Prism
                                                    Capital Management, LLC
                                                    (investment management firm)
                                                    (since 2002). Executive Vice
                                                    President and Chief
                                                    Financial Officer, United
                                                    Asset Management Corporation
                                                    (a holding company owning
                                                    institutional investment
                                                    management firms)
                                                    (1982-2001).

Ronald A. Pearlman     Trustee        Since 2003    Professor of Law,                   195                        None
7/10/40                                             Georgetown University Law
                                                    Center (since 1999). Tax
                                                    Partner, Covington &
                                                    Burling, Washington, DC
                                                    (1991-2000).

Norton H. Reamer       Trustee        Trustee of    President, Chief Executive          195                        None
9/21/35                                the Trust    Officer and a Director of
                                      since 1986;   Asset Management Finance
                                        of the      Corp. (a specialty finance
                                       Portfolio    company serving the
                                      since 1993    investment management
                                                    industry) (since
                                                    October 2003). President,
                                                    Unicorn Corporation (an
                                                    investment and financial
                                                    advisory services company)
                                                    (since September 2000).
                                                    Formerly, Chairman and
                                                    Chief Operating Officer,
                                                    Hellmann, Jordan
                                                    Management Co., Inc. (an
                                                    investment management
                                                    company) (2000-2003).
                                                    Formerly, Advisory
                                                    Director of Berkshire
                                                    Capital Corporation
                                                    (investment banking firm)
                                                    (2002-2003). Formerly
                                                    Chairman of the Board,
                                                    United Asset Management
                                                    Corporation (a holding
                                                    company owning
                                                    institutional investment
                                                    management firms) and
                                                    Chairman, President and
                                                    Director, UAM Funds
                                                    (mutual funds) (1980-2000).

Lynn A. Stout          Trustee        Since 1998    Professor of Law,                   195                        None
9/14/57                                             University of California
                                                    at Los Angeles School of
                                                    Law (since July 2001).
                                                    Formerly, Professor of
                                                    Law, Georgetown University
                                                    Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)              TERM OF
                             WITH THE               OFFICE AND
     NAME AND                TRUST AND              LENGTH OF                            PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIO             SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.   President of the Trust        Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                              Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                     Executive Officer of Belair Capital Fund LLC, Belcrest
                                                                     Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                                     Fund LLC and Belrose Capital Fund LLC (private investment
                                                                     companies sponsored by EVM). Officer of 59 registered
                                                                     investment companies managed by EVM or BMR.

William H. Ahern, Jr.  Vice President of the        Since 1995       Vice President of EVM and BMR. Officer of 78 registered
                               Trust                                 investment companies managed by EVM or BMR.
7/28/59

Thomas J. Fetter       Vice President of the        Since 1997       Vice President of EVM and BMR. Officer of 124 registered
8/20/43                        Trust                                 investment companies managed by EVM or BMR.

Elizabeth S. Kenyon      President of the         Since 2002(2)      Vice President of EVM and BMR. Officer of 2 registered
9/8/59                       Portfolio                               investment companies managed by EVM or BMR.

Thomas H. Luster       Vice President of the        Since 2002       Vice President of EVM and BMR. Officer of 16 registered
4/8/62                       Portfolio                               investment companies managed by EVM or BMR.

Michael R. Mach        Vice President of the        Since 1999       Vice President of EVM and BMR. Officer of 29 registered
7/15/47                        Trust                                 investment companies managed by EVM or BMR.

Robert B. MacIntosh    Vice President of the        Since 1998       Vice President of EVM and BMR. Officer of 124 registered
1/22/57                        Trust                                 investment companies managed by EVM or BMR.

Duncan W. Richardson   Vice President of the        Since 2001       Senior Vice President and Chief Equity Investment Officer of
                               Trust                                 EVM and BMR. Officer of 46 registered investment companies
10/26/57                                                             managed by EVM or BMR.

Walter A. Row, III     Vice President of the        Since 2001       Director of Equity Research and a Vice President of EVM and
7/20/57                        Trust                                 BMR. Officer of 26 registered investment companies managed by
                                                                     EVM or BMR.

Judith A. Saryan       Vice President of the        Since 2003       Vice President of EVM and BMR. Officer of 28 registered
8/21/54                        Trust                                 investment companies managed by EVM or BMR.

Susan Schiff           Vice President of the        Since 2002       Vice President of EVM and BMR. Officer of 28 registered
3/13/61                        Trust                                 investment companies managed by EVM or BMR.

Kristin S. Anagnost      Treasurer of the         Since 2002(2)      Assistant Vice President of EVM and BMR. Officer of 106
6/12/65                      Portfolio                               registered investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary              Since 1997       Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                             EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor     Treasurer of the Trust        Since 1989       Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                                                               investment companies managed by EVM or BMR.

Paul M. O'Neil           Chief Compliance           Since 2004       Vice President of EVM and BMR. Officer of 195 registered
7/11/53                       Officer                                investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Kenyon served as Vice President of the Portfolio since 2001 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                   PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110


                         EATON VANCE MUTUAL FUNDS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
        SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

131-2/05                                                                   MMSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPAL BOND FUND

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Vice President and
Portfolio Manager

The municipal bond market is a center of capital formation for states, municipalities and, in some cases, private economic ini tiatives. In this edition of our continuing educational series, will discuss industrial development revenue (IDR) bonds. IDR bonds have long been used as a financing mechanism by local governments to provide assistance to local employers and encourage job retention and creation within their communities.

IDR BONDS FINANCE PRIVATE ACTIVITIES THAT BENEFIT THE PUBLIC...

IDR bonds are issued by municipal authorities to finance projects and facilities used by private corporations. Historically, IDR bonds have represented a partnership between the private and public sectors - a source of dedicated funding for companies and a source of job creation in projects beneficial to local communities. The "Private-Activities" provision of the Tax Reform Act of 1986 permits issuance of tax-exempt bonds for specific activities, including pollution control; gas and electric service; water distribution; wastewater systems; solid waste disposal; airports and selected transportation projects; and other industrial projects.

The Act also placed a cap on the dollar amount that may be raised for IDR bonds in each state, limiting the amount to $50 per person/per state/per year, with a $150 million maximum. These limitations provide protection against potential abuse and ensure that tax-exempt IDR bonds will indeed be issued for projects that will benefit the public.

IDR BONDS FINANCE UTILITY-RELATED PROJECTS AND OTHER INDUSTRIAL INITIATIVES...

Typically, IDR bond projects provide financing for manufacturing, processing or utility facilities. Historically, about one-half of these bonds have been issued to finance pollution control facilities for manufacturers and electric utilities. As many utilities and manufacturers have been ordered to comply with stricter environmental and fuel standards, pollution control bonds have helped finance the retrofits of existing plants. Other IDR bonds have served as inducements from state and local issuers to locate plants or build new facilities, in the hope that such construction might generate further economic growth for a community.

IDR BONDS ARE SECURED BY CORPORATE REVENUES - NOT THOSE OF STATE OR LOCAL GOVERNMENTS...

IDR bond issues are secured by the credit of the underlying corporation. The municipal issuing authority acts solely as a conduit to permit tax-exempt financing. The corporation pledges to make payments sufficient to meet all debt service obligations. Unlike some revenue issues, IDR bonds are backed by revenues of the entire corporation, not solely by those of the project being financed.

Because IDR bonds are backed by corporate revenues and not by the taxing authority of a state or local jurisdiction, they have historically provided coupon premiums above those of general obligations and other more traditional revenue bonds. Bonds may be either collateralized or unsecured. Collateralized bonds have a lien against the company's assets, which may provide bond holders enhanced bargaining power in the event of a bankruptcy. Unsecured bonds have no such lien.

WHILE PROVIDING NEW OPPORTUNITIES, IDR BONDS REQUIRE RIGOROUS ANALYSIS...

While IDR bonds may provide unusual investment opportunities, they also may entail increased risk, and therefore, demand especially intensive analysis. At Eaton Vance, we have credit analysts and resources dedicated to IDR bond research.

IDR bonds represent a key segment of the municipal bond market and should remain an important source of capital formation. In our view, the experience and resources needed to evaluate these issues further demonstrates the value of professional management. We will continue to look for opportunities in this sector of the municipal market.

                                   Sincerely,

                                   /s/ Thomas J. Fetter

                                   Thomas J. Fetter
                                   Vice President and
                                   Portfolio Manager
                                   February 9, 2005

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004
MARKET RECAP

The expansion of the U.S. economy continued throughout the year ended December 31, 2004, bolstered by the strengthening employment data that emerged at the end of the fiscal year. One key economic factor during the period was the surge in gasoline and energy prices, which raised fears that inflation could re-emerge. Amid those concerns, bond market performance was less robust in the second half of the year than in the first half.

IN AN UNEVEN ECONOMY, SOME SECTORS GENERATED GROWTH...

The nation's Gross Domestic Product grew by 3.1% in the fourth quarter of 2004, according to preliminary Commerce Department figures, following a 4.0% rise in the third quarter. Economic activity was uneven, with some segments slowing and others growing at varying rates. For example, auto sales were impacted by higher gas prices, with buyers opting for fuel-efficient smaller vehicles over SUVs and trucks.

Interestingly, manufacturing activity grew stronger, driven by rising demand for durable goods and capital equipment. Demand for aerospace equipment, steel products, industrial machinery, and information technology products was especially strong. Non-durable goods manufacturing, tied more closely to consumer spending, weakened significantly. The construction sector followed recent patterns, with residential building on the rise, while commercial activity lagged.

MEANWHILE, JOB GROWTH HAS GAINED SOME STRENGTH...

The employment picture continued to puzzle many economists throughout the year. Despite having made significant productivity improvements during the recent economic downturn, many businesses were slow to return to previous employment levels. As a result, job gains during the summer and early fall fell short of expectations. However, reports released in December 2004 brought news of a surge in new employment, with the number of new jobs rising and the number of Americans filing initial jobless claims falling. The nation's unemployment rate fell to 5.4% in December 2004, down from 5.7% a year earlier. A resurgence in hiring in 2004 should allow for continued consumer spending in the new year, the key driver in an economy potentially on pace for its strongest rate of growth in several years.

[CHART]

MUNICIPAL BOND YIELDS WERE 94% OF TREASURY YIELDS

         4.67%                                7.18%
 30-Year AAA-rated                  Taxable equivalent yield
 General Obligation (GO) Bonds*     in 35.0% tax bracket

         4.84%
 30-Year Treasury bond

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUND'S YIELD. STATISTICS AS OF DECEMBER 31, 2004.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

THE FEDERAL RESERVE PUSHED SHORT-TERM INTEREST RATES HIGHER IN 2004...

Amid soaring oil prices and a weaker U.S. dollar - each a potential inflation threat - the Federal Reserve continued its tighter monetary policy, emphasizing that it would fight any signs of inflation. After maintaining a stable interest rate policy for more than a year, the Fed raised its benchmark Federal Funds rate 5 times since June of 2004, with the fifth increase on December 15, 2004, pushing the key interest rate to 2.25%.

The municipal bond market managed a solid gain for the year, in spite of investor concerns about rising oil prices and a growing budget deficit. For the year ended December 31, 2004, the Lehman Brothers Municipal Bond Index had a total return of 4.48%.*

* It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

THE FUND

   PERFORMANCE FOR THE YEAR ENDED DECEMBER 31, 2004

- The Fund's Class A shares had a total return of 4.56% during the year ended December 31, 2004.(1) This return was the result of a decrease in net asset value (NAV) to $9.78 per share on December 31, 2004 from $9.90 on December 31, 2003, and the reinvestment of $0.554 in dividends.(2)

- The Fund's Class B shares had a total return of 3.97% during the year ended December 31, 2004.(1) This return was the result of a decrease in net asset value (NAV) to $9.71 per share on December 31, 2004 from $9.83 on December 31, 2003, and the reinvestment of $0.497 in dividends.(2)

- The Fund's Class I shares had a total return of 4.91% during the year ended December 31, 2004.(1) This return was the result of a decrease in net asset value (NAV) to $10.69 per share on December 31, 2004 from $10.81 on December 31, 2003, and the reinvestment of $0.630 in dividends.(2)

- For comparison, the Lehman Municipal Bond Index had a total return of 4.48% for year ended December 31, 2004.(3)

- Based on the Fund's most recent dividends and NAVs on December 31, 2004 of $9.78 per share for Class A, $9.71 for Class B and $10.69 for Class I, the Fund's distribution rates were 5.31%, 4.56% and 5.57%, respectively.(4) The distribution rates of Class A, Class B and Class I are equivalent to taxable rates of 8.17%, 7.02% and 8.57%, respectively.(5)

- The SEC 30-day yields for Class A, B and I shares at December 31, 2004 were 4.55%, 4.03% and 5.03%, respectively.(6) The SEC 30-day yields of Class A, Class B and Class I are equivalent to taxable yields of 7.00%, 6.20% and 7.74%, respectively.(5)

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- The U.S. economy continued to expand in 2004, with new job creation gaining momentum in the fourth quarter. Manufacturing was fairly strong, especially in the chemicals, aerospace, energy, construction and defense areas. The service sector also gained strength, notably within the business services area. The nation's jobless rate was 5.4% in December 2004, down from 5.7% a year ago.

- Escrowed/prerefunded bonds remained the Fund's largest sector weighting at December 31, 2004. Escrowed bonds are pre-refunded and backed by Treasury bonds, most often as the result of a refinancing of existing higher-coupon debt. Escrowed issues are prized for their very high quality and may provide above-average coupons.

- Special tax revenue bonds constituted a major commitment for the Fund. These issues provide communities across the nation a versatile financing mechanism for public facilities that included a wide variety of improvement projects.

- Insured* and uninsured general obligations (GOs) constituted prominent investments for the Fund. These high-quality investments were focused on both state issuers and local issuers of school district and local board of education issues, which typically have fairly stable revenues.

- The Fund had significant investments in other, non-sector specific, revenue bonds. Within this group were a diverse range of projects, including issues promoting tourism, tobacco settlement bonds in several states and bonds that financed tribal casino and gaming projects.

     * Private insurance does not decrease the risk of loss of principal associated with this investment.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. CLASS I SHARES HAVE NO SALES CHARGE. IF SALES CHARGES WERE DEDUCTED, RETURNS WOULD BE LOWER. (2) APORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL OR STATE AND LOCAL INCOME TAXES AND/OR ALTERNATIVE MINIMUM TAX. (3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. (4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 35.0% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004
PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class I of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PERFORMANCE(1)                                          CLASS A       CLASS B       CLASS I
---------------------------------------------------------------------------------------------
Average Annual Total Returns (at
net asset value)
---------------------------------------------------------------------------------------------
One Year                                                     4.56%         3.97%         4.91%
Five Years                                                   8.25          7.51          8.51
Ten Years                                                    N.A.          N.A.          7.49
Life of Fund+                                                5.32          4.42          7.30

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
---------------------------------------------------------------------------------------------
One Year                                                    -0.37%        -0.97%         4.91%
Five Years                                                   7.19          7.21          8.51
Ten Years                                                    N.A.          N.A.          7.49
Life of Fund+                                                4.59          4.42          7.30

+Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class I: 3/16/78

(1) AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES
     (CDSC) FOR CLASS B SHARES. IF SALES CHARGES WERE DEDUCTED, RETURNS WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. CLASS I SHARES ARE OFFERED TO CERTAIN INVESTORS AT NET ASSET VALUE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

[CHART]

DIVERSIFICATION BY CREDIT QUALITY(2)

Non-Rated               26.5%
AAA                     42.7%
AA                       5.9%
A                       11.0%
BBB                     11.1%
BB                       2.7%
CCC                      0.1%

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MUNICIPAL BOND FUND CLASS I VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*

December 31, 1994 - December 31, 2004


                EATON VANCE MUNICIPAL  LEHMAN BROTHERS
                     BOND FUND-        MUNICIPAL BOND
DATE                  CLASS I             INDEX
-------------------------------------------------------
12/31/1994    10,000                            10,000
 1/31/1995    10,349                            10,286
 2/28/1995    10,677                            10,585
 3/31/1995    10,744                            10,707
 4/30/1995    10,756                            10,719
 5/31/1995    11,068                            11,061
 6/30/1995    10,935                            10,965
 7/31/1995    10,982                            11,068
 8/31/1995    11,074                            11,209
 9/30/1995    11,121                            11,280
10/31/1995    11,350                            11,444
11/30/1995    11,580                            11,634
12/31/1995    11,743                            11,746
 1/31/1996    11,814                            11,834
 2/29/1996    11,756                            11,754
 3/31/1996    11,569                            11,604
 4/30/1996    11,522                            11,571
 5/31/1996    11,534                            11,567
 6/30/1996    11,605                            11,693
 7/31/1996    11,736                            11,799
 8/31/1996    11,724                            11,796
 9/30/1996    11,929                            11,961
10/31/1996    12,110                            12,096
11/30/1996    12,341                            12,318
12/31/1996    12,304                            12,266
 1/31/1997    12,354                            12,289
 2/28/1997    12,465                            12,402
 3/31/1997    12,303                            12,236
 4/30/1997    12,416                            12,339
 5/31/1997    12,604                            12,525
 6/30/1997    12,906                            12,658
 7/31/1997    13,437                            13,009
 8/31/1997    13,259                            12,887
 9/30/1997    13,489                            13,039
10/31/1997    13,682                            13,123
11/30/1997    13,759                            13,201
12/31/1997    14,042                            13,393
 1/31/1998    14,210                            13,531
 2/28/1998    14,255                            13,535
 3/31/1998    14,306                            13,547
 4/30/1998    14,225                            13,486
 5/31/1998    14,448                            13,700
 6/30/1998    14,498                            13,754
 7/31/1998    14,511                            13,788
 8/31/1998    14,777                            14,001
 9/30/1998    14,976                            14,176
10/31/1998    14,881                            14,175
11/30/1998    14,959                            14,225
12/31/1998    14,990                            14,261
 1/31/1999    15,183                            14,431
 2/28/1999    15,036                            14,368
 3/31/1999    15,075                            14,387
 4/30/1999    15,113                            14,423
 5/31/1999    14,941                            14,340
 6/30/1999    14,605                            14,133
 7/31/1999    14,587                            14,185
 8/31/1999    14,256                            14,071
 9/30/1999    14,121                            14,077
10/31/1999    13,772                            13,924
11/30/1999    13,925                            14,073
12/31/1999    13,688                            13,968
 1/31/2000    13,495                            13,907
 2/29/2000    13,809                            14,068
 3/31/2000    14,320                            14,376
 4/30/2000    14,121                            14,291
 5/31/2000    13,909                            14,217
 6/30/2000    14,426                            14,593
 7/31/2000    14,767                            14,796
 8/31/2000    15,065                            15,024
 9/30/2000    14,907                            14,946
10/31/2000    15,100                            15,109
11/30/2000    15,247                            15,224
12/31/2000    15,827                            15,600
 1/31/2001    15,777                            15,754
 2/28/2001    15,905                            15,804
 3/31/2001    16,088                            15,946
 4/30/2001    15,721                            15,773
 5/31/2001    15,985                            15,943
 6/30/2001    16,183                            16,050
 7/31/2001    16,576                            16,287
 8/31/2001    16,987                            16,556
 9/30/2001    16,836                            16,500
10/31/2001    17,024                            16,688
11/30/2001    16,872                            16,556
12/31/2001    16,640                            16,399
 1/31/2002    16,946                            16,684
 2/28/2002    17,196                            16,885
 3/31/2002    16,863                            16,554
 4/30/2002    17,088                            16,877
 5/31/2002    17,233                            16,980
 6/30/2002    17,394                            17,160
 7/31/2002    17,675                            17,380
 8/31/2002    17,907                            17,589
 9/30/2002    18,391                            17,974
10/31/2002    17,911                            17,676
11/30/2002    17,854                            17,603
12/31/2002    18,278                            17,974
 1/31/2003    18,102                            17,929
 2/28/2003    18,349                            18,180
 3/31/2003    18,398                            18,190
 4/30/2003    18,583                            18,311
 5/31/2003    19,000                            18,739
 6/30/2003    18,871                            18,660
 7/31/2003    18,285                            18,007
 8/31/2003    18,513                            18,141
 9/30/2003    19,114                            18,674
10/31/2003    19,093                            18,580
11/30/2003    19,465                            18,774
12/31/2003    19,628                            18,929
 1/31/2004    19,738                            19,038
 2/29/2004    20,116                            19,324
 3/31/2004    19,832                            19,257
 4/30/2004    19,516                            18,801
 5/31/2004    19,461                            18,733
 6/30/2004    19,459                            18,801
 7/31/2004    19,759                            19,048
 8/31/2004    20,005                            19,430
 9/30/2004    20,173                            19,533
10/31/2004    20,363                            19,701
11/30/2004    20,342                            19,539
12/31/2004    20,573                            19,778

*SOURCES: THOMSON FINANCIAL; LIPPER, INC.

 A $10,000 HYPOTHETICAL INVESTMENT AT NET ASSET VALUE IN CLASS A ON 1/6/98 WOULD HAVE BEEN VALUED AT $14,369 ON DECEMBER 31, 2004; A $10,000 HYPOTHETICAL INVESTMENT IN CLASS A AT MAXIMUM OFFERING PRICE ON 1/6/98 WOULD HAVE BEEN VALUED AT $13,685. A $10,000 HYPOTHETICAL INVESTMENT IN CLASS B ON 1/14/98 WOULD HAVE BEEN VALUED AT $13,518 ON DECEMBER 31, 2004. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004
FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         EATON VANCE MUNICIPAL BOND FUND

                                          BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                                  (7/1/04)                (12/31/04)             (7/1/04-12/31/04)
          ------------------------------------------------------------------------------------------------------------
          Actual
          Class A                          $             1,000.00   $           1,056.30   $                      4.65
          Class B                          $             1,000.00   $           1,054.60   $                      8.52
          Class I                          $             1,000.00   $           1,058.20   $                      3.36
          ------------------------------------------------------------------------------------------------------------
          Hypothetical
          (5% return before expenses)
          Class A                          $             1,000.00   $           1,020.60   $                      4.57
          Class B                          $             1,000.00   $           1,016.80   $                      8.36
          Class I                          $             1,000.00   $           1,021.90   $                      3.30

          * Expenses are equal to the Fund's annualized expense ratio of 0.90% for Class A shares, 1.65% for Class B shares and 0.65% for Class I shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004.

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 2.5%

   $       1,375   Massachusetts Development Finance Agency,
                   (Boston University), 5.45%, 5/15/59                          $     1,460,181
           2,500   Massachusetts HEFA, (Harvard University),
                   5.125%, 7/15/37                                                    2,587,125
           1,750   Ohio Higher Educational Facilities Authority,
                   (Oberlin College), Variable Rate, 7.70%, 10/1/29(1)(2)             1,820,665
-----------------------------------------------------------------------------------------------
                                                                                $     5,867,971
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 6.5%

   $         500   Connecticut Development Authority, (Connecticut Light
                   and Power), Variable Rate, 9.163%, 9/1/28(1)(2)              $       569,050
             500   Connecticut Development Authority, (Western Mass Electric),
                   Variable Rate, 9.163%, 9/1/28(1)(2)                                  569,050
           2,100   Mississippi Business Finance Corp., (System Energy
                   Resources, Inc.), 5.90%, 5/1/22                                    2,121,084
           5,000   North Carolina Municipal Power Agency No. 1, (Catawba
                   Electric), 5.50%, 1/1/14                                           5,489,450
           2,000   Sam Rayburn, TX, Municipal Power Agency,
                   6.00%, 10/1/21                                                     2,151,620
           4,435   San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21           4,468,573
-----------------------------------------------------------------------------------------------
                                                                                $    15,368,827
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 12.1%

   $      14,000   Dawson Ridge, CO, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22                         $     5,949,160
          10,000   Foothill/Eastern Transportation Corridor Agency, CA,
                   Escrowed to Maturity, 0.00%, 1/1/18                                5,675,500
           1,515   Louisiana Public Facilities Authority, (General Health
                   Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16                   1,612,460
           1,000   Maricopa County, AZ, IDA, (Place Five and The Greenery),
                   Escrowed to Maturity, 8.625%, 1/1/27                               1,180,190
           5,500   Massachusetts Turnpike Authority, Escrowed to Maturity,
                   5.00%, 1/1/20(3)                                                   6,059,625
           2,500   San Joaquin Hills Transportation Corridor Agency, CA,
                   Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14               1,748,075
          10,000   San Joaquin Hills Transportation Corridor Agency, CA,
                   Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25               3,808,800
           6,000   Savannah, GA, EDA, Escrowed to Maturity, 0.00%, 12/1/21            2,680,620
-----------------------------------------------------------------------------------------------
                                                                                $    28,714,430
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 7.8%

   $       2,600   California, 5.25%, 4/1/30                                    $     2,695,706
           3,000   California, 5.25%, 2/1/33                                          3,116,940
   $       2,380   California, 5.50%, 11/1/33                                   $     2,543,696
           2,110   New York, NY, 5.00%, 8/1/21                                        2,202,165
           3,000   New York, NY, 5.00%, 11/1/28                                       3,056,760
           1,725   New York, NY, Variable Rate, 10.451%, 6/1/28(1)(4)                 1,961,791
           3,000   North East, TX, Independent School District, 5.00%, 2/1/30         3,039,480
-----------------------------------------------------------------------------------------------
                                                                                $    18,616,538
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 3.5%

   $       3,000   Allegheny County, PA, IDA, (Residential Resources, Inc.),
                   6.50%, 9/1/21                                                $     3,184,140
             210   Suffolk County, NY, Industrial Development Agency,
                   Civic Facility Revenue, (Alliance of Long Island Agencies),
                   7.50%, 9/1/15                                                        228,913
             125   Suffolk County, NY, Industrial Development Agency,
                   Civic Facility Revenue, (Alliance of Long Island Agencies),
                   7.50%, 9/1/15                                                        136,257
             100   Suffolk County, NY, Industrial Development Agency,
                   Civic Facility Revenue, (Alliance of Long Island Agencies),
                   7.50%, 9/1/15                                                        109,006
           2,230   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 5.50%, 12/1/36                                      2,207,568
           1,873   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 5.50%, 12/1/36                                      1,854,357
             530   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 6.00%, 12/1/36                                        550,338
-----------------------------------------------------------------------------------------------
                                                                                $     8,270,579
-----------------------------------------------------------------------------------------------

HOSPITAL -- 7.3%

   $       1,500   California Health Facilities Authority, (Cedars Sinai
                   Medical Center), Variable Rate, 9.826%, 12/1/34(1)(2)        $     1,730,400
             980   Chautauqua County, NY, IDA, (Women's Christian
                   Association), 6.40%, 11/15/29                                        938,830
           4,150   Maricopa County, AZ, IDA, (Catholic Healthcare),
                   5.50%, 7/1/26                                                      4,302,222
           3,000   New Jersey Health Care Facilities Financing Authority,
                   (Trinitas Hospital), 7.50%, 7/1/30                                 3,384,270
           1,240   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.20%, 8/15/11                                        1,378,198
             400   Oklahoma Development Finance Authority, (Hillcrest Medical
                   Center), 5.75%, 8/15/15                                              454,052
           1,575   Oneida County, NY, IDA, (St. Elizabeth Medical Center),
                   5.75%, 12/1/19                                                     1,484,658
             265   Prince George's County, MD, (Greater Southeast Healthcare
                   System), 6.20%, 1/1/08(5)(6)                                          25,572

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
HOSPITAL (CONTINUED)

   $       1,030   Prince George's County, MD, (Greater Southeast Healthcare
                   System), 6.375%, 1/1/23(5)(6)                                $        99,395
           1,135   Rochester, MN, Health Care Facilities, (Mayo Clinic),
                   Variable Rate, 8.69%, 11/15/27(1)(2)                               1,302,072
           1,100   San Benito, CA, Health Care District, 5.40%, 10/1/20               1,098,284
           1,000   Sullivan County, TN, Health Educational and Facility Board,
                   (Wellmont Health System), 6.25%, 9/1/22                            1,062,030
-----------------------------------------------------------------------------------------------
                                                                                $    17,259,983
-----------------------------------------------------------------------------------------------

HOUSING -- 3.1%

   $       1,300   Florida Capital Projects Finance Authority, Student Housing
                   Revenue, (Florida University), 7.75%, 8/15/20                $     1,302,652
              95   Florida Capital Projects Finance Authority, Student Housing
                   Revenue, (Florida University), 9.50%, 8/15/05                         95,000
           2,500   Georgia Private Colleges and Universities Authority,
                   Student Housing Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                                                      2,583,600
           1,345   Lake Creek, CO, (Affordable Housing Corp.),
                   6.25%, 12/1/23                                                     1,243,318
             840   Maricopa County, AZ, IDA, (National Health Facilities II),
                   6.375%, 1/1/19                                                       676,410
           1,170   North Little Rock, AR, Residential Housing Facilities,
                   (Parkstone Place), 6.50%, 8/1/21                                   1,086,556
             340   Texas Student Housing Corp., (University of Northern Texas),
                   9.375%, 7/1/06                                                       335,434
-----------------------------------------------------------------------------------------------
                                                                                $     7,322,970
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.4%

   $         200   Florence County, SC, (Stone Container), 7.375%, 2/1/07       $       201,734
           1,000   Hardeman County, TN, (Correctional Facilities Corp.),
                   7.75%, 8/1/17                                                      1,047,010
           1,750   New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(6)                   1,688,750
           2,500   Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14            2,777,800
           2,450   Port Camas-Washougan, WA, (James River),
                   6.70%, 4/1/23                                                      2,455,855
-----------------------------------------------------------------------------------------------
                                                                                $     8,171,149
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.8%

   $       2,000   New York Dormitory Authority, (New York University),
                   (AMBAC), 5.50%, 7/1/31                                       $     2,300,980
           1,750   Virginia College Building Authority, (Washington and
                   Lee University), (MBIA), 5.25%, 1/1/31                             1,957,165
-----------------------------------------------------------------------------------------------
                                                                                $     4,258,145
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.6%

   $       2,000   Burlington, KS, PCR, (Kansas Gas & Electric Co.),
                   (MBIA), 5.30%, 6/1/31                                        $     2,135,400
           3,000   Long Island Power Authority, NY, Electric System, (CIFG),
                   5.00%, 9/1/33                                                      3,070,770
           6,500   Long Island Power Authority, NY, Electric System, (FSA),
                   0.00%, 6/1/25                                                      2,510,105
              30   Los Angeles, CA, Department of Water and Power, (MBIA),
                   Variable Rate, 458.187%, 2/15/30(1)(4)                                74,760
           2,865   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/29                                                       830,478
-----------------------------------------------------------------------------------------------
                                                                                $     8,621,513
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.8%

   $       1,500   Metropolitan Transportation Authority, NY, Commuter
                   Facilities, (AMBAC), Escrowed to Maturity,
                   5.00%, 7/1/20                                                $     1,599,300
           2,500   Metropolitan Water District, CA, (Southern California
                   Waterworks), (MBIA), Prerefunded to 1/1/07,
                   5.00%, 7/1/27                                                      2,640,525
-----------------------------------------------------------------------------------------------
                                                                                $     4,239,825
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 9.0%

   $       2,300   Ann Arbor, MI, School District, (FSA), 4.75%, 5/1/29         $     2,312,788
           1,320   California, (AMBAC), Variable Rate, 14.158%, 5/1/26(1)(4)          1,726,336
             125   California, (FGIC), Variable Rate, 87.767%, 12/1/29(1)(4)            407,650
           1,500   California, Residual Certificates, (AMBAC),
                   Variable Rate, 12.275%, 10/1/30(1)(4)                              1,897,080
             750   California, RITES, (AMBAC), Variable Rate,
                   10.156%, 2/1/28(1)(4)                                                902,032
           6,000   Fairfax, VA, (MBIA), 4.50%, 1/15/36                                5,867,280
           2,340   Merced, CA, Union High School District, (FGIC),
                   0.00%, 8/1/20                                                      1,121,632
           2,000   Philadelphia, PA, School District, (FGIC), 5.25%, 6/1/34           2,123,660
           2,395   Phoenix, AZ, (AMBAC), 3.00%, 7/1/28                                1,836,845
           5,000   St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15            3,246,800
-----------------------------------------------------------------------------------------------
                                                                                $    21,442,103
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.9%

   $       1,260   Maryland HEFA, (Medlantic), (AMBAC),
                   Variable Rate, 11.245%, 8/15/38(1)(4)                        $     1,592,451
           1,775   Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                                            1,931,093
             100   Maryland HEFA, (Medlantic/Helix Issue), (FSA),
                   5.25%, 8/15/38                                                       108,794
             800   Maryland HEFA, (Medlantic/Helix Issue), (FSA),
                   Variable Rate, 11.245%, 8/15/38(1)(4)                              1,011,080
-----------------------------------------------------------------------------------------------
                                                                                $     4,643,418
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
INSURED-HOUSING -- 0.9%

   $       1,000   SCA MFMR Receipts, Burnsville, MN, (FSA),
                   7.10%, 1/1/30                                                $     1,022,020
           1,000   SCA MFMR Receipts, Springfield, MO, (FSA),
                   7.10%, 1/1/30                                                      1,022,020
-----------------------------------------------------------------------------------------------
                                                                                $     2,044,040
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.0%

   $      10,000   Anaheim, CA, Public Financing Authority Lease Revenue,
                   (FSA), 0.00%, 9/1/31                                         $     2,411,800
          12,800   Anaheim, CA, Public Financing Authority Lease Revenue,
                   (FSA), 0.00%, 9/1/29                                               3,476,096
           2,500   Saint Louis, MO, IDA, (Convention Center Hotel),
                   (AMBAC), 0.00%, 7/15/19                                            1,272,350
-----------------------------------------------------------------------------------------------
                                                                                $     7,160,246
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.7%

   $       4,000   Hamilton County, OH, Sales Tax, (AMBAC),
                   0.00%, 12/1/22                                               $     1,721,920
-----------------------------------------------------------------------------------------------
                                                                                $     1,721,920
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.3%

   $       1,500   New Jersey Turnpike Authority, RITES, (MBIA),
                   Variable Rate, 11.684%, 1/1/30(1)(4)                         $     1,860,270
           1,930   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26                   2,230,154
           1,500   South Carolina Transportation Infrastructure, (AMBAC),
                   5.00%, 10/1/33                                                     1,535,205
          10,000   Texas Turnpike Authority, (Central Texas Turnpike System),
                   (AMBAC), 0.00%, 8/15/21                                            4,523,400
-----------------------------------------------------------------------------------------------
                                                                                $    10,149,029
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 0.5%

   $       1,000   Henry County, GA, Water and Sewer Authority, (FGIC),
                   5.625%, 2/1/30(3)                                            $     1,099,650
-----------------------------------------------------------------------------------------------
                                                                                $     1,099,650
-----------------------------------------------------------------------------------------------

NURSING HOME -- 3.5%

   $         945   Bell County, TX, (Heritage Oaks Healthcare),
                   6.70%, 6/1/29(6)                                             $       644,490
           1,320   Bell County, TX, (Riverside Healthcare, Inc. - Normandy
                   Terrace), 9.00%, 4/1/23(6)                                           752,400
             840   Clovis, NM, IDR, (Retirement Ranches, Inc.),
                   7.75%, 4/1/19                                                        876,918
   $       1,100   Massachusetts IFA, (Age Institute of Massachusetts),
                   8.05%, 11/1/25                                               $     1,105,764
           1,145   Montgomery, PA, IDA, (Advancement of Geriatric Health
                   Care Institute), 8.375%, 7/1/23                                    1,082,071
             510   Ohio HFA, Retirement Rental Housing, (Encore Retirement
                   Partners), 6.75%, 3/1/19                                             446,694
           2,000   Orange County, FL, Health Facilities Authority,
                   (Westminster Community Care), 6.60%, 4/1/24                        1,773,400
             261   Tarrant County, TX, Health Facilities Authority,
                   8.00%, 9/1/25(6)                                                       7,569
             392   Tarrant County, TX, Health Facilities Authority,
                   (3927 Foundation), 10.25%, 9/1/19(6)                                   3,924
           1,650   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                   7.00%, 8/1/29                                                      1,572,037
-----------------------------------------------------------------------------------------------
                                                                                $     8,265,267
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 8.0%

   $       1,000   Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20         $     1,038,190
           2,950   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                     3,019,709
           1,500   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                                     1,709,100
           5,000   Golden Tobacco Securitization Corp., CA,
                   Variable Rate, 8.192%, 6/1/33(1)(2)                                5,611,050
           1,000   Mohegan Tribe Indians, CT, Gaming Authority,
                   (Public Improvements), 6.25%, 1/1/21                               1,066,460
           1,500   Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15             1,547,100
           1,000   Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16                          1,017,900
           1,500   Tobacco Settlement Financing Corp., NJ,
                   Variable Rate, 11.379%, 6/1/39(1)(2)                               1,499,670
           2,500   Tobacco Settlement Management Authority, SC,
                   6.375%, 5/15/28                                                    2,434,650
-----------------------------------------------------------------------------------------------
                                                                                $    18,943,829
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 4.0%

   $         995   Albuquerque, NM, Retirement Facilities, (La Vida Liena
                   Retirement Center), 5.75%, 12/15/28                          $       953,578
           1,430   Albuquerque, NM, Retirement Facilities, (La Vida Liena
                   Retirement Center), 6.60%, 12/15/28                                1,419,733
             850   Bell County, TX, Health Facilities Authority,
                   (Care Institute, Inc. - Texas), 9.00%, 11/1/24                       812,388
           1,200   Grove City, PA, Area Hospital Authority, (Grove Manor),
                   6.625%, 8/15/29                                                    1,249,788
           1,500   Kansas City, MO, IDA, (Kingswood United Methodist Manor),
                   5.875%, 11/15/29                                                   1,391,970
           1,500   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                1,502,265

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE (CONTINUED)

   $       1,485   North Miami, FL, Health Facilities Authority,
                   (Imperial Club), 6.75%, 1/1/33                               $     1,387,807
             980   St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland), 8.75%, 11/1/24(7)                 684,540
-----------------------------------------------------------------------------------------------
                                                                                $     9,402,069
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 9.1%

   $       2,500   Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33                 $     2,488,175
             750   Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33                     764,835
           1,465   Bell Mountain Ranch, CO, Metropolitan District,
                   6.625%, 11/15/25                                                   1,500,321
           1,000   Capistrano, CA, Unified School District, 6.00%, 9/1/33             1,030,190
           2,000   Cleveland-Cuyahoga County, OH, Port Authority,
                   7.00%, 12/1/18                                                     2,089,400
              45   Fleming Island, FL, Plantation Community Development District,
                   6.30%, 2/1/05                                                         45,014
           1,500   Frederick County, MD, Urbana Community Development
                   Authority, 6.625%, 7/1/25                                          1,560,120
             945   Heritage Harbour, FL, South Community Development District,
                   Capital Improvements, 5.25%, 11/1/08                                 952,692
           1,490   Lincoln, CA, Public Financing Authority, (Twelve Bridges),
                   6.20%, 9/2/25                                                      1,578,014
              25   New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34                       26,022
           3,150   New Jersey EDA, (Cigarette Tax), Variable Rate,
                   8.78%, 6/15/34(1)(2)                                               3,407,513
           1,200   New York City, NY, Transitional Finance Authority,
                   4.75%, 11/1/23                                                     1,221,936
           3,500   New York State Local Government Assistance Corp.,
                   5.00%, 4/1/21                                                      3,812,025
           1,000   Tiverton, RI, Obligation Tax Increment,
                   (Mount Hope Bay Village), 6.875%, 5/1/22                           1,062,100
-----------------------------------------------------------------------------------------------
                                                                                $    21,538,357
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.5%

   $       1,200   Port Authority of New York and New Jersey,
                   5.375%, 3/1/28                                               $     1,325,232
-----------------------------------------------------------------------------------------------
                                                                                $     1,325,232
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.8%
   (IDENTIFIED COST $217,736,202)                                               $   234,447,090
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                          $     2,827,191
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   237,274,281
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At December 31, 2004, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

   California                                        20.8%
   New York                                          10.9%
   Others, representing less than 10% individually   67.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 27.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 9.7% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $27,942,920 or 11.8% of the Fund's net assets.

(2) Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4) Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(5) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  Defaulted bond.

(7)  The Fund is receiving only partial interest payments on this security.

                        See notes to financial statements

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $217,736,202)                           $   234,447,090
Cash                                                                                  4,706,042
Receivable for investments sold                                                         191,806
Receivable for Fund shares sold                                                         161,542
Interest receivable                                                                   3,814,861
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $   243,321,341
-----------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                               $     4,536,224
Payable for daily variation margin on open financial futures contracts                  712,500
Dividends payable                                                                       535,004
Payable for Fund shares redeemed                                                        222,260
Payable to affiliate for Trustees' fees                                                   2,721
Accrued expenses                                                                         38,351
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $     6,047,060
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                      $   237,274,281
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                 $   228,901,928
Accumulated net realized loss (computed on the basis of identified cost)             (6,497,569)
Accumulated undistributed net investment income                                         330,259
Net unrealized appreciation (computed on the basis of identified cost)               14,539,663
-----------------------------------------------------------------------------------------------
TOTAL                                                                           $   237,274,281
-----------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                      $   111,705,911
SHARES OUTSTANDING                                                                   11,422,019
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $          9.78
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $9.78)                                              $         10.27
-----------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                      $    54,016,326
SHARES OUTSTANDING                                                                    5,560,176
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $          9.71
-----------------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                                      $    71,552,044
SHARES OUTSTANDING                                                                    6,695,411
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $         10.69
-----------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AS OF DECEMBER 31, 2004

INVESTMENT INCOME

Interest                                                                        $    14,510,727
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         $    14,510,727
-----------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                          $     1,133,144
Trustees' fees and expenses                                                              11,522
Service fees
   Class A                                                                              259,327
   Class B                                                                              565,675
Custodian fee                                                                           136,104
Transfer and dividend disbursing agent fees                                             104,332
Registration fees                                                                        62,056
Legal and accounting services                                                            61,143
Printing and postage                                                                     14,949
Miscellaneous                                                                            37,060
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $     2,385,312
-----------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                   $        14,173
-----------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                        $        14,173
-----------------------------------------------------------------------------------------------

NET EXPENSES                                                                    $     2,371,139
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                           $    12,139,588
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $     3,227,426
   Financial futures contracts                                                       (4,833,867)
-----------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                               $    (1,606,441)
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $     1,688,656
   Financial futures contracts                                                       (2,026,975)
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $      (338,319)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                $    (1,944,760)
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $    10,194,828
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED          YEAR ENDED
IN NET ASSETS                                        DECEMBER 31, 2004   DECEMBER 31, 2003
------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $      12,139,588   $      12,503,736
   Net realized gain (loss) from
      investment transactions, and
      financial futures contracts                           (1,606,441)            155,593
   Net change in unrealized
      appreciation (depreciation)
      from investments and
      financial futures contracts                             (338,319)          3,235,123
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      10,194,828   $      15,894,452
------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                        $      (5,895,973)  $      (4,868,041)
      Class B                                               (2,807,643)         (2,670,880)
      Class I                                               (4,379,257)         (4,211,012)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $     (13,082,873)  $     (11,749,933)
------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                        $      39,141,439   $      42,885,166
      Class B                                                5,439,840          13,209,162
      Class I                                                4,414,958           4,584,428
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                2,828,502           2,192,516
      Class B                                                1,655,517           1,432,994
      Class I                                                2,421,356           2,211,783
   Cost of shares redeemed
      Class A                                              (33,475,883)        (29,313,768)
      Class B                                              (12,275,095)        (11,304,192)
      Class I                                              (12,066,481)        (12,960,340)
   Net asset value of shares exchanged
      Class A                                                1,824,339                  --
      Class B                                               (1,824,339)                 --
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $      (1,915,847)  $      12,937,749
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $      (4,803,892)  $      17,082,268
------------------------------------------------------------------------------------------

                                                     YEAR ENDED          YEAR ENDED
NET ASSETS                                           DECEMBER 31, 2004   DECEMBER 31, 2003
------------------------------------------------------------------------------------------
At beginning of year                                 $     242,078,173   $     224,995,905
------------------------------------------------------------------------------------------
AT END OF YEAR                                       $     237,274,281   $     242,078,173
------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF YEAR                                       $         330,259   $       1,423,466
------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                         CLASS A
                                                  --------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------------
                                                          2004(1)         2003(1)         2002(1)       2001(1)(2)         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    9.900      $    9.720      $    9.340      $    9.370      $    8.590
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $    0.515      $    0.526      $    0.522      $    0.497      $    0.502
Net realized and unrealized gain (loss)                     (0.081)          0.151           0.347          (0.040)          0.776
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $    0.434      $    0.677      $    0.869      $    0.457      $    1.278
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $   (0.554)     $   (0.497)     $   (0.489)     $   (0.487)     $   (0.498)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $   (0.554)     $   (0.497)     $   (0.489)     $   (0.487)     $   (0.498)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    9.780      $    9.900      $    9.720      $    9.340      $    9.370
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                               4.56%           7.17%           9.51%           4.96%          15.38%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $  111,706      $  102,526      $   85,048      $   68,124      $   53,271
Ratios (As a percentage of average daily
  net assets):
   Expenses                                                   0.92%           0.89%           0.91%           0.93%           0.97%
   Expenses after custodian fee reduction                     0.91%           0.89%           0.91%           0.90%           0.96%
   Net investment income                                      5.29%           5.42%           5.47%           5.27%           5.60%
Portfolio Turnover                                              36%             34%             21%             13%             46%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.23% to 5.27%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

                        See notes to financial statements

                                                                                        CLASS B
                                                  --------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------------
                                                          2004(1)         2003(1)         2002(1)       2001(1)(2)         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $    9.830      $    9.660      $    9.280      $    9.300      $    8.520
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $    0.439      $    0.450      $    0.447      $    0.433      $    0.426
Net realized and unrealized gain (loss)                     (0.081)          0.142           0.348          (0.036)          0.779
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $    0.358      $    0.592      $    0.795      $    0.397      $    1.205
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $   (0.478)     $   (0.422)     $   (0.415)     $   (0.417)     $   (0.425)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $   (0.478)     $   (0.422)     $   (0.415)     $   (0.417)     $   (0.425)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $    9.710      $    9.830      $    9.660      $    9.280      $    9.300
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                               3.97%(4)        6.26%           8.72%           4.36%          14.58%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $   54,016      $   61,793      $   57,347      $   40,168      $   28,222
Ratios (As a percentage of average daily net assets):
   Expenses                                                   1.67%           1.64%           1.66%           1.68%           1.71%
   Expenses after custodian fee reduction                     1.66%           1.64%           1.66%           1.65%           1.70%
   Net investment income                                      4.54%           4.67%           4.71%           4.62%           4.86%
Portfolio Turnover                                              36%             34%             21%             13%             46%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 4.58% to 4.62%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Total return reflects an increase of 0.21% due to a change in the timing of the payment and reinvestment of distributions.

                        See notes to financial statements

                                                                                        CLASS I
                                                  --------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------------
                                                          2004(1)         2003(1)         2002(1)       2001(1)(2)         2000
----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- Beginning of year                    $   10.810      $   10.620      $   10.200      $   10.240      $    9.380
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $    0.589      $    0.602      $    0.598      $    0.570      $    0.560
Net realized and unrealized gain (loss)                     (0.079)          0.159           0.383          (0.053)          0.857
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                            $    0.510      $    0.761      $    0.981      $    0.517      $    1.417
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $   (0.630)     $   (0.571)     $   (0.561)     $   (0.557)     $   (0.557)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $   (0.630)     $   (0.571)     $   (0.561)     $   (0.557)     $   (0.557)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $   10.690      $   10.810      $   10.620      $   10.200      $   10.240
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                               4.91%           7.38%           9.84%           5.14%          15.63%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $   71,552      $   77,759      $   82,600      $   85,751      $   85,656
Ratios (As a percentage of average daily net
  assets):
   Expenses                                                   0.67%           0.64%           0.66%           0.69%           0.77%
   Expenses after custodian fee reduction                     0.66%           0.64%           0.66%           0.66%           0.76%
   Net investment income                                      5.54%           5.68%           5.73%           5.53%           5.82%
Portfolio Turnover                                              36%             34%             21%             13%             46%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.50% to 5.53%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

                        See notes to financial statements

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares generally are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest available bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities.

C INCOME TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of ($9,241,508) which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2008 ($2,939,035), December 31, 2010 ($1,640,161), and December 31, 2012 ($4,662,312).

D INTEREST RATE SWAPS -- The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund

(margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

J USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

M OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

2  DISTRIBUTIONS TO SHAREHOLDERS

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                        YEAR ENDED DECEMBER 31,
                                      ---------------------------
                                          2004          2003
-----------------------------------------------------------------
Distributions declared from:
Tax-exempt income                     $ 13,069,286   $ 11,742,728
Ordinary Income                       $     13,587   $      7,205

During the year ended December 31, 2004, accumulated undistributed net investment income was decreased by $149,922, and accumulated net realized loss was decreased by $149,922 primarily due to differences in book and tax accounting for amortization and accretion on debt securities and market discount on disposal of securities. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income                  $    330,259

Capital loss carryforward             $ (9,241,508)
Unrealized gain                       $ 17,283,602

3  SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                     ----------------------------------
CLASS A                                                    2004               2003
---------------------------------------------------------------------------------------
Sales                                                      4,017,657          4,424,206
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                             290,587            225,789
Redemptions                                               (3,429,487)        (3,037,727)
Exchange from Class B shares                                 183,642                 --
---------------------------------------------------------------------------------------
NET INCREASE                                               1,062,399          1,612,268
---------------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                                     ----------------------------------
CLASS B                                                    2004               2003
---------------------------------------------------------------------------------------
Sales                                                        560,584          1,373,788
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                             170,672            148,636
Redemptions                                               (1,271,736)        (1,175,062)
Exchange to Class A shares                                  (184,696)                --
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE)                                     (725,176)           347,362
---------------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                                     ----------------------------------
CLASS I                                                    2004               2003
---------------------------------------------------------------------------------------
Sales                                                        414,396            434,841
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                             227,731            208,638
Redemptions                                               (1,138,299)        (1,228,733)
---------------------------------------------------------------------------------------
NET DECREASE                                                (496,172)          (585,254)
---------------------------------------------------------------------------------------

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management
(EVM), as compensation for management and investment advisory services rendered to the Fund. For the year ended December 31, 2004, the fee was equivalent to 0.48% of the Fund's average daily net assets for such period and amounted to $1,133,144. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the year ended December 31, 2004, EVM earned $9,494 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $27,169 and $368 from the Fund as its portion of the sales charge on sales of Class A and Class I shares, respectively, for the year ended December 31, 2004.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

The Fund has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Service Plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Class B net assets. The Fund paid or accrued distribution fees of $424,256 for Class B shares to EVD for the year ended December 31, 2004, representing 0.75% of the average daily net assets for Class B shares. At December 31, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,766,000.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2004 amounted to $259,327 and $141,419 for Class A and Class B shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $8,000 and $173,000 of CDSC paid by Class A and Class B shareholders, respectively, for the year ended December 31, 2004.

7  PURCHASES AND SALES OF INVESTMENTS

The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales of investments, other than short-term obligations, aggregated $84,345,090 and $93,737,678 respectively.

8  LINE OF CREDIT

The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

9  FEDERAL INCOME TAX BASIS OF UNREALIZED
   APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                               $   214,992,263
----------------------------------------------------------------------------
Gross unrealized appreciation                                $    23,171,756
Gross unrealized depreciation                                     (3,716,929)
----------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                  $    19,454,827
----------------------------------------------------------------------------

10 FINANCIAL INSTRUMENTS

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2004, is as follows:

FUTURES CONTRACTS

-----------------------------------------------------------------------------------------
EXPIRATION                  AGGREGATE                                      NET UNREALIZED
DATE(S)      CONTRACTS      COST              VALUE             POSITION    DEPRECIATION
-----------------------------------------------------------------------------------------
             950
             U.S Treasury
3/05         Bond           $  (104,703,775)  $  (106,875,000)  Short       $ (2,171,225)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF THE EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF EATON VANCE MUNICIPAL BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Municipal Bond Fund (the
Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Municipal Bond Fund as of December 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE MUNICIPAL BOND FUND as of December 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

EXEMPT-INTEREST DIVIDENDS. The Fund designates 99.90% of dividends from net investment income as an exempt-interest dividend.

EATON VANCE MUNICIPAL BOND FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                     TERM OF                                          NUMBER OF PORTFOLIOS
                 POSITION(S)       OFFICE AND                                           IN FUND COMPLEX
    NAME AND      WITH THE          LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY
 DATE OF BIRTH     TRUST             SERVICE           DURING PAST FIVE YEARS             TRUSTEE (1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes    Trustee         Since 1991        Chairman, President and Chief             195              Director of EVC
11/9/41                                              Executive Officer of BMR, EVC,
                                                     EVM and EV; Director of EV;
                                                     Vice President and Director of
                                                     EVD. Trustee and/or officer of
                                                     195 registered investment
                                                     companies in the Eaton Vance
                                                     Fund Complex. Mr. Hawkes is an
                                                     interested person because of
                                                     his positions with BMR, EVM,
                                                     EVC and EV, which are
                                                     affiliates of the Fund.

NONINTERESTED TRUSTEE(S)

Samuel            Chairman     Trustee since 1986    Jacob H. Schiff Professor of              195                Director of
L.Hayes, III       of the              and           Investment Banking Emeritus,                                Tiffany & Co.
2/23/35           Board and   Chairman of the Board  Harvard University Graduate                                   (specialty
                   Trustee         since 2005        School of Business                                          retailer) and
                                                     Administration.                                              Telect, Inc.
                                                                                                              (telecommunication
                                                                                                               services company)

William H.         Trustee         Since 2003        President and Chief Executive             195                    None
Park                                                 Officer, Prizm Capital
9/19/47                                              Management, LLC (investment
                                                     management firm) (since 2002).
                                                     Executive Vice President and
                                                     Chief Financial Officer, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) (1982-2001).

Ronald A.          Trustee         Since 2003        Professor of Law, Georgetown              195                    None
Pearlman                                             University Law Center (since
7/10/40                                              1999). Tax Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

Norton H.          Trustee         Since 1986        President, Chief Executive                195                    None
Reamer                                               Officer and a Director of Asset
9/21/35                                              Management Finance Corp. (a
                                                     specialty finance company
                                                     serving the investment
                                                     management industry) (since
                                                     October 2003). President,
                                                     Unicorn Corporation (an
                                                     investment and financial
                                                     advisory services company)
                                                     (since September 2000).
                                                     Formerly, Chairman and Chief
                                                     Operating Officer, Hellman,
                                                     Jordan Management Co., Inc. (an
                                                     investment management company)
                                                     (2000-2003). Formerly, Advisory
                                                     Director of Berkshire Capital
                                                     Corporation (investment banking
                                                     firm) (2002-2003). Formerly
                                                     Chairman of the Board, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) and Chairman,
                                                     President and Director, UAM
                                                     Funds (mutual funds)
                                                     (1980-2000).

Lynn A. Stout      Trustee         Since 1998        Professor of Law, University of           195                    None
9/14/57                                              California at Los Angeles
                                                     School of Law (since July
                                                     2001). Formerly, Professor of
                                                     Law, Georgetown University Law
                                                     Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                              TERM OF
                           POSITION(S)      OFFICE AND
         NAME AND           WITH THE         LENGTH OF                 PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH           TRUST           SERVICE                  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.         President       Since 2002    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                   Investment Officer of EVM and BMR and Director of EVC.
                                                          Chief Executive Officer of Belair Capital Fund LLC,
                                                          Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                          Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                          (private investment companies sponsored by EVM). Officer
                                                          of 59 registered investment companies managed by EVM or
                                                          BMR.

William H. Ahern, Jr.    Vice President     Since 1995    Vice President of EVM and BMR. Officer of 78 registered
7/28/59                                                   investment companies managed by EVM or BMR.

Thomas J. Fetter         Vice President     Since 1997    Vice President of EVM and BMR. Officer of 124 registered
8/20/43                                                   investment companies managed by EVM or BMR.

Michael R. Mach          Vice President     Since 1999    Vice President of EVM and BMR. Officer of 29 registered
7/15/47                                                   investment companies managed by EVM or BMR.

Robert B. MacIntosh      Vice President     Since 1998    Vice President of EVM and BMR. Officer of 124 registered
1/22/57                                                   investment companies managed by EVM or BMR.

Duncan W. Richardson     Vice President     Since 2001    Senior Vice President and Chief Equity Investment
10/26/57                                                  Officer of EVM and BMR. Officer of 46 registered
                                                          investment companies managed by EVM or BMR.

Walter A. Row, III       Vice President     Since 2001    Director of Equity Research and a Vice President of EVM
7/20/57                                                   and BMR. Officer of 26 registered investment companies
                                                          managed by EVM or BMR.

Judith A. Saryan         Vice President     Since 2003    Vice President of EVM and BMR. Officer of 28 registered
8/21/54                                                   investment companies managed by EVM or BMR.

Susan Schiff             Vice President     Since 2002    Vice President of EVM and BMR. Officer of 28 registered
3/13/61                                                   investment companies managed by EVM or BMR.

Alan R. Dynner              Secretary       Since 1997    Vice President, Secretary and Chief Legal Officer of
10/10/40                                                  BMR, EVM, EVD, EV and EVC. Officer of 195 registered
                                                          investment companies managed by EVM or BMR.

James L. O'Connor           Treasurer       Since 1989    Vice President of BMR, EVM and EVD. Officer of 117
4/1/45                                                    registered investment companies managed by EVM or BMR.

Paul M. O'Neil          Chief Compliance    Since 2004    Vice President of EVM and BMR. Officer of 195 registered
7/11/53                      Officer                      investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                               INVESTMENT ADVISER
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                   PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                             BOSTON, MA 02116-5022


                         EATON VANCE MUNICIPAL BOND FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
        SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

279-2/05                                                                   MBSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

EATON VANCE TAX FREE RESERVES

[GRAPHIC IMAGE]

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

- We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

INVESTMENT ENVIRONMENT

- During 2004, the U.S. economy experienced another year of solid growth, growing at an annualized rate of 3.7% with moderate inflation, despite a sharp increase in energy prices.

- Energy prices rose significantly during the year, with oil reaching record high levels before ending the year at $43.45 per barrel. Nevertheless, core inflation -- which excludes volatile food and energy prices -- remained low. Consumers continued to drive the economy's growth, with the help of tax cuts, low home mortgage and refinancing rates, appreciation in home equity values, and employment growth of more than two million jobs. Business spending began the year slowly, but increased as the year progressed.

- In a significant development for the fixed-income markets, the U.S. Federal Reserve Board increased the Fed Funds Target Rate, a key short-term interest-rate benchmark, by 25 basis points (0.25%) on five separate occasions between June 2004 and December 2004 -- from 1.00% to 2.25%. In its December 2004 meeting, the Fed indicated its focus had shifted from supporting economic growth to fighting potential inflation, which we believe increases the possibility of future short-term rate hikes.

THE FUND

THE PAST YEAR

- During the year ended December 31, 2004, shareholders of Eaton Vance Tax Free Reserves received $0.005 per share in income dividends, free from regular federal income tax.(1)

- Management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases. Although shorter-maturity securities typically offer lower yields, their flexibility enabled management to reinvest at higher rates more quickly, helping to increase the Fund's income stream. We will selectively seek opportunities in 2005 to tailor the Fund's weighted average maturity to the prevailing interest rate environment.

ABOUT EATON VANCE TAX FREE RESERVES

- Eaton Vance Tax Free Reserves invests in dollar-denominated, high-quality fixed-income securities, including bonds, notes, and commercial paper, the interest from which is exempt from regular federal income tax.(1)

- The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories.(2)

- Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax,(1) can be a sensible way to earn income, while seeking to preserve capital and maintain liquidity.(2)

----------
(1) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax. Income may be subject to state tax.

(2) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has no sales charge.

[CHART]

ASSET ALLOCATION*

By net assets

Variable Rate Demand Obligations     83.4%

   Revenue Notes/Bonds                9.9%

   General Obligations Notes/Bonds    5.8%

* Asset allocation information may not be representative of the Fund's current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          EATON VANCE TAX FREE RESERVES

                                       Beginning Account Value     Ending Account Value    Expenses Paid During Period*
                                              (7/1/04)                  (12/31/04)             (7/1/04 - 12/31/04)
-----------------------------------------------------------------------------------------------------------------------
ACTUAL                                     $      1,000.00           $      1,003.50               $      3.63

HYPOTHETICAL
(5% return per year before expenses)       $      1,000.00           $      1,021.50               $      3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.72% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004.

EATON VANCE TAX FREE RESERVES as of December 31, 2004
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 99.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
GENERAL OBLIGATION NOTES / BONDS -- 5.8%
$          1,000   Iowa City, IA, School District, 2.00%, 6/1/05                      $     1,001,668
             475   South Carolina, Series B, 5.25%, 4/1/05                                    479,456
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,481,124
-----------------------------------------------------------------------------------------------------

REVENUE NOTES / BONDS -- 9.9%
-----------------------------------------------------------------------------------------------------
$            100   Hamilton County, IN, Series A, FSA, 4.70%, 1/10/05                 $       100,089
             160   New York Thruway Authority, Series C, Pre-Refunded at
                   102 to 1/1/05, (FGIC), 6.00%                                               163,200
           1,250   Texas, 3.00%, 8/31/05                                                    1,261,826
           1,000   Wellesley, MA, 2.50%, 6/2/05                                             1,003,978
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,529,093
-----------------------------------------------------------------------------------------------------

VARIABLE RATE DEMAND OBLIGATIONS -- 83.4%
-----------------------------------------------------------------------------------------------------

$          1,000   Clark County, NV, Airport Revenue, Series C, AMT, (XLCA),
                   (SPA: Bayerische Landesbank), 2.03%, 7/1/29                        $     1,000,000
           1,000   Cleveland-Cuyahoga County, OH, Port Authority Cultural
                   Facility, (Playhouse Square Foundation),
                   (LOC: Fifth Third Bank), 2.00%, 11/15/34                                 1,000,000
           1,500   Connecticut, HEFA, (Bradley Health Care),
                   (LOC: Bank of America), 1.96%, 7/1/29                                    1,500,000
           1,000   Connecticut, HEFA, (University of Hartford),
                   (LOC: Citizens Bank of Rhode Island), 1.99%, 7/1/34                      1,000,000
           1,000   Delaware Valley, PA, Regional Finance Authority,
                   (LOC: Toronto Dominion Bank), 1.98%, 12/1/20                             1,000,000
             500   Galveston, TX, Industrial Development Corp., AMT,
                   (Mitchell Industries), (LOC: Bank One Texas N.A.),
                   2.15%, 9/1/13                                                              500,000
           1,500   Illinois Educational Facility Authority, (John F. Kennedy
                   Health Care Foundation), (LOC: LaSalle National Bank),
                   2.00%, 12/1/25                                                           1,500,000
           1,000   Illinois Finance Authority, (Northwestern University),
                   1.97%, 12/1/34                                                           1,000,000
           1,250   Illinois, (FSA), (SPA: Wachovia Bank N.A.),
                   2.06%, 12/1/24                                                           1,250,000
             250   Lawrence County, SD, Solid Waste Disposal, AMT,
                   (Homestake Mining Co.), (LOC: JP Morgan Chase),
                   2.01%, 7/1/32                                                              250,000
           1,000   Massachusetts Water Resource Authority, (Multi Modal),
                   (FGIC), (SPA: SPI), 2.00%, 8/1/31                                        1,000,000
             605   Metropolitan Government of Nashville and Davidson County,
                   TN, IDR, (Dixie Graphics Inc.), (LOC: SunTrust Bank),
                   2.00%, 5/1/09                                                              605,000
           1,000   Metropolitan Pier and Exposition Authority, IL, (MBIA),
                   (Liq: Citibank), 2.12%, 12/15/31                                         1,000,000
$          1,000   North Carolina Capital Facility Finance Agency,
                   (Wake Forest University), 1.98%, 1/1/18                            $     1,000,000
             600   Ohio Higher Educational Facility Commission,
                   (John Carroll University), (LOC: Allied Irish Bank PLC),
                   2.01%, 11/15/31                                                            600,000
             900   Pasadena, TX, School District, (SPA: Westdeutsche
                   Landsbank), (PSF Guaranteed), 2.00%, 8/15/26                               900,000
             400   Pennsylvania EDA, AMT, (Westrum Hanover LP),
                   (LOC: First Trust & Savings Bank, Federal Home Loan Bank),
                   2.05%, 3/1/34                                                              400,000
             990   Pennsylvania Turnpike Commission, (Oil Franchise), (AMBAC),
                   (Liq: Salomon Smith Barney), 2.03%, 12/15/15                               990,000
           1,000   Philadelphia, PA, IDR, (Newcourtland Elder Services),
                   (LOC: PNC Bank N.A.), 2.10%, 3/1/27                                      1,000,000
           1,300   South Barrington, IL, (Cook County), (LOC: Harris Trust &
                   Savings Bank), 2.00%, 12/1/27                                            1,300,000
           1,300   University of Pittsburgh of the Commonwealth System of
                   Higher Education, PA, (University of PA), (SPA: BNP Paribas),
                   1.98%, 9/15/24                                                           1,300,000
           1,250   West Memphis, AR, Public Facility Board, AMT,
                   (West Memphis Meadows 98 Apts.), (FHLMC),
                   2.03%, 12/1/34                                                           1,250,000
-----------------------------------------------------------------------------------------------------
                                                                                      $    21,345,000
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.1%
  (COST $25,355,217)(1)                                                               $    25,355,217
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.9%                                                $       238,444
-----------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                  $    25,593,661
-----------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest Earned From These Securities May be Considered a Tax Preference Item for Purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FSA - Financial Security Assurance, Inc.

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The stated interest rate on variable rate demand obligations represents the rate in effect at December 31, 2004.

                        See notes to financial statements

At December 31, 2004, the concentration of the fund's investments in the various states, determined as a percentage of net assets, is as follows:

  ILLINOIS                                            23.6%

  PENNSYLVANIA                                        18.3%

  TEXAS                                               10.4%

  OTHERS, REPRESENTING LESS THAN 10% INDIVIDUALLY     46.8%

At December 31, 2004, the concentration of the fund's investments in the various industries, determined as a percentage of net assets, is as follows:

  GENERAL OBLIGATIONS                                 19.3%

  EDUCATION                                           19.1%

  HEALTHCARE                                          11.7%

  OTHERS, REPRESENTING LESS THAN 10% INDIVIDUALLY     49.0%

(1)  Cost for federal income taxes is the same.

                        See notes to financial statements

EATON VANCE TAX FREE RESERVES as of December 31, 2004
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2004

ASSETS

Investments, at amortized cost                                           $  25,355,217
Cash                                                                           112,306
Receivable for Fund shares sold                                                266,556
Interest receivable                                                             75,196
--------------------------------------------------------------------------------------
Total assets                                                             $  25,809,275
--------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                         $     188,391
Dividends payable                                                               12,628
Payable to affiliate for Trustees' fees                                            330
Accrued expenses                                                                14,265
--------------------------------------------------------------------------------------
Total liabilities                                                        $     215,614
--------------------------------------------------------------------------------------
Net Assets for 25,611,445 shares of beneficial interest outstanding      $  25,593,661
--------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                          $  25,595,376
Accumulated net realized loss (computed on the basis
  of identified cost)                                                           (1,715)
--------------------------------------------------------------------------------------
Total                                                                    $  25,593,661
--------------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING

                                                                            25,611,445
--------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE

($25,593,661 DIVIDED BY 25,611,445 shares of beneficial
  interest outstanding)                                                  $        1.00
--------------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 2004

INVESTMENT INCOME

Interest                                                                 $     351,628
--------------------------------------------------------------------------------------
Total investment income                                                  $     351,628
--------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $     142,816
Trustees' fees and expenses                                                      1,416
Legal and accounting services                                                   28,882
Registration fees                                                               19,625
Transfer and dividend disbursing agent fees                                      5,559
Custodian fee                                                                   30,300
Printing and postage                                                             3,439
Interest                                                                           519
Miscellaneous                                                                    5,318
--------------------------------------------------------------------------------------
Total expenses                                                           $     237,874
--------------------------------------------------------------------------------------
Deduct  --
   Reduction of custodian fee                                            $      30,300
   Waiver of investment adviser fee                                                  5
--------------------------------------------------------------------------------------
Total expense reductions                                                 $      30,305
--------------------------------------------------------------------------------------

Net expenses                                                             $     207,569
--------------------------------------------------------------------------------------

Net investment income                                                    $     144,059
--------------------------------------------------------------------------------------

REALIZED GAIN (LOSS)

Net realized loss --
   Investment transactions (identified cost basis)                       $        (127)
--------------------------------------------------------------------------------------
Net realized loss                                                        $        (127)
--------------------------------------------------------------------------------------

Net increase in net assets from operations                               $     143,932
--------------------------------------------------------------------------------------

                        See notes to financial statements

Statements of Changes in Net Assets

INCREASE (DECREASE)                             YEAR ENDED           YEAR ENDED
IN NET ASSETS                                   DECEMBER 31, 2004    DECEMBER 31, 2003
--------------------------------------------------------------------------------------
From operations --
   Net investment income                        $         144,059    $         125,244
   Net realized loss from
      investment transactions                                (127)                (109)
--------------------------------------------------------------------------------------
Net increase in net assets from operations      $         143,932    $         125,135
--------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                   $        (144,059)   $        (125,244)
--------------------------------------------------------------------------------------
Total distributions to shareholders             $        (144,059)   $        (125,244)
--------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
   net asset value of $1.00 per share --
   Proceeds from sale of shares                 $      63,791,369    $      60,317,407
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                               51,962               35,682
   Cost of shares redeemed                            (67,768,188)         (60,099,666)
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Fund share transactions                      $      (3,924,857)   $         253,423

Net increase (decrease) in net assets $                (3,924,984)   $         253,314
--------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------
At beginning of year                            $      29,518,645    $      29,265,331
--------------------------------------------------------------------------------------
At end of year                                  $      25,593,661    $      29,518,645
--------------------------------------------------------------------------------------

                        See notes to financial statements

Financial Highlights

                                                                            YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------
                                                            2004         2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $  0.005     $  0.004     $  0.008     $  0.021     $  0.036
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $ (0.005)    $ (0.004)    $ (0.008)    $ (0.021)    $ (0.036)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                       $ (0.005)    $ (0.004)    $ (0.008)    $ (0.021)    $ (0.036)
----------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                            $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
----------------------------------------------------------------------------------------------------------------------

Total Return(1)                                               0.51%        0.44%        0.81%        2.20%        3.69%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                   $ 25,594     $ 29,519     $ 29,265     $ 32,355     $ 45,703
Ratios (As a percentage of average daily net assets):
     Net expenses                                             0.83%        0.77%        0.85%        0.75%        0.55%
     Net expenses after custodian fee reduction               0.73%        0.67%        0.74%        0.66%        0.46%
     Net investment income                                    0.50%        0.43%        0.81%        2.18%        3.56%
----------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):

     Expenses                                                 0.83%        0.78%                     0.79%        0.75%
     Expenses after custodian fee reduction                   0.73%        0.68%                     0.70%        0.66%
     Net investment income                                    0.50%        0.42%                     2.13%        3.36%
Net investment income per share                          $   0.005    $   0.004                 $   0.021    $   0.034
----------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods.

                        See notes to financial statements

EATON VANCE TAX FREE RESERVES as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to provide a means whereby investors may earn as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A SECURITY VALUATION -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     B INTEREST INCOME -- Interest income consists of interest accrued, adjusted for amortization of any premium or accretion of any discount, accrued ratably to the date of maturity or call.

     C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $1,715, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2005 ($1,479), on December 31, 2011 ($109), and on December 31, 2012 ($127). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for shareholders.

     D OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

     E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

     F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     H EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2    DISTRIBUTIONS TO SHAREHOLDERS

     The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

     The tax character of the distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                        YEAR ENDED   YEAR ENDED
                                                         12/31/04     12/31/03
--------------------------------------------------------------------------------
     Distributions declared from:
     Tax-exempt income                                  $  144,059   $  125,244

     As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

     Capital loss carryforwards                                      $   (1,715)

3    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. For the year ended December 31, 2004, the fee amounted to $142,816. Pursuant to a voluntary fee waiver, EVM waived $5 of its investment adviser fee for the year ended December 31, 2004. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $582 in sub-transfer agent fees. Certain officers and Trustees of the Fund are officers of the above organization.

4    SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5    LINE OF CREDIT

     The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

6    PURCHASES AND SALES OF INVESTMENTS

     The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $58,177,076 and $61,874,394, respectively, for the year ended December 31, 2004.

EATON VANCE TAX FREE RESERVES as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE TAX FREE RESERVES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves, a series of Eaton Vance Mutual Funds Trust, (the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2005

EATON VANCE TAX FREE RESERVES as of December 31, 2004
FEDERAL TAX INFORMATION (UNAUDITED)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

EXEMPT-INTEREST DIVIDENDS. The Fund designates 100.00% of dividends from net investment income as an exempt-interest dividend.

EATON VANCE TAX FREE RESERVES
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                       TERM OF                                    NUMBER OF PORTFOLIOS
                        POSITION(S)   OFFICE AND                                    IN FUND COMPLEX
    NAME AND             WITH THE     LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY
  DATE OF BIRTH            TRUST       SERVICE        DURING PAST FIVE YEARS           TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes           Trustee     Since 1991   Chairman, President and                195                 Director of EVC
11/9/41                                            Chief Executive Officer of
                                                   BMR, EVC, EVM and EV;
                                                   Director of EV; Vice
                                                   President and Director of
                                                   EVD. Trustee and/or officer
                                                   of 195 registered
                                                   investment companies in
                                                   the Eaton Vance Fund
                                                   Complex. Mr. Hawkes is an
                                                   interested person because
                                                   of his positions with BMR,
                                                   EVM, EVC and EV, which are
                                                   affiliates of the Trust.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Chairman      Trustee     Jacob H. Schiff Professor              195              Director of Tiffany &
2/23/35                   of the      since 1986   of Investment Banking                                 Co. (specialty retailer)
                         Board and       and       Emeritus, Harvard                                         and Telect, Inc.
                          Trustee    Chairman of   University Graduate School                               (telecommunication
                                      the Board    of Business Administration.                               services company)
                                      since 2005

William H. Park           Trustee     Since 2003   President and Chief                    195                      None
9/19/47                                            Executive Officer, Prizm
                                                   Capital Management, LLC
                                                   (investment management
                                                   firm) (since 2002).
                                                   Executive Vice President
                                                   and Chief Financial
                                                   Officer, United Asset
                                                   Management Corporation (a
                                                   holding company owning
                                                   institutional investment
                                                   management firms)
                                                   (1982-2001).

Ronald A. Pearlman        Trustee     Since 2003   Professor of Law,                      195                      None
7/10/40                                            Georgetown University Law
                                                   Center (since 1999). Tax
                                                   Partner, Covington &
                                                   Burling, Washington, DC
                                                   (1991-2000).

Norton H. Reamer          Trustee     Since 1986   President, Chief Executive             195                      None
9/21/35                                            Officer and a Director of
                                                   Asset Management Finance
                                                   Corp. (a specialty finance
                                                   company serving the
                                                   investment management
                                                   industry) (since October
                                                   2003). President, Unicorn
                                                   Corporation (an investment
                                                   and financial advisory
                                                   services company) (since
                                                   September 2000). Formerly,
                                                   Chairman and Chief
                                                   Operating Officer,
                                                   Hellman, Jordan Management
                                                   Co., Inc. (an investment
                                                   management company)
                                                   (2000-2003). Formerly,
                                                   Advisory Director of
                                                   Berkshire Capital
                                                   Corporation (investment
                                                   banking firm) (2002-2003).
                                                   Formerly Chairman of the
                                                   Board, United Asset
                                                   Management Corporation (a
                                                   holding company owning
                                                   institutional investment
                                                   management firms) and
                                                   Chairman, President and
                                                   Director, UAM Funds (mutual
                                                   funds) (1980-2000).

Lynn A. Stout             Trustee     Since 1998   Professor of Law,                      195                      None
9/14/57                                            University of California at
                                                   Los Angeles School of Law
                                                   (since July 2001).
                                                   Formerly, Professor of Law,
                                                   Georgetown University Law
                                                   Center.

                                       TERM OF
                       POSITION(S)    OFFICE AND
      NAME AND           WITH THE     LENGTH OF                                PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH         TRUST        SERVICE                                 DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.    President     Since 2002    Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of
5/31/58                                            EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital
                                                   Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                   Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 59 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr.    Vice        Since 1995    Vice President of EVM and BMR. Officer of 78 registered investment companies
7/28/59                President                   managed by EVM or BMR.

Thomas J. Fetter          Vice       Since 1997    Vice President of EVM and BMR. Officer of 124 registered investment companies
8/20/43                 President                  managed by EVM or BMR.

Michael R. Mach           Vice       Since 1999    Vice President of EVM and BMR. Officer of 29 registered investment companies
7/15/47                 President                  managed by EVM or BMR.

Robert B. MacIntosh       Vice       Since 1998    Vice President of EVM and BMR. Officer of 124 registered investment companies
1/22/57                 President                  managed by EVM or BMR.

Duncan W. Richardson      Vice       Since 2001    Senior Vice President and Chief Equity Investment Officer of EVM and BMR.
10/26/57                President                  Officer of 46 registered investment companies managed by EVM or BMR.

Walter A. Row, III        Vice       Since 2001    Director of Equity Research and a Vice President of EVM and BMR. Officer of
7/20/57                 President                  26 registered investment companies managed by EVM or BMR.

Judith A. Saryan          Vice       Since 2003    Vice President of EVM and BMR. Officer of 28 registered investment companies
8/21/54                 President                  managed by EVM or BMR.

Susan Schiff              Vice       Since 2002    Vice President of EVM and BMR. Officer of 28 registered investment companies
3/13/61                 President                  managed by EVM or BMR.

Alan R. Dynner          Secretary    Since 1997    Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and
10/10/40                                           EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor       Treasurer    Since 1989    Vice President of BMR, EVM, and EVD. Officer of 117 registered investment
4/1/45                                             companies managed by EVM or BMR.

Paul M. O'Neil           Chief       Since 2004    Vice President of EVM and BMR. Officer of 195 registered investment companies
7/11/53                Compliance                  managed by EVM or BMR.
                        Officer

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MA 02110

EATON VANCE TAX FREE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(s), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.

277-2/05                                                                   TRSRC

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

[GRAPHIC IMAGE]

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF DUNCAN W. RICHARDSON]
DUNCAN W. RICHARDSON
PORTFOLIO MANAGER

THE FUND

PERFORMANCE FOR THE PAST YEAR

 - During the year ended December 31, 2004, Eaton Vance Tax-Managed Growth Fund
   1.1 (the Fund) Class A shares had a total return of 9.30%. This return was the result of an increase in net asset value (NAV) per share to $22.55 on December 31, 2004, from $20.80 on December 31, 2003, and the reinvestment of $0.182 per share in dividend income.(1)

 - The Fund's Class B shares had a total return of 8.50% during the same period, the result of an increase in NAV per share to $21.43 on December 31, 2004, from $19.76 on December 31, 2003, and the reinvestment of $0.009 per share in dividend income.(1)

 - The Fund's Class C shares had a total return of 8.52% during the same period, the result of an increase in NAV per share to $20.56 on December 31, 2004, from $18.97 on December 31, 2003, and the reinvestment of $0.025 per share in dividend income.(1)

 - The Fund's Class I shares had a total return of 9.58% during the same period, the result of an increase in NAV per share to $10.60 on December 31, 2004, from $9.89 on December 31, 2003, and the reinvestment of $0.236 per share in dividend income.(1)

 - The Fund's Class S shares had a total return of 9.54% during the same period, the result of an increase in NAV per share to $22.68 on December 31, 2004, from $20.88 on December 31, 2003, and the reinvestment of $0.190 per share in dividend income.(1)

 - For comparison, the S&P 500 Index - a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance - had a total return of 10.87% for the same period.(2)

 - The Fund estimates that virtually all of the income declared by the Fund in calendar year 2004 will be considered qualifying dividend income, subject to taxation at long-term capital gains rates no greater than 15%.

See pages 4 and 5 for more performance information, including after-tax returns.

MANAGEMENT DISCUSSION

 - Economic pressures lingered for much of 2004, but the lifting of some political uncertainty ignited a year-end market rally, helping U.S. equities lock in a second year of consecutive gains. Strength in the broader market was a function of several economic and fundamental factors: historically low interest rates, decisive election results, retreating oil prices and solid earnings growth. A wave of merger and acquisition activity provided additional support for equities, as companies across the technology, telecommunications, and health care sectors announced multi-billion dollar combinations. Although the Federal Funds rate increased to 2.25% during the year, domestic monetary policy remained accommodative.

 - While the Fund's performance for the year ended December 31, 2004, was strong, returns trailed those of the S&P 500 Index.(2) Tax-Managed Growth Portfolio (the Portfolio)'s underperformance was primarily driven by weaker stock selection within some of the industries that led the market. The Portfolio remained overweighted in the outperforming consumer discretionary sector, but limited exposure to better-performing industries, such as internet and multi-line retailers, hindered returns. Health care stocks trailed the market for much of the year, and the Portfolio benefited by underweighting the sector. The Portfolio's stock selection, however, particularly within health care equipment and biotechnology industries, was negative. Another factor contributing to the Fund's underperformance versus the market was a continued underweighting of the utilities and telecom sectors, some of the best performing sectors of 2004.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WERE DEDUCTED, THE PERFORMANCE WOULD BE LOWER. CLASS I AND CLASS S ARE SOLD AT NET ASSET VALUE AND DO NOT HAVE A SALES CHARGE.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT ANY COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

 - During the year, we decreased the Portfolio's financial sector exposure. This shift, particularly in insurance and financial service holdings, was beneficial. Additionally, the Portfolio's de-emphasis of the technology sector helped performance, since it underperformed the broader market for much of the year.

 - Energy and industrial stocks were some of the best performers of 2004. The Portfolio benefited from its continued emphasis of the industrials and energy sectors. Supply pressures and rising exploration costs, coupled with international uncertainty, kept oil prices elevated for much of the year, supporting strong price advancement of oil equipment and drilling investments. The Portfolio's exposure to air freight logistics and machinery stocks in the industrial sector, which advanced on continued earnings recovery and strong equipment demand, was beneficial to performance.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

TEN LARGEST HOLDINGS*
By net assets

    General Electric Co.                2.25%
    American International Group (1)    1.95
    Pepsico Inc.                        1.71
    Exxon Mobil Corp.                   1.67
    BP PLC Spons ADR                    1.55
    United Parcel Service, Inc.         1.52
    Morgan Stanley                      1.37
    Amgen Inc.                          1.36
    Deere & Co.                         1.30
    IBM Corp.                           1.25

[CHART]

COMMON STOCK INVESTMENTS BY SECTOR*

By net assets

Financial                              23.24%

Industrials                            15.44%

Consumer Discretionary                 13.06%

Consumer Staples                       12.22%

Information Technology                 12.06%

Health Care                            11.13%

Energy                                  8.36%

Telecommunication Services              2.19%

Materials                               1.73%

Utilities                               0.40%

* Ten Largest Holdings represented 15.93% of the Portfolio's net assets as of December 31, 2004. Holdings are subject to change due to active management.

(1) This percentage does not reflect 3,000,000 shares of American International Group (AIG) sold short at December 31, 2004. Adjusting for the short sale, AIG represented 0.92% of the Portfolio's net assets. See financial statements of the Portfolio included herein.

FUND PERFORMANCE

The line graphs and table set forth below provide information about the Fund's performance. The line graphs compare the performance of Class A and Class B of the Fund with that of the S&P 500 Index, an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock market performance. The lines on the graphs represent the total returns of a hypothetical investment of $10,000 in each of Class A, Class B, and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE*                                                                  CLASS A    CLASS B    CLASS C    CLASS I    CLASS S
Average Annual Total Returns
 (at net asset value)
One Year                                                                         9.30%      8.50%      8.52%      9.58%      9.54%
Five Years                                                                       0.06      -0.69      -0.70       0.41       0.19
Life of Fund+                                                                    9.91       9.10       8.95       1.56       1.60
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                         3.00%      3.50%      7.52%      9.58%      9.54%
Five Years                                                                      -1.12      -1.09      -0.70       0.41       0.19
Life of Fund+                                                                    9.17       9.10       8.95       1.56       1.60

+    Inception Dates - Class A and Class B: 3/28/96; Class C: 8/2/96; Class
     I: 7/2/99; Class S: 5/14/99

* THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WERE DEDUCTED, THE PERFORMANCE WOULD BE LOWER. CLASS I AND CLASS S ARE SOLD AT NET ASSET VALUE AND DO NOT HAVE A SALES CHARGE. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4%
     - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC. CLASS I AND CLASS S GENERALLY HAVE NO SALES CHARGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUND 1.1 CLASS A VS. THE S&P 500 INDEX**
MARCH 31, 1996-DECEMBER 31, 2004

            EATON VANCE TAX-MANAGEED  FUND INCL. MAXIMUM  STANDARD & POOR'S
             GROWTH FUND 1.1 CLASS A      SALES CHARGE        500 INDEX
 3/31/1996              10000                 9425               10000
 4/30/1996            10281.7               9687.2            10147.29
 5/31/1996              10503              9895.73            10408.54
 6/30/1996            10543.3              9933.65            10448.22
 7/31/1996            10050.3              9469.19             9986.88
 8/31/1996            10342.1              9744.07            10197.85
 9/30/1996            10955.7             10322.27             10771.3
10/31/1996            11237.4             10587.67            11068.18
11/30/1996            12042.3             11345.97            11904.06
12/31/1996              11831             11146.92            11668.25
 1/31/1997            12525.2             11800.94            12396.83
 2/28/1997            12434.6             11715.64            12494.16
 3/31/1997            12052.3             11355.45            11981.75
 4/30/1997            12676.1             11943.12            12696.41
 5/31/1997            13470.8             12691.94            13468.84
 6/30/1997            14089.5             13274.84             14071.9
 7/31/1997            15226.7             14346.31            15190.96
 8/31/1997            14582.6             13739.46            14340.57
 9/30/1997            15377.7             14488.54            15125.51
10/31/1997            14816.1             13959.42            14620.93
11/30/1997            15250.1             14368.31            15297.21
12/31/1997            15643.7             14739.17            15559.73
 1/31/1998            15704.2             14796.22            15731.66
 2/28/1998            16955.7             15975.36            16865.64
 3/31/1998            17773.2              16745.6            17728.61
 4/30/1998              18076             17030.87            17906.88
 5/31/1998            17520.9             16507.87            17599.52
 6/30/1998            18187.1             17135.47            18313.87
 7/31/1998            17773.2              16745.6            18119.35
 8/31/1998            15179.4             14301.75            15502.36
 9/30/1998            16168.5             15233.64            16495.49
10/31/1998              17309             16308.18            17836.06
11/30/1998            18207.2             17154.49            18916.62
12/31/1998            19620.2             18485.77            20005.97
 1/31/1999            20195.5             19027.79            20842.24
 2/28/1999            19610.1             18476.26            20194.58
 3/31/1999            20195.5             19027.79            21002.34
 4/30/1999            20750.6             19550.79            21815.64
 5/31/1999            20336.8             19160.92            21301.22
 6/30/1999              21336             20102.32            22482.44
 7/31/1999            20599.2             19408.15            21781.11
 8/31/1999            20346.9             19170.43            21673.28
 9/30/1999            19690.9             18552.33            21079.86
10/31/1999            20912.1             19702.94            22413.23
11/30/1999            21426.8              20187.9            22868.82
12/31/1999            22960.9             21633.29            24214.91
 1/31/2000            22183.8             20901.09            22998.44
 2/29/2000            22658.1             21348.02            22563.54
 3/31/2000            24313.3             22907.52            24769.49
 4/30/2000            23909.6             22527.15            24024.54
 5/31/2000            23485.7             22127.77            23531.37
 6/30/2000            24161.9             22764.88            24111.59
 7/31/2000            23758.2             22384.52            23734.97
 8/31/2000            25322.6             23858.43            25208.42
 9/30/2000            24535.4             23116.72            23877.92
10/31/2000            24575.7             23154.76            23776.63
11/30/2000            22930.6             21604.77            21903.46
12/31/2000            23657.3             22289.42            22010.92
 1/31/2001              23950             22565.19            22791.37
 2/28/2001            22335.2             21043.73            20714.55
 3/31/2001            20952.5             19740.97            19403.01
 4/30/2001            22345.2             21053.24            20909.63
 5/31/2001            22617.7             21309.98             21049.9
 6/30/2001            22113.1             20834.53            20537.76
 7/31/2001            21891.1             20625.32            20335.51
 8/31/2001            20821.2             19617.36            19063.75
 9/30/2001            19075.2             17972.27            17524.43
10/31/2001            19327.5                18210            17858.79
11/30/2001            20851.5             19645.88            19228.34
12/31/2001            21295.6             20064.29            19396.89
 1/31/2002            20972.6             19759.99            19113.99
 2/28/2002            20639.6             19446.19            18745.29
 3/31/2002              21447             20206.92            19450.38
 4/30/2002            20568.9             19379.63            18271.66
 5/31/2002            20427.6              19246.5            18137.53
 6/30/2002            18933.9             17839.15            16846.04
 7/31/2002              17420             16412.78             15533.2
 8/31/2002            17571.4             16555.41            15634.89
 9/30/2002            16057.5             15129.04            13937.22
10/31/2002            17137.4             16146.52            15162.76
11/30/2002            17914.5             16878.72            16054.35
12/31/2002            17076.9             16089.46            15111.68
 1/31/2003            16491.5             15537.93            14716.57
 2/28/2003            16168.5             15233.64            14495.43
 3/31/2003            16259.3             15319.22            14635.78
 4/30/2003            17470.5             16460.32            15840.77
 5/31/2003              18288             17230.56            16674.58
 6/30/2003            18439.4              17373.2             16887.6
 7/31/2003            18772.4                17687            17185.49
 8/31/2003            19145.9             18038.84            17519.98
 9/30/2003            18853.2             17763.07            17334.48
10/31/2003            19943.2             18790.06            18314.59
11/30/2003            20205.6              19037.3            18475.54
12/31/2003            21070.5             19852.21             19443.8
 1/31/2004            21323.7             20090.81            19800.62
 2/29/2004            21708.7              20453.5            20075.77
 3/31/2004            21495.9             20253.07            19772.93
 4/30/2004            21212.3             19985.83            19462.94
 5/31/2004            21465.6             20224.44            19729.49
 6/30/2004            21759.3             20501.22            20113.02
 7/31/2004            20989.4             19775.85            19447.41
 8/31/2004            21019.8             19804.48            19525.53
 9/30/2004            21293.3             20062.18            19736.86
10/31/2004            21516.2             20272.16            20038.39
11/30/2004            22377.3             21083.42            20848.91
12/31/2004            23028.9             21697.34            21558.15

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUND 1.1 CLASS B VS. THE S&P 500 INDEX**
MARCH 31, 1996-DECEMBER 31, 2004

            EATON VANCE TAX-MANAGEED  STANDARD & POOR'S
             GROWTH FUND 1.1 CLASS B      500 INDEX
 3/31/1996             10000                 10000
 4/30/1996           10271.6              10147.29
 5/31/1996             10503              10408.54
 6/30/1996           10543.3              10448.22
 7/31/1996           10040.2               9986.88
 8/31/1996             10332              10197.85
 9/30/1996           10935.6               10771.3
10/31/1996           11217.3              11068.18
11/30/1996             12002              11904.06
12/31/1996           11780.7              11668.25
 1/31/1997           12464.8              12396.83
 2/28/1997           12374.2              12494.16
 3/31/1997             11992              11981.75
 4/30/1997           12595.6              12696.41
 5/31/1997           13360.2              13468.84
 6/30/1997           13953.7               14071.9
 7/31/1997           15060.4              15190.96
 8/31/1997           14416.5              14340.57
 9/30/1997           15191.1              15125.51
10/31/1997           14637.8              14620.93
11/30/1997           15060.4              15297.21
12/31/1997           15432.6              15559.73
 1/31/1998           15482.9              15731.66
 2/28/1998           16700.2              16865.64
 3/31/1998             17495              17728.61
 4/30/1998           17786.7              17906.88
 5/31/1998           17233.4              17599.52
 6/30/1998           17877.3              18313.87
 7/31/1998           17454.7              18119.35
 8/31/1998           14909.5              15502.36
 9/30/1998           15855.1              16495.49
10/31/1998           16971.8              17836.06
11/30/1998           17847.1              18916.62
12/31/1998           19215.3              20005.97
 1/31/1999           19758.6              20842.24
 2/28/1999           19185.1              20194.58
 3/31/1999           19748.5              21002.34
 4/30/1999           20271.6              21815.64
 5/31/1999           19869.2              21301.22
 6/30/1999           20814.9              22482.44
 7/31/1999           20090.5              21781.11
 8/31/1999             19829              21673.28
 9/30/1999           19185.1              21079.86
10/31/1999           20362.2              22413.23
11/30/1999           20845.1              22868.82
12/31/1999           22323.9              24214.91
 1/31/2000           21549.3              22998.44
 2/29/2000             22002              22563.54
 3/31/2000           23591.5              24769.49
 4/30/2000           23179.1              24024.54
 5/31/2000           22756.5              23531.37
 6/30/2000           23400.4              24111.59
 7/31/2000           22987.9              23734.97
 8/31/2000             24497              25208.42
 9/30/2000           23712.3              23877.92
10/31/2000           23742.5              23776.63
11/30/2000           22142.9              21903.46
12/31/2000             22827              22010.92
 1/31/2001           23088.5              22791.37
 2/28/2001           21529.2              20714.55
 3/31/2001           20181.1              19403.01
 4/30/2001           21509.1              20909.63
 5/31/2001           21760.6               21049.9
 6/30/2001           21267.6              20537.76
 7/31/2001           21036.2              20335.51
 8/31/2001           19989.9              19063.75
 9/30/2001           18299.8              17524.43
10/31/2001           18541.2              17858.79
11/30/2001           19979.9              19228.34
12/31/2001           20392.4              19396.89
 1/31/2002           20080.5              19113.99
 2/28/2002           19738.4              18745.29
 3/31/2002           20513.1              19450.38
 4/30/2002           19647.9              18271.66
 5/31/2002             19507              18137.53
 6/30/2002           18068.4              16846.04
 7/31/2002           16619.7               15533.2
 8/31/2002           16740.4              15634.89
 9/30/2002           15291.8              13937.22
10/31/2002           16307.8              15162.76
11/30/2002           17042.3              16054.35
12/31/2002           16227.4              15111.68
 1/31/2003             15674              14716.57
 2/28/2003           15352.1              14495.43
 3/31/2003           15432.6              14635.78
 4/30/2003           16569.4              15840.77
 5/31/2003             17334              16674.58
 6/30/2003           17454.7               16887.6
 7/31/2003           17766.6              17185.49
 8/31/2003           18108.7              17519.98
 9/30/2003             17827              17334.48
10/31/2003           18843.1              18314.59
11/30/2003           19084.5              18475.54
12/31/2003           19879.3               19443.8
 1/31/2004           20100.6              19800.62
 2/29/2004           20452.7              20075.77
 3/31/2004           20251.5              19772.93
 4/30/2004           19969.8              19462.94
 5/31/2004           20191.1              19729.49
 6/30/2004           20452.7              20113.02
 7/31/2004           19718.3              19447.41
 8/31/2004           19728.4              19525.53
 9/30/2004           19979.9              19736.86
10/31/2004           20181.1              20038.39
11/30/2004           20965.8              20848.91
12/31/2004           21568.5              21558.15

** SOURCE: THOMSON FINANCIAL. CLASS A AND CLASS B OF THE FUND COMMENCED NVESTMENT OPERATIONS ON 3/28/96.

     A $10,000 HYPOTHETICAL INVESTMENT ON 8/2/96 AT NET ASSET VALUE IN CLASS C SHARES WOULD HAVE BEEN VALUED AT $20,585 ON DECEMBER 31, 2004. A $10,000 HYPOTHETICAL INVESTMENT ON 7/2/99 AT NET ASSET VALUE IN CLASS I SHARES WOULD HAVE BEEN VALUED AT $10,891 ON DECEMBER 31, 2004. A $10,000 HYPOTHETICAL INVESTMENT ON 5/14/99 AT NET ASSET VALUE IN CLASS S SHARES WOULD HAVE BEEN VALUED AT $10,939 ON DECEMBER 31, 2004.

     IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT ANY COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

"RETURN BEFORE TAXES" DOES NOT TAKE INTO CONSIDERATION SHAREHOLDER TAXES. IT IS MOST RELEVANT TO TAX-FREE OR TAX-DEFERRED SHAREHOLDER ACCOUNTS. "RETURN AFTER TAXES ON DISTRIBUTIONS" REFLECTS THE IMPACT OF FEDERAL INCOME TAXES DUE ON FUND DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS. IT IS MOST RELEVANT TO TAXPAYING SHAREHOLDERS WHO CONTINUE TO HOLD THEIR SHARES. "RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES" ALSO REFLECTS THE IMPACT OF TAXES ON CAPITAL GAIN OR LOSS REALIZED UPON A SALE OF SHARES. IT IS MOST RELEVANT TO TAXPAYING SHAREHOLDERS WHO SELL THEIR SHARES.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                         9.30%         0.06%           9.91%
Return After Taxes on Distributions         9.16%         0.02%           9.88%
Return After Taxes on Distributions         6.22%         0.05%           8.80%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                         3.00%       -1.12%            9.17%
Return After Taxes on Distributions         2.88%       -1.16%            9.14%
Return After Taxes on Distributions         2.12%       -0.95%            8.12%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                         8.50%       -0.69%            9.10%
Return After Taxes on Distributions         8.49%       -0.69%            9.10%
Return After Taxes on Distributions         5.53%       -0.58%            8.06%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                         3.50%       -1.09%            9.10%
Return After Taxes on Distributions         3.49%       -1.09%            9.10%
Return After Taxes on Distributions         2.28%       -0.92%            8.06%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                         8.52%       -0.70%            8.95%
Return After Taxes on Distributions         8.50%       -0.70%            8.95%
Return After Taxes on Distributions         5.56%       -0.59%            7.92%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                         7.52%       -0.70%            8.95%
Return After Taxes on Distributions         7.50%       -0.70%            8.95%
Return After Taxes on Distributions         4.91%       -0.59%            7.92%
and Sale of Fund Shares

RETURNS AT NET ASSET VALUE (NAV) (CLASS I)

                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                         9.58%         0.41%           1.56%
Return After Taxes on Distributions         9.22%         0.33%           1.49%
Return After Taxes on Distributions         6.71%         0.35%           1.33%
and Sale of Fund Shares

RETURNS AT NET ASSET VALUE (NAV) (CLASS S)

                                       ONE YEAR     FIVE YEARS    LIFE OF FUND
Return Before Taxes                         9.54%         0.19%           1.60%
Return After Taxes on Distributions         9.40%         0.16%           1.57%
Return After Taxes on Distributions         6.38%         0.16%           1.37%
and Sale of Fund Shares

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

Class A and Class B of the Fund commenced investment operations 3/28/96, Class C commenced operations on 8/2/96, Class I commenced operations on 7/2/99, and Class S commenced operations on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     EATON VANCE TAX-MANAGED GROWTH FUND 1.1

                                      BEGINNING ACCOUNT VALUE  ENDING ACCOUNT VALUE  EXPENSES PAID DURING PERIOD*
                                              (7/1/04)              (12/31/04)            (7/1/04 - 12/31/04)
-----------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                         $ 1,000.00            $ 1,058.34                 $ 4.14
Class B                                         $ 1,000.00            $ 1,054.55                 $ 8.01
Class C                                         $ 1,000.00            $ 1,054.58                 $ 8.01
Class I                                         $ 1,000.00            $ 1,059.44                 $ 2.85
Class S                                         $ 1,000.00            $ 1,059.86                 $ 3.05
-----------------------------------------------------------------------------------------------------------------

HYPOTHETICAL
(5% return per year before expenses)
Class A                                         $ 1,000.00            $ 1,021.10                 $ 4.06
Class B                                         $ 1,000.00            $ 1,017.30                 $ 7.86
Class C                                         $ 1,000.00            $ 1,017.30                 $ 7.86
Class I                                         $ 1,000.00            $ 1,022.40                 $ 2.80
Class S                                         $ 1,000.00            $ 1,022.20                 $ 3.00

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.55% for Class I shares, and 0.59% for Class S shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS
Investment in Tax-Managed Growth Portfolio, at value
   (identified cost, $1,903,949,250)                                                $      3,800,766,589
Receivable for Fund shares sold                                                                  392,347
--------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                        $      3,801,158,936
--------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                                    $          5,670,147
Payable to affiliate for distribution and service fees                                           143,847
Payable to affiliate for Trustees' fees                                                              663
Accrued expenses                                                                                 644,869
--------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   $          6,459,526
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $      3,794,699,410
--------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                                     $      2,509,612,786
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                            (611,761,121)
Accumulated undistributed net investment income                                                   30,406
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                                           1,896,817,339
--------------------------------------------------------------------------------------------------------
TOTAL                                                                               $      3,794,699,410
--------------------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                          $      1,024,002,143
SHARES OUTSTANDING                                                                            45,400,268
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)                $              22.55
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $22.55)                                                 $              23.93
--------------------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                          $      1,991,318,198
SHARES OUTSTANDING                                                                            92,906,722
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)                $              21.43
--------------------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                          $        744,512,065
SHARES OUTSTANDING                                                                            36,214,323
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)                $              20.56
--------------------------------------------------------------------------------------------------------

CLASS I SHARES
NET ASSETS                                                                          $            709,119
SHARES OUTSTANDING                                                                                66,910
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)                $              10.60
--------------------------------------------------------------------------------------------------------

CLASS S SHARES
NET ASSETS                                                                          $         34,157,885
SHARES OUTSTANDING                                                                             1,506,281
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)                $              22.68
--------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME
Dividends allocated from Portfolio (net of foreign taxes, $830,926)                 $         63,072,707
Interest allocated from Portfolio                                                                249,557
Expenses allocated from Portfolio                                                            (17,511,342)
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                                $         45,810,922
--------------------------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                                         $              2,831
Distribution and service fees
   Class A                                                                                     2,466,290
   Class B                                                                                    21,211,837
   Class C                                                                                     7,672,423
   Class S                                                                                        67,945
Transfer and dividend disbursing agent fees                                                    3,572,063
Printing and postage                                                                             117,436
Registration fees                                                                                 91,158
Legal and accounting services                                                                     88,726
Custodian fee                                                                                     38,638
Miscellaneous                                                                                    197,513
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      $         35,526,860
--------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                               $         10,284,062
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)                                  $       (129,131,468)
   Foreign currency transactions                                                                  13,276
--------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                   $       (129,118,192)
--------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                              $        440,883,544
   Securities sold short                                                                      (5,163,589)
   Foreign currency                                                                               16,420
--------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                $        435,736,375
--------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                    $        306,618,183
--------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                          $        316,902,245
--------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                               YEAR ENDED            YEAR ENDED
IN NET ASSETS                                     DECEMBER 31, 2004     DECEMBER 31, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment income                          $      10,284,062     $       3,746,307
   Net realized loss from investment
      transactions, securities sold short
      and foreign currency transactions                (129,118,192)         (130,476,634)
   Net change in unrealized
      appreciation (depreciation) of
      investments, securities sold short
      and foreign currency                              435,736,375           930,959,645
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $     316,902,245     $     804,229,318
-----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                     $      (8,234,185)    $      (3,586,020)
      Class B                                              (838,654)                   --
      Class C                                              (914,518)                   --
      Class I                                               (15,675)               (3,221)
      Class S                                              (286,202)             (156,181)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS               $     (10,289,234)    $      (3,745,422)
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                     $      24,144,109     $      29,725,051
      Class B                                            19,207,252            35,315,466
      Class C                                            14,965,506            20,454,177
      Class I                                                63,850                30,735
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                             6,838,508             3,053,149
      Class B                                               661,263                    --
      Class C                                               666,097                    --
      Class I                                                 5,655                 1,228
      Class S                                                52,476                49,371
   Cost of shares redeemed
      Class A                                          (197,074,531)         (202,049,652)
      Class B                                          (386,649,026)         (373,706,441)
      Class C                                          (149,724,519)         (146,669,341)
      Class I                                               (86,082)              (55,095)
      Class S                                            (3,980,540)           (6,596,838)
   Net asset value of shares exchanged
      Class A                                           127,057,392                    --
      Class B                                          (127,057,392)                   --
-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                        $    (670,909,982)    $    (640,448,190)
-----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             $    (364,296,971)    $     160,035,706
-----------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                              $   4,158,996,381     $   3,998,960,675
-----------------------------------------------------------------------------------------
AT END OF YEAR                                    $   3,794,699,410     $   4,158,996,381
-----------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
AT END OF YEAR                                    $          30,406     $             780
-----------------------------------------------------------------------------------------

                        See Notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                        CLASS A
                                                        ------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of year                      $     20.800   $     16.920   $     21.100   $     23.440   $     22.750
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $      0.175   $      0.120   $      0.091   $      0.062   $      0.083
Net realized and unrealized gain (loss)                        1.757          3.836         (4.271)        (2.402)         0.607
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      1.932   $      3.956   $     (4.180)  $     (2.340)  $      0.690
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $     (0.182)  $     (0.076)  $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.182)  $     (0.076)  $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF YEAR                            $     22.550   $     20.800   $     16.920   $     21.100   $     23.440
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 9.30%         23.39%        (19.81)%        (9.98)%         3.03%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                 $  1,024,002   $    982,531   $    958,625   $  1,526,735   $  1,698,289
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  0.80%          0.85%          0.81%          0.79%          0.77%
   Expenses after custodian fee reduction(3)                    0.80%            --             --             --             --
   Net investment income                                        0.82%          0.66%          0.48%          0.29%          0.35%
Portfolio Turnover of the Portfolio                                3%            15%            23%            18%            13%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a
reduction of the investment adviser fee. Had such
action not been taken, the ratios and net investment
income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  0.80%            --             --             --             --
   Expenses after custodian fee reduction(3)                    0.80%            --             --             --             --
   Net investment income                                        0.82%            --             --             --             --
Net investment income per share                         $      0.175             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                      CLASS B
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of year                      $     19.760   $     16.130   $     20.270   $     22.690   $     22.190
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)(1)                         $      0.012   $     (0.016)  $     (0.048)  $     (0.095)  $     (0.092)
Net realized and unrealized gain (loss)                        1.667          3.646         (4.092)        (2.325)         0.592
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      1.679   $      3.630   $     (4.140)  $     (2.420)  $      0.500
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $     (0.009)  $         --   $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.009)  $         --   $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF YEAR                            $     21.430   $     19.760   $     16.130   $     20.270   $     22.690
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 8.50%         22.50%        (20.42)%       (10.67)%         2.25%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                 $  1,991,318   $  2,321,779   $  2,217,673   $  3,381,103   $  3,951,916
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  1.55%       1.60%             1.56%          1.54%          1.53%
   Expenses after custodian fee reduction(3)                    1.55%         --                --             --             --
   Net investment income (loss)                                 0.06%      (0.09)%           (0.27)%        (0.46)%        (0.40)%
Portfolio Turnover of the Portfolio                                3%         15%               23%            18%            13%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a
reduction of the investment adviser fee. Had such
action not been taken, the ratios and net investment
income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  1.55%            --             --             --             --
   Expenses after custodian fee reduction(3)                    1.55%            --             --             --             --
   Net investment income                                        0.06%            --             --             --             --
 Net investment income per share                        $      0.012             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                      CLASS C
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------

Net asset value--Beginning of year                      $     18.970   $     15.490   $     19.460   $     21.800   $     21.320
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)(1)                         $      0.013   $     (0.015)  $     (0.046)  $     (0.092)  $     (0.091)
Net realized and unrealized gain (loss)                        1.602          3.495         (3.924)        (2.248)         0.571
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      1.615   $      3.480   $     (3.970)  $     (2.340)  $      0.480
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $     (0.025)  $         --   $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.025)  $         --   $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF YEAR                            $     20.560   $     18.970   $     15.490   $     19.460   $     21.800
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 8.52%         22.47%        (20.40)%       (10.73)%         2.25%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                 $    744,512   $    818,715   $    787,374   $  1,228,899   $  1,384,535
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  1.55%          1.60%          1.56%          1.54%          1.54%
   Expenses after custodian fee reduction(3)                    1.55%
   Net investment income (loss)                                 0.07%         (0.09)%        (0.27)%        (0.46)%        (0.41)%
Portfolio Turnover of the Portfolio                                3%            15%            23%            18%            13%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a
reduction of the investment adviser fee. Had such
action not been taken, the ratios and net investment
income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  1.55%            --             --             --             --
   Expenses after custodian fee reduction(3)                    1.55%            --             --             --             --
   Net investment income                                        0.07%            --             --             --             --
Net investment income per share                         $      0.013             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                      CLASS I
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of year                      $      9.890   $      8.030   $      9.990   $     11.020   $     10.670
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $      0.109   $      0.079   $      0.066   $      0.055   $      0.068
Net realized and unrealized gain (loss)                        0.837          1.828         (2.026)        (1.085)         0.282
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      0.946   $      1.907   $     (1.960)  $     (1.030)  $      0.350
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $     (0.236)  $     (0.047)  $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.236)  $      0.047   $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--END OF YEAR                            $     10.600   $      9.890   $      8.030   $      9.990   $     11.020
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 9.58%         23.76%        (19.62)%        (9.35)%         3.28%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                 $        709   $        679   $        575   $        720   $        438
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  0.55%          0.60%          0.56%          0.54%          0.54%
   Expenses after custodian fee reduction(3)                    0.55%            --             --             --             --
   Net investment income                                        1.08%          0.91%          0.75%          0.55%          0.61%
Portfolio Turnover of the Portfolio                                3%            15%            23%            18%            13%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a
reduction of the investment adviser fee. Had such
action not been taken, the ratios and net investment
income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  0.55%            --             --             --             --
   Expenses after custodian fee reduction(3)                    0.55%            --             --             --             --
   Net investment income                                        1.08%            --             --             --             --
Net investment income per share                         $      0.109             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                      CLASS S
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------

Net asset value-- Beginning of year                     $     20.880   $     16.970   $     21.150   $     23.470   $     22.750
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                                $      0.211   $      0.144   $      0.111   $      0.090   $      0.107
Net realized and unrealized gain (loss)                        1.779          3.857         (4.291)        (2.410)         0.613
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      1.990   $      4.001   $     (4.180)  $     (2.320)  $      0.720
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $     (0.190)  $     (0.091)  $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.190)  $     (0.091)  $         --   $         --   $         --
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE  END OF YEAR                            $     22.680   $     20.880   $     16.970   $     21.150   $     23.470
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                 9.54%         23.58%        (19.76)%        (9.88)%         3.16%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                 $     34,158   $     35,292   $     34,713   $     47,802   $     56,798
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  0.64%          0.71%          0.71%          0.66%          0.67%
   Expenses after custodian fee reduction(3)                    0.64%            --             --             --             --
   Net investment income                                        0.99%          0.79%          0.59%          0.42%          0.45%
Portfolio Turnover of the Portfolio                                3%            15%            23%            18%            13%
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a
reduction of the investment adviser fee. Had such
action not been taken, the ratios and net investment
income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  0.64%            --             --             --             --
   Expenses after custodian fee reduction(3)                    0.64%            --             --             --             --
   Net investment income                                        0.99%            --             --             --             --
Net investment income per share                         $      0.211             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (19.9% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $219,675,423 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2010 ($99,588,672) and December 31, 2009 ($120,086,751).

E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as a custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 DISTRIBUTIONS TO SHAREHOLDERS

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

During the year ended December 31, 2004, accumulated paid-in capital was decreased by $170,889,313, accumulated distributions in excess of net investment income were decreased by $34,798, and accumulated net realized loss was decreased by $170,854,515 primarily due to differences between book and tax accounting treatment of foreign currency gain (loss) and redemptions in-kind. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards                         $    (219,675,423)
Unrealized appreciation                            $   1,504,731,641
Accumulated undistributed net investment income    $          30,406

3 SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                        YEAR ENDED DECEMBER 31,
                                      ---------------------------
CLASS A                                   2004           2003
-----------------------------------------------------------------
Sales                                    1,137,659      1,627,466
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                           305,284        148,644
Redemptions                             (9,278,071)   (11,213,392)
Exchanges from Class B shares            6,001,886             --
-----------------------------------------------------------------
NET DECREASE                            (1,833,242)    (9,437,282)
-----------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                                      ---------------------------
CLASS B                                   2004           2003
-----------------------------------------------------------------
Sales                                      955,057      2,047,870
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                            31,060             --
Redemptions                            (19,227,239)   (22,027,706)
Exchanges to Class A shares             (6,340,627)            --
-----------------------------------------------------------------
NET DECREASE                           (24,581,749)   (19,979,836)
-----------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                                      ---------------------------
CLASS C                                   2004           2003
-----------------------------------------------------------------
Sales                                      773,069      1,238,332
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                            32,620             --
Redemptions                             (7,747,474)    (8,925,247)
-----------------------------------------------------------------
NET DECREASE                            (6,941,785)    (7,686,915)
-----------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                                      ---------------------------
CLASS I                                   2004           2003
-----------------------------------------------------------------
Sales                                        6,173          3,579
Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                               537            126
Redemptions                                 (8,500)        (6,640)
-----------------------------------------------------------------
NET DECREASE                                (1,790)        (2,935)
-----------------------------------------------------------------

                                        YEAR ENDED DECEMBER 31,
                                      ---------------------------
CLASS S                                   2004           2003
-----------------------------------------------------------------

Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                             2,330          2,394
Redemptions                               (185,951)      (357,707)
-----------------------------------------------------------------
NET DECREASE                              (183,621)      (355,313)
-----------------------------------------------------------------

4 TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on actual expenses incurred by EVM for the performance of these services. For the year ended December 31, 2004, EVM earned $320,192 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $54,542 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5 DISTRIBUTION AND SERVICE PLAN

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $15,908,878 and $5,754,317 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Plan were approximately $52,994,000 and $85,744,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended December 31, 2004 amounted to $2,466,290, $5,302,959, and $1,918,106 for
Class A, Class B, and Class C shares, respectively.

Pursuant to a servicing agreement, the Fund makes service fee payments in the amount of 0.20% of the Fund's average daily net assets attributable to Class S shares to EVD, one half of which is paid to a subagent. The Fund paid or accrued service fees to or payable to EVD for the year ended December 31, 2004 in the amount of $67,945.

6 CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase and on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM, its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC assessed on Class B and Class C shares received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $22,000, $3,448,000 and $14,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2004.

7 INVESTMENT TRANSACTIONS

Increases and decreases in the Fund's investment in the Portfolio aggregated $58,663,337 and $779,880,807, respectively, for the year ended December 31, 2004.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF EATON VANCE TAX-MANAGED GROWTH FUND 1.1:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) (one of the series constituting Eaton Vance Mutual Funds Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Growth Fund 1.1 at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 as of December 31, 2004

FEDERAL TAX INFORMATION (UNAUDITED)

The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately 100%, the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

DIVIDENDS RECEIVED DEDUCTION. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualified under tax law. For the Fund's fiscal 2004 ordinary income dividends, 100% qualified for the corporate dividends received deduction.

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.8%

SECURITY                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE--2.8%
Boeing Company (The)                                                         796,801    $      41,250,388
General Dynamics                                                             735,000           76,881,000
Honeywell International, Inc.                                                277,798            9,836,827
Northrop Grumman Corp.                                                     3,497,103          190,102,519
Raytheon Company                                                             340,663           13,227,944
Rockwell Collins, Inc.                                                       190,614            7,517,816
Teledyne Technologies Incorporated(1)                                          6,117              180,023
United Technologies Corp.                                                  1,897,601          196,117,063
---------------------------------------------------------------------------------------------------------
                                                                                        $     535,113,580
---------------------------------------------------------------------------------------------------------

AIR FREIGHT AND LOGISTICS -- 2.9%
FedEx Corporation                                                          2,106,578    $     207,476,867
Robinson (C.H.) Worldwide, Inc.                                            1,098,233           60,973,896
United Parcel Service, Inc. Class B                                        3,401,734          290,712,188
---------------------------------------------------------------------------------------------------------
                                                                                        $     559,162,951
---------------------------------------------------------------------------------------------------------

AIRLINES -- 0.0%
Southwest Airlines, Inc.                                                     294,642    $       4,796,772
---------------------------------------------------------------------------------------------------------
                                                                                        $       4,796,772
---------------------------------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%
ArvinMeritor, Inc.                                                             8,000    $         178,960
Borg-Warner Automotive, Inc.                                                 381,499           20,665,801
Dana Corp.                                                                    25,000              433,250
Delphi Automotive Systems Corp.                                                6,199               55,915
Johnson Controls, Inc.                                                       234,164           14,855,364
Visteon Corp.                                                                  9,828               96,020
---------------------------------------------------------------------------------------------------------
                                                                                        $      36,285,310
---------------------------------------------------------------------------------------------------------

AUTOMOBILES -- 0.1%
DaimlerChrysler AG                                                             7,000    $         336,350
Ford Motor Co.                                                               145,050            2,123,532
General Motors Corp.                                                          13,492              540,490
Harley-Davidson, Inc.                                                        140,700            8,547,525
Honda Motor Co. Ltd. ADR                                                      20,000              521,200
---------------------------------------------------------------------------------------------------------
                                                                                        $      12,069,097
---------------------------------------------------------------------------------------------------------

BEVERAGES -- 4.0%
Anheuser-Busch Companies, Inc.                                             4,421,625    $     224,309,036
Brown-Forman Corp. Class A                                                   547,732           27,802,876
Brown-Forman Corp. Class B                                                    45,820    $       2,230,518
Coca-Cola Company (The)                                                    3,442,924          143,328,926
Coca-Cola Enterprises, Inc.                                                1,756,930           36,631,991
PepsiCo., Inc.                                                             6,267,913          327,185,059
---------------------------------------------------------------------------------------------------------
                                                                                        $     761,488,406
---------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.7%
Amgen, Inc.(1)                                                             4,060,747    $     260,496,920
Applera Corp. - Celera Genomics Group(1)                                      26,000              357,500
Biogen Idec Inc.(1)                                                           11,200              746,032
Genzyme Corp. - General Division(1)                                          564,926           32,805,253
Gilead Sciences, Inc.(1)                                                     115,482            4,040,715
Incyte Pharmaceuticals, Inc.(1)                                               14,294              142,797
Invitrogen Corp.(1)                                                          429,910           28,859,858
Vertex Pharmaceuticals, Inc.(1)                                               13,000              137,410
---------------------------------------------------------------------------------------------------------
                                                                                        $     327,586,485
---------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%
American Standard Companies, Inc.(1)                                         977,738    $      40,400,134
Masco Corporation                                                          4,157,854          151,886,407
Water Pik Technologies(1)                                                      2,141               37,960
---------------------------------------------------------------------------------------------------------
                                                                                        $     192,324,501
---------------------------------------------------------------------------------------------------------

CAPITAL MARKETS -- 4.1%
Affiliated Managers Group(1)                                                  20,520    $       1,390,025
Bank of New York Co., Inc. (The)                                             402,028           13,435,776
Bear Stearns Companies, Inc.                                                  88,001            9,003,382
Credit Suisse Group(1)                                                       155,136            6,521,607
Federated Investors, Inc.                                                  1,666,768           50,669,747
Franklin Resources, Inc.                                                   1,462,116          101,836,379
Goldman Sachs Group, Inc.                                                    832,738           86,638,062
Investors Financial Services Corp.                                           453,428           22,662,331
Knight Trading Group, Inc.(1)                                              1,750,000           19,162,500
Legg Mason, Inc.                                                              26,461            1,938,533
Lehman Brothers Holdings, Inc.                                                99,493            8,703,648
Mellon Financial Corporation                                                 221,912            6,903,682
Merrill Lynch & Co., Inc.                                                  2,108,147          126,003,946
Morgan Stanley Dean Witter & Co.                                           4,737,998          263,053,649
Northern Trust Corp.                                                         368,571           17,905,179
Nuveen Investments Class A                                                   150,000            5,920,500
Piper Jaffray Companies, Inc.(1)                                              41,059            1,968,779
Price (T. Rowe) Group, Inc.                                                  191,743           11,926,415

                        See notes to financial statements

SECURITY                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)
Raymond James Financial, Inc.                                                147,337    $       4,564,500
Schwab (Charles) & Co.                                                       857,261           10,252,842
State Street Corp.                                                           131,670            6,467,630
UBS AG                                                                        63,392            5,314,785
Waddell & Reed Financial, Inc., Class A                                      340,438            8,133,064
---------------------------------------------------------------------------------------------------------
                                                                                        $     790,376,961
---------------------------------------------------------------------------------------------------------

CHEMICALS -- 1.0%
Airgas, Inc.                                                                 353,715    $       9,376,985
Arch Chemicals, Inc.                                                           4,950              142,461
Bayer AG ADR                                                                  40,000            1,359,200
Dow Chemical Co. (The)                                                       247,183           12,238,030
DuPont (E.I.) de Nemours & Co.                                             1,328,903           65,182,692
Ecolab, Inc.                                                                 258,423            9,078,400
MacDermid, Inc.                                                               61,937            2,235,926
Monsanto Company                                                              19,181            1,065,505
Olin Corp.                                                                     9,900              217,998
PPG Industries, Inc.                                                          23,542            1,604,623
Rohm and Haas, Co.                                                             2,601              115,042
RPM, Inc.                                                                     70,138            1,378,913
Sigma-Aldrich Corp.                                                          630,897           38,144,033
Solutia Inc.(1)                                                               20,293               23,743
Valspar Corp.                                                                818,316           40,923,983
---------------------------------------------------------------------------------------------------------
                                                                                        $     183,087,534
---------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.6%
AmSouth Bancorporation                                                       626,715    $      16,231,919
Associated Banc-Corp                                                       1,061,378           35,248,363
Bank of America Corporation                                                4,845,034          227,668,148
Bank of Hawaii Corp.                                                          69,735            3,538,354
Bank of Montreal                                                             267,204           12,863,201
Banknorth Group, Inc.                                                         10,000              366,000
BB&T Corp.                                                                 1,826,737           76,814,291
Canadian Imperial Bank of Commerce                                           100,000            6,026,000
City National Corp.                                                          273,260           19,305,819
Colonial Bancgroup, Inc. (The)                                               253,936            5,391,061
Comerica, Inc.                                                               331,589           20,233,561
Commerce Bancshares, Inc.                                                    155,154            7,788,731
Compass Bancshares, Inc.                                                     301,339           14,666,169
Fifth Third Bancorp                                                        1,355,381           64,082,414
First Citizens BancShares, Inc.                                               30,600            4,536,450
First Financial Bancorp                                                       47,933              838,828
First Horizon National Corp.                                                 155,551    $       6,705,804
First Midwest Bancorp, Inc.                                                  815,329           29,588,289
Hibernia Corp. Class A                                                       187,345            5,528,551
HSBC Holdings PLC ADR                                                        592,965           50,485,040
Huntington Bancshares, Inc.                                                  586,532           14,534,263
Keycorp                                                                      625,951           21,219,739
M&T Bank Corp.                                                                47,419            5,113,665
Marshall & Ilsley Corp.                                                      629,932           27,842,994
National City Corp.                                                        1,677,060           62,973,603
North Fork Bancorporation, Inc.                                            1,785,892           51,522,984
PNC Bank Corp.                                                               156,003            8,960,812
Popular, Inc.                                                                  1,432               41,285
Regions Financial Corp.                                                    2,282,030           81,217,448
Royal Bank of Canada                                                         349,353           18,669,424
Royal Bank of Scotland Group PLC                                              50,837            1,707,348
S&T Bancorp, Inc.                                                            100,000            3,769,000
Societe Generale                                                             809,647           81,960,387
Southwest Bancorporation of Texas, Inc.                                    1,255,140           29,232,211
SunTrust Banks, Inc.                                                       1,307,505           96,598,469
Synovus Financial Corp.                                                    1,345,581           38,456,705
TCF Financial Corporation                                                     72,500            2,330,150
U.S. Bancorp                                                               5,276,270          165,252,776
Valley National Bancorp                                                      164,652            4,552,628
Wachovia Corp.                                                             2,239,760          117,811,376
Wells Fargo & Company                                                      2,391,184          148,612,086
Westamerica Bancorporation                                                   268,474           15,654,719
Whitney Holding Corp.                                                        347,200           15,620,528
Zions Bancorporation                                                         250,076           17,012,670
---------------------------------------------------------------------------------------------------------
                                                                                        $   1,638,574,263
---------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 2.0%
Allied Waste Industries, Inc.(1)                                           1,674,390    $      15,538,339
Apollo Group, Inc. Class A(1)                                                 18,411            1,485,952
Avery Dennison Corp.                                                       1,157,598           69,421,152
Banta Corp.                                                                   42,341            1,895,183
Block (H&R), Inc.                                                            732,354           35,885,346
Cendant Corp.                                                                549,359           12,844,013
Century Business Services, Inc.(1)                                           185,000              806,600
Cintas Corp.                                                               1,399,270           61,371,982
Consolidated Graphics, Inc.(1)                                                70,215            3,222,869
Deluxe Corporation                                                            32,000            1,194,560
Donnelley (R.R.) & Sons Co.                                                   91,260            3,220,565
Equifax, Inc.                                                                 80,000            2,248,000

                        See notes to financial statements

SECURITY                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES (CONTINUED)
Gevity HR, Inc.                                                               78,125    $       1,606,250
HNI Corp.                                                                  1,470,565           63,307,823
Hudson Highland Group, Inc.(1)                                                11,581              333,533
Ikon Office Solutions, Inc.                                                   83,040              959,942
Imagistics International Inc.(1)                                                 809               27,231
Laureate Education Inc.(1)                                                   520,213           22,936,191
Manpower, Inc.                                                                 2,000               96,600
Miller (Herman) Inc.                                                         541,800           14,969,934
Monster Worldwide Inc.(1)                                                    154,426            5,194,891
Navigant Consulting, Inc.(1)                                                 463,017           12,316,252
Pitney Bowes, Inc.                                                            42,343            1,959,634
School Specialty Corp.(1)                                                     49,197            1,897,036
ServiceMaster Co.                                                          1,224,880           16,891,095
Steelcase Inc.                                                               123,000            1,702,320
Waste Management, Inc.                                                     1,145,998           34,311,180
---------------------------------------------------------------------------------------------------------
                                                                                        $     387,644,473
---------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.2%
3Com Corp.(1)                                                                873,949    $       3,644,367
ADC Telecommunications, Inc.(1)                                              301,164              807,119
Alcatel S.A. ADR(1)                                                           43,728              683,469
Avaya, Inc.(1)                                                                56,571              973,021
Ciena Corp.(1)                                                               380,378            1,270,463
Cisco Systems, Inc.(1)                                                     4,475,139           86,370,183
Comverse Technology, Inc.(1)                                                 375,922            9,191,293
Corning, Inc.(1)                                                           3,645,380           42,906,123
Enterasys Networks, Inc.(1)                                                   55,945              100,701
JDS Uniphase Corp.(1)                                                         52,451              166,270
Lucent Technologies, Inc.(1)                                                 555,464            2,088,545
Motorola, Inc.                                                               980,426           16,863,327
Nokia Corp., Class A, ADR                                                  2,050,478           32,130,990
Nortel Networks Corp.(1)                                                   1,135,030            3,961,255
Qualcomm, Inc.                                                               758,638           32,166,251
Riverstone Networks, Inc.(1)                                                  28,706               30,572
Tellabs, Inc.(1)                                                             110,405              948,379
---------------------------------------------------------------------------------------------------------
                                                                                        $     234,302,328
---------------------------------------------------------------------------------------------------------

COMPUTERS AND PERIPHERALS -- 3.4%
Dell Inc.(1)                                                               4,460,429    $     187,962,478
EMC Corp.(1)                                                               1,388,652           20,649,255
Gateway, Inc.(1)                                                              95,621              574,682
Hewlett-Packard Co.                                                        1,094,183           22,945,018
International Business Machines Corp.                                      2,426,216    $     239,176,373
Lexmark International Group, Inc.(1)                                       1,804,885          153,415,225
McData Corp., Class A(1)                                                      17,982              107,173
Network Appliance, Inc.(1)                                                   488,000           16,211,360
Palmone, Inc.(1)                                                              65,230            2,058,007
Sun Microsystems, Inc.(1)                                                    366,670            1,972,685
---------------------------------------------------------------------------------------------------------
                                                                                        $     645,072,256
---------------------------------------------------------------------------------------------------------

CONSTRUCTION AND ENGINEERING -- 0.1%
Dycom Industries, Inc.(1)                                                    149,711    $       4,569,180
Jacobs Engineering Group, Inc.(1)                                            229,985           10,990,983
---------------------------------------------------------------------------------------------------------
                                                                                        $      15,560,163
---------------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.1%
CRH plc                                                                      329,450    $       8,812,801
Vulcan Materials Company                                                     184,512           10,076,200
---------------------------------------------------------------------------------------------------------
                                                                                        $      18,889,001
---------------------------------------------------------------------------------------------------------

CONSUMER FINANCE -- 1.2%
American Express Co.                                                         772,583    $      43,550,504
Capital One Financial Corp.                                                1,411,152          118,833,110
MBNA Corporation                                                             456,002           12,854,696
Providian Financial Corp.(1)                                                 457,296            7,531,665
SLM Corp.                                                                    905,499           48,344,592
---------------------------------------------------------------------------------------------------------
                                                                                        $     231,114,567
---------------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.1%
Bemis Co.                                                                    295,186    $       8,586,961
Caraustar Industries, Inc.(1)                                                167,599            2,819,015
Sealed Air Corp.(1)                                                           37,014            1,971,736
Sonoco Products Co.                                                          160,690            4,764,459
Temple-Inland, Inc.                                                           57,962            3,964,601
---------------------------------------------------------------------------------------------------------
                                                                                        $      22,106,772
---------------------------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.1%
Genuine Parts Company                                                        323,060    $      14,234,024
---------------------------------------------------------------------------------------------------------
                                                                                        $      14,234,024
---------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.7%
Citigroup Inc.                                                             4,110,278    $     198,033,194
Finova Group, Inc.(1)                                                        175,587               28,094

                        See notes to financial statements

SECURITY                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
ING groep, N.V. ADR                                                          257,281    $       7,782,750
Moody's Corp.                                                                 67,543            5,866,110
Morgan (J.P.) Chase & Co.                                                  2,952,221          115,166,141
---------------------------------------------------------------------------------------------------------
                                                                                        $     326,876,289
---------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
Alltel Corp.                                                               1,632,558    $      95,929,108
AT&T Corp.                                                                   495,955            9,452,902
BCE, Inc.                                                                  3,400,000           82,042,000
BellSouth Corp.                                                              455,705           12,664,042
Cincinnati Bell Inc.(1)                                                      169,013              701,404
Citizens Communications Co.                                                   13,568              187,103
Deutsche Telekom AG(1)                                                     2,006,790           45,513,997
McLeodUSA(1)                                                                  21,974               15,821
PTEK Holdings, Inc.(1)                                                        28,000              299,880
Qwest Communications International, Inc.(1)                                   59,924              266,063
RSL Communications Ltd.(1)(2)                                                247,161                    0
SBC Communications, Inc.                                                   1,464,924           37,751,091
Sprint Corp. - FON Group                                                     101,903            2,532,290
Talk America Holdings, Inc.(1)                                                 9,703               64,234
Telefonos de Mexico ADR                                                    2,000,000           76,640,000
Verizon Communications                                                     1,050,565           42,558,388
---------------------------------------------------------------------------------------------------------
                                                                                        $     406,618,323
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.3%
Ameren Corp.                                                                   5,000    $         250,700
American Electric Power, Inc.                                                    960               32,966
Exelon Corp.                                                               1,002,000           44,158,140
PG&E Corp.(1)                                                                 47,705            1,587,622
Southern Co. (The)                                                            65,985            2,211,817
TECO Energy, Inc.                                                             34,145              523,784
TXU Corp.                                                                    250,196           16,152,654
Wisconsin Energy Corp.                                                         9,576              322,807
---------------------------------------------------------------------------------------------------------
                                                                                        $      65,240,490
---------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp. 34,704                               $       742,666
Baldor Electric Co.                                                          149,060            4,103,622
Emerson Electric Co.                                                       1,111,539           77,918,884
Rockwell International Corp.                                                 156,699            7,764,435
Roper Industries, Inc.                                                        23,122            1,405,124
Thomas & Betts Corp.(1)                                                      114,600            3,523,950
---------------------------------------------------------------------------------------------------------
                                                                                        $      95,458,681
---------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.7%
Agilent Technologies, Inc.(1)                                                569,891    $      13,734,373
Arrow Electronics, Inc.(1)                                                     8,750              212,625
Dionex Corp.(1)                                                              139,750            7,919,633
Flextronics International Ltd.(1)                                            293,053            4,049,992
Jabil Circuit, Inc.(1)                                                     2,127,971           54,433,498
Molex, Inc., Class A                                                          65,367            1,742,031
National Instruments Corp.                                                   735,687           20,047,471
PerkinElmer, Inc.                                                            254,526            5,724,290
Plexus Corp.(1)                                                              158,108            2,056,985
Sanmina Corp.(1)                                                           1,140,602            9,660,899
Solectron Corporation(1)                                                   1,752,794            9,342,392
X-Rite Incorporated                                                          288,000            4,610,880
---------------------------------------------------------------------------------------------------------
                                                                                        $     133,535,069
---------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.7%
Baker Hughes, Inc.                                                           457,426    $      19,518,367
Core Laboratories N.V.(1)                                                     31,290              730,622
Grant Prideco, Inc.(1)                                                        35,444              710,652
Halliburton Company                                                          990,930           38,884,093
National-Oilwell, Inc.(1)                                                    514,062           18,141,248
Schlumberger Ltd.                                                            567,476           37,992,518
Smith International, Inc.(1)                                                 140,000            7,617,400
Transocean Sedco Forex, Inc.(1)                                              106,247            4,503,810
---------------------------------------------------------------------------------------------------------
                                                                                        $     128,098,710
---------------------------------------------------------------------------------------------------------

FOOD AND STAPLES RETAILING -- 2.2%
Albertson's, Inc.                                                          1,022,529    $      24,417,993
Casey's General Stores, Inc.                                                  89,966            1,632,883
Costco Wholesale Corp.                                                       927,132           44,882,460
CVS Corp.                                                                    132,268            5,961,319
Kroger Co. (The)(1)                                                        1,357,551           23,811,445
Safeway, Inc.(1)                                                           1,649,342           32,558,011
Sysco Corp.(2)(3)                                                             30,000            1,143,381
Sysco Corp.                                                                1,749,792           66,789,561
Sysco Corp.(2)(3)                                                             25,000              953,892
Walgreen Co.                                                                 800,825           30,727,655
Wal-Mart Stores, Inc.                                                      3,481,821          183,909,785
Winn-Dixie Stores, Inc.                                                      204,622              931,030
---------------------------------------------------------------------------------------------------------
                                                                                        $     417,719,415
---------------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.8%
Archer-Daniels-Midland Co.                                                 1,143,641    $      25,514,631

                        See notes to financial statements

SECURITY                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS (CONTINUED)
Campbell Soup Co.                                                          1,242,265    $      37,131,301
Conagra Inc.                                                               1,657,734           48,820,266
Dean Foods Co.(1)                                                            443,988           14,629,405
Del Monte Foods, Co.(1)                                                       99,492            1,096,402
General Mills, Inc.                                                          186,227            9,257,344
Heinz (H.J.) Co.                                                             292,208           11,393,190
Hershey Foods Corp.                                                          507,333           28,177,275
JM Smucker Co.                                                                12,365              582,021
Kellogg Co.                                                                   59,640            2,663,522
Kraft Foods, Inc.                                                                465               16,559
McCormick & Co., Inc.                                                          1,624               62,686
Nestle SA                                                                    275,000           71,773,953
Sara Lee Corp.                                                             3,789,758           91,484,758
Smithfield Foods, Inc.(1)                                                  4,207,530          124,500,813
Tyson Foods, Inc.                                                            315,272            5,801,005
Wrigley (Wm.) Jr. Company Class A                                            902,761           62,462,034
---------------------------------------------------------------------------------------------------------
                                                                                        $     535,367,165
---------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.4%
Advanced Medical Optics(1)                                                     3,558    $         146,376
Bausch & Lomb, Inc.                                                           29,250            1,885,455
Baxter International, Inc.                                                   221,749            7,659,210
Becton & Dickinson and Co.                                                    64,173            3,645,026
Biomet, Inc.                                                                 419,890           18,219,027
Boston Scientific Corporation(1)                                           1,110,370           39,473,654
Dentsply International, Inc.                                                  10,928              614,154
Edwards Lifesciences Corp.(1)                                                 10,353              427,165
Guidant Corp.                                                                 74,638            5,381,400
Hillenbrand Industries, Inc.                                                 586,943           32,598,814
Hospira, Inc.(1)                                                             246,711            8,264,819
Lumenis Ltd.(1)                                                              100,000              193,500
Medtronic, Inc.                                                            2,312,831          114,878,316
St. Jude Medical, Inc.(1)                                                     48,028            2,013,814
Steris Corp.(1)                                                                8,125              192,725
Stryker Corp.                                                                 36,741            1,772,753
VISX, Inc.(1)                                                                 50,000            1,293,500
Waters Corp.(1)                                                              165,841            7,759,700
Zimmer Holdings, Inc.(1)                                                     285,489           22,873,379
---------------------------------------------------------------------------------------------------------
                                                                                        $     269,292,787
---------------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS AND SERVICES -- 1.9%
AmerisourceBergen Corp.                                                      141,513    $       8,303,983
Andrx Group(1)                                                               180,170    $       3,933,111
Beverly Enterprises, Inc.(1)                                                 357,143            3,267,858
Cardinal Health, Inc.                                                      1,840,995          107,053,859
Caremark Rx, Inc.(1)                                                         701,471           27,659,002
Cigna Corp.                                                                   11,836              965,463
Express Scripts, Inc.(1)                                                      26,658            2,037,738
HCA Inc.                                                                         140                5,594
Health Management Associates, Inc., Class A                                  856,502           19,459,725
IDX Systems Corp.(1)                                                          60,000            2,067,600
IMS Health, Inc.                                                             280,530            6,511,101
McKesson HBOC, Inc.                                                            2,631               82,771
Medco Health Solutions, Inc.(1)                                              170,891            7,109,066
Parexel International Corp.(1)                                                27,837              565,091
Renal Care Group, Inc.(1)                                                    480,046           17,276,856
Schein (Henry), Corp.(1)                                                   1,188,477           82,765,538
Service Corp. International(1)                                               142,389            1,060,798
Stewart Enterprises, Inc.(1)                                                 114,000              796,860
Sunrise Assisted Living, Inc.(1)                                             144,000            6,675,840
Tenet Healthcare Corp.(1)                                                      3,961               43,492
UnitedHealth Group, Inc.                                                     201,976           17,779,947
Ventiv Health, Inc.(1)                                                       160,833            3,268,127
WellPoint Inc.(1)                                                            404,000           46,460,000
---------------------------------------------------------------------------------------------------------
                                                                                        $     365,149,420
---------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS AND LEISURE -- 1.9%
Brinker International, Inc.(1)                                               304,144    $      10,666,330
Carnival Corporation                                                         565,071           32,565,042
CBRL Group, Inc.                                                              62,047            2,596,667
Darden Restaurants Inc.                                                      184,714            5,123,966
Evans (Bob) Farms, Inc.                                                       51,662            1,350,445
Gaylord Entertainment Co.(1)                                                 428,482           17,794,857
International Game Technology                                                400,000           13,752,000
International Speedway Corporation                                           118,344            6,248,563
Jack in the Box, Inc.(1)                                                     500,000           18,435,000
Lone Star Steakhouse & Saloon, Inc.                                          145,981            4,087,468
Marriott International, Inc.                                                 288,169           18,148,884
McDonald's Corp.                                                             690,866           22,149,164
MGM Grand, Inc.(1)                                                            94,445            6,869,929
Navigant International, Inc.(1)                                               44,278              538,863
Outback Steakhouse, Inc.                                                   1,641,207           75,134,456
Papa John's International, Inc.(1)                                           195,330            6,727,165
Royal Caribbean Cruises Ltd.                                                 500,000           27,220,000
Sonic Corp.(1)                                                               159,765            4,872,833

                        See notes to financial statements

SECURITY                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE (CONTINUED)
Starbucks Corp.(1)                                                         1,229,375    $      76,663,825
Yum! Brands, Inc.                                                            236,779           11,171,233
---------------------------------------------------------------------------------------------------------
                                                                                        $     362,116,690
---------------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.6%
Blyth Industries, Inc.                                                       708,382    $      20,939,772
D.R. Horton Inc.                                                             468,942           18,903,052
Department 56, Inc.(1)                                                       255,162            4,248,447
Fortune Brands Inc.                                                          128,148            9,890,463
Helen of Troy Ltd.(1)                                                         20,000              672,200
Interface, Inc. Class A(1)                                                    75,467              752,406
Leggett & Platt, Inc.                                                      1,813,805           51,566,476
Maytag Corp.                                                                  27,073              571,240
Newell Rubbermaid, Inc.                                                      374,251            9,053,132
Snap-On, Inc.                                                                 42,453            1,458,685
---------------------------------------------------------------------------------------------------------
                                                                                        $     118,055,873
---------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.7%
Clorox Co. (The)                                                              53,688    $       3,163,834
Colgate-Palmolive Co.                                                        699,356           35,779,053
Energizer Holdings(1)                                                        168,981            8,396,666
Kimberly-Clark Corp.                                                       1,476,156           97,145,826
Procter & Gamble Co.                                                       3,229,777          177,896,117
---------------------------------------------------------------------------------------------------------
                                                                                        $     322,381,496
---------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.9%
3M Co.                                                                       697,787    $      57,267,379
General Electric Co.                                                      11,805,529          430,901,809
Teleflex, Inc.                                                                33,700            1,750,378
Tyco International Ltd.                                                    2,017,132           72,092,298
---------------------------------------------------------------------------------------------------------
                                                                                        $     562,011,864
---------------------------------------------------------------------------------------------------------

INSURANCE -- 5.9%
21st Century Insurance Group                                                  70,700    $         961,520
Aegon N.V. ADR                                                             5,311,829           72,825,176
AFLAC Inc.                                                                 2,190,281           87,260,795
Allstate Corp. (The)                                                         199,712           10,329,105
American International Group, Inc.                                         5,670,853          372,404,917
AON Corp.                                                                    824,293           19,667,631
Berkshire Hathaway, Inc., Class A(1)                                             450           39,555,000
Berkshire Hathaway, Inc., Class B(1)                                          40,634          119,301,424
Chubb Corporation                                                              7,077              544,221
Commerce Group, Inc.                                                         120,000    $       7,324,800
Gallagher (Arthur J.) and Co.                                                821,773           26,707,623
Hartford Financial Services Group, Inc.                                       13,797              956,270
Jefferson-Pilot Corp.                                                        186,921            9,712,415
Lincoln National Corp.                                                        52,903            2,469,512
Manulife Financial Corp.                                                      74,958            3,463,060
Marsh & McLennan Cos., Inc.                                                1,080,587           35,551,312
MetLife, Inc.                                                              1,869,700           75,741,547
Old Republic International Corp.                                             240,548            6,085,864
Progressive Corp.(2)(3)                                                       10,900              923,369
Progressive Corp.                                                          1,991,008          168,917,119
Safeco Corp.                                                                 173,122            9,043,893
St. Paul Companies, Inc. (The)                                               311,524           11,548,195
Torchmark Corp.                                                              417,159           23,836,465
UICI                                                                          43,597            1,477,938
UnumProvident Corp.                                                           53,710              963,557
XL Capital Ltd., Class A                                                     187,100           14,528,315
---------------------------------------------------------------------------------------------------------
                                                                                        $   1,122,101,043
---------------------------------------------------------------------------------------------------------

INTERNET AND CATALOG RETAIL -- 0.5%
Amazon.com Inc.(1)                                                            23,500    $       1,040,815
eBay, Inc.(1)                                                                619,501           72,035,576
IAC/InterActivecorp(1)                                                       806,192           22,267,023
---------------------------------------------------------------------------------------------------------
                                                                                        $      95,343,414
---------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE AND SERVICES -- 0.0%
Retek, Inc.(1)                                                               110,742    $         681,063
---------------------------------------------------------------------------------------------------------
                                                                                        $         681,063
---------------------------------------------------------------------------------------------------------

IT SERVICES -- 2.8%
Accenture Ltd.(1)                                                          4,838,000    $     130,626,000
Acxiom Corp.                                                                 647,804           17,037,245
Affiliated Computer Services(1)                                              183,730           11,058,709
Automatic Data Processing, Inc.                                            1,553,046           68,877,590
BISYS Group, Inc. (The)(1)                                                   280,492            4,614,093
Ceridian Corp.(1)                                                             27,490              502,517
Certegy, Inc.                                                                 42,862            1,522,887
Computer Sciences Corp.(1)                                                   362,598           20,439,649
CSG Systems International, Inc.(1)                                            25,200              471,240
DST Systems, Inc.(1)                                                         391,634           20,411,964
eFunds Corp.(1)                                                               17,645              423,656
Electronic Data Systems Corp.                                                 77,336            1,786,462

                        See notes to financial statements

SECURITY                                                             SHARES             VALUES
-------------------------------------------------------------------------------------------------------
IT SERVICES (CONTINUED)
First Data Corp.                                                           3,776,540    $     160,654,012
Fiserv, Inc.(1)                                                              300,000           12,057,000
Gartner Group, Inc., Class A(1)                                                4,811               59,945
Gartner Group, Inc., Class B(1)                                               27,576              338,909
Keane, Inc.(1)                                                                50,295              739,337
Paychex, Inc.                                                              1,398,101           47,647,282
Perot Systems Corp.(1)                                                       725,507           11,629,877
Safeguard Scientifics, Inc.(1)                                                26,579               56,347
SunGard Data Systems, Inc.(1)                                                773,601           21,916,116
---------------------------------------------------------------------------------------------------------
                                                                                        $     532,870,837
---------------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT AND PRODUCTS -- 0.0%
Eastman Kodak Co.                                                            113,722    $       3,667,535
Mattel, Inc.                                                                   1,096               21,361
---------------------------------------------------------------------------------------------------------
                                                                                        $       3,688,896
---------------------------------------------------------------------------------------------------------

MACHINERY -- 3.1%
Caterpillar, Inc.                                                             53,830    $       5,248,963
Danaher Corporation                                                        4,031,970          231,475,398
Deere & Co.                                                                3,350,000          249,240,000
Donaldson Company, Inc.                                                       80,440            2,620,735
Dover Corp.                                                                  165,567            6,943,880
Federal Signal Corp.                                                         283,471            5,006,098
Illinois Tool Works, Inc.                                                    809,040           74,981,827
ITT Industries, Inc.                                                           4,214              355,872
Nordson Corporation                                                          163,978            6,570,598
Parker-Hannifin Corporation                                                   30,653            2,321,658
Tecumseh Products Co., Class A                                               125,700            6,008,460
Wabtec                                                                        94,504            2,014,825
---------------------------------------------------------------------------------------------------------
                                                                                        $     592,788,314
---------------------------------------------------------------------------------------------------------

MEDIA -- 5.3%
ADVO, Inc.                                                                   750,000    $      26,737,500
Arbitron, Inc.(1)                                                             11,555              452,725
Belo (A.H.) Corp.                                                            542,924           14,246,326
Cablevision Systems Corp.(1)                                                 207,410            5,165,546
Catalina Marketing Corp.                                                      88,490            2,621,959
Clear Channel Communications, Inc.                                           145,017            4,856,619
Comcast Corp. Class A(1)                                                   1,968,785           65,521,165
Comcast Corp. Class A Special(1)                                           1,280,622           42,055,626
Disney (Walt) Company                                                      4,834,833          134,408,357
EchoStar Communications, Class A                                              35,150            1,168,386
Entercom Communications Corp.(1)                                             220,000    $       7,895,800
Gannett Co., Inc.                                                          1,562,342          127,643,341
Havas Advertising, S.A. ADR                                                3,142,938           17,565,880
Interpublic Group of Companies, Inc.(1)                                    1,134,505           15,202,367
Knight Ridder, Inc.                                                           18,123            1,213,154
Lamar Advertising Co.(1)                                                     241,409           10,327,477
Liberty Media Corp. Class A(1)                                             1,013,104           11,123,882
Liberty Media Corp. Class B(1)                                                32,876              381,362
Liberty Media International Inc. Class A(1)                                   50,655            2,341,781
Liberty Media International Inc. Class B(1)                                    1,643               80,408
McClatchy Co. (The)                                                           48,066            3,451,619
McGraw-Hill Companies, Inc. (The)                                            446,964           40,915,085
Meredith Corp.                                                               190,000           10,298,000
New York Times Co. (The), Class A                                            303,168           12,369,254
News Corp. Inc. - Class A                                                    187,934            3,506,848
Omnicom Group, Inc.                                                        2,318,719          195,514,386
Proquest Company(1)                                                          115,000            3,415,500
Publicis Groupe SA                                                           360,784           11,681,944
Reuters Holdings plc ADR                                                       1,431               61,461
Scripps (The E.W) Company                                                     51,066            2,465,466
Time Warner Inc.(1)                                                        4,102,164           79,746,068
Tribune Co.                                                                1,428,878           60,212,919
Univision Communications, Inc.(1)                                            401,298           11,745,992
Viacom, Inc., Class A                                                         29,774            1,104,020
Viacom, Inc., Class B                                                        971,451           35,351,102
Vivendi Universal S.A. ADR(1)                                                490,725           15,737,551
Washington Post Co. (The)                                                     14,970           14,715,809
Westwood One, Inc.(1)                                                        122,400            3,296,232
WPP Group plc                                                                139,450            1,529,144
WPP Group plc ADR                                                            256,051           13,993,187
---------------------------------------------------------------------------------------------------------
                                                                                        $   1,012,121,248
---------------------------------------------------------------------------------------------------------

METALS AND MINING -- 0.4%
Alcoa, Inc.                                                                  797,947    $      25,071,495
Allegheny Technologies, Inc.                                                  21,408              463,911
Inco, Ltd.(1)                                                                200,000            7,356,000
Nucor Corp.                                                                  442,924           23,182,642
Phelps Dodge Corp.                                                            14,862            1,470,149
Steel Dynamics, Inc.                                                         311,800           11,810,984
Worthington Industries, Inc.                                                  75,160            1,471,633
---------------------------------------------------------------------------------------------------------
                                                                                        $      70,826,814
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.8%
99 Cents Only Stores(1)                                                    1,142,232    $      18,458,469
Dollar General Corp.                                                         101,456            2,107,241
Dollar Tree Stores, Inc.(1)                                                  813,306           23,325,616
Family Dollar Stores, Inc.                                                 2,618,411           81,772,976
Kohls Corp.(1)                                                                    55                2,704
May Department Stores Co. (The)                                              607,760           17,868,144
Neiman Marcus Group, Inc. (The)                                                    6                  401
Nordstrom, Inc.                                                               65,692            3,069,787
Penney (J.C.) Company, Inc.                                                  223,408            9,249,091
Sears, Roebuck & Co.                                                          23,074            1,177,466
Target Corp.                                                               3,547,475          184,220,377
---------------------------------------------------------------------------------------------------------
                                                                                        $     341,252,272
---------------------------------------------------------------------------------------------------------

MULTI-UTILITIES AND UNREGULATED POWER -- 0.1%
AES Corporation(1)                                                            49,542    $         677,239
Dominion Resources, Inc.                                                      10,464              708,831
Duke Energy Corp.                                                            417,416           10,573,147
Dynegy, Inc.(1)                                                               63,525              293,486
National Fuel Gas Co.                                                          4,000              113,360
---------------------------------------------------------------------------------------------------------
                                                                                        $      12,366,063
---------------------------------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.0%
Xerox Corp.(1)                                                                42,878    $         729,355
Zebra Technologies Corp., Class A(1)                                          13,500              759,780
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,489,135
---------------------------------------------------------------------------------------------------------

OIL AND GAS -- 7.8%
Amerada Hess Corp.                                                            18,947    $       1,560,854
Anadarko Petroleum Corp.                                                   2,557,003          165,719,364
Apache Corporation                                                         2,075,352          104,950,551
Ashland, Inc.                                                                 85,716            5,004,100
BP plc ADR                                                                 5,081,540          296,761,936
Burlington Resources, Inc.                                                 4,259,405          185,284,118
ChevronTexaco Corporation                                                    311,976           16,381,860
ConocoPhillips                                                             1,675,581          145,490,698
Devon Energy Corp.                                                         1,015,400           39,519,368
El Paso Corp.                                                                148,709            1,546,574
Exxon Mobil Corp.                                                          6,231,588          319,431,201
Kerr - McGee Corp.                                                           267,327           15,448,827
Kinder Morgan, Inc.                                                        1,781,672          130,293,673
Marathon Oil Corp.                                                             1,450               54,535
Murphy Oil Corporation                                                        19,518            1,570,223
Newfield Exploration Company(1)                                               60,000    $       3,543,000
Royal Dutch Petroleum Co.                                                     83,074            4,766,786
Total Fina Elf SA ADR                                                        400,000           43,936,000
Valero Energy Corp.                                                          103,020            4,677,108
Williams Companies Inc (The)                                                 219,065            3,568,569
---------------------------------------------------------------------------------------------------------
                                                                                        $   1,489,509,345
---------------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.2%
Georgia-Pacific Corp.                                                        598,732    $      22,440,475
International Paper Co.                                                      112,154            4,710,468
Louisiana-Pacific Corp.                                                       70,750            1,891,855
MeadWestvaco Corp.                                                            84,358            2,858,893
Neenah Paper Inc.(1)                                                          44,890            1,463,414
Weyerhaeuser Co.                                                              89,778            6,034,877
---------------------------------------------------------------------------------------------------------
                                                                                        $      39,399,982
---------------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS--1.5%
Avon Products, Inc.                                                          173,400    $       6,710,580
Gillette Company                                                           3,950,586          176,907,241
Lauder (Estee) Companies, Inc.                                             2,092,312           95,765,120
---------------------------------------------------------------------------------------------------------
                                                                                        $     279,382,941
---------------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 6.2%
Abbott Laboratories                                                        2,821,474    $     131,621,762
Allergan, Inc.                                                                38,300            3,104,981
Bristol-Myers Squibb Company                                               4,566,981          117,006,053
Elan Corp., PLC ADR(1)                                                        31,838              867,586
Forest Laboratories, Inc.(1)                                                  56,800            2,548,048
GlaxoSmithKline plc                                                          430,517           20,402,201
Johnson & Johnson                                                          3,181,341          201,760,646
King Pharmaceuticals, Inc.(1)                                                505,637            6,269,899
Lilly (Eli) & Co.                                                          3,412,870          193,680,373
Merck & Co., Inc.                                                          2,317,124           74,472,365
Mylan Laboratories, Inc.                                                      27,992              494,899
Novo Nordisk ADR                                                             292,277           15,858,950
Pfizer, Inc.                                                               8,662,582          232,936,830
Schering AG ADR                                                               25,000            1,856,250
Schering-Plough Corp.                                                      2,515,998           52,534,038
Sepracor, Inc.(1)                                                              4,000              237,480
Teva Pharmaceutical Industries Ltd. ADR                                    2,282,011           68,140,848
Watson Pharmaceuticals, Inc.(1)                                              865,911           28,410,540
Wyeth Corp.                                                                  790,783           33,679,448
---------------------------------------------------------------------------------------------------------
                                                                                        $   1,185,883,197
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
AvalonBay Communities, Inc.                                                   28,867    $       2,173,685
Catellus Development Corp.                                                   419,601           12,839,791
Forest City Enterprises - Class A                                             38,663            2,225,056
Jones Lang Lasalle, Inc.(1)                                                  154,567            5,782,351
Plum Creek Timber Co., Inc.                                                  198,791            7,641,526
Trammell Crow Co.(1)                                                         764,200           13,839,662
---------------------------------------------------------------------------------------------------------
                                                                                        $      44,502,071
---------------------------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.2%
ANC Rental Corporation(1)                                                    459,525    $              46
Burlington Northern Santa Fe Corp.                                           207,932            9,837,263
CSX Corporation                                                               38,134            1,528,411
Florida East Coast Industries, Inc.                                          121,978            5,501,208
Heartland Express, Inc.                                                      653,154           14,676,370
Kansas City Southern Industries, Inc.(1)                                      15,215              269,762
Norfolk Southern Corp.                                                         3,990              144,398
Union Pacific Corp.                                                            7,811              525,290
---------------------------------------------------------------------------------------------------------
                                                                                        $      32,482,748
---------------------------------------------------------------------------------------------------------

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 2.0%
Agere Systems, Inc.(1)                                                         6,495    $           8,898
Agere Systems, Inc., Class B(1)                                              159,398              215,187
Altera Corp.(1)                                                               66,116            1,368,601
Analog Devices, Inc.                                                         778,870           28,755,880
Applied Materials, Inc.(1)                                                 1,741,642           29,782,078
Broadcom Corp. - Class A(1)                                                  530,892           17,137,194
Broadcom Corp. - Class A(1)(2)(3)                                             35,000            1,128,105
Conexant Systems, Inc.(1)                                                    134,174              267,006
Cypress Semiconductor Corporation(1)                                         152,742            1,791,664
Freescale Semiconductor-B(1)                                                 101,704            1,867,286
Intel Corp.                                                                9,580,974          224,098,982
KLA-Tencor Corp.(1)                                                          148,373            6,911,214
Linear Technologies Corp.                                                    187,760            7,277,578
LSI Logic Corporation(1)                                                     132,810              727,799
Maxim Integrated Products Co.                                                374,351           15,868,739
Mindspeed Technologies Inc.(1)                                                44,724              124,333
Skyworks Solutions, Inc.(1)                                                   98,685              930,600
Taiwan Semiconductor ADR                                                         866                7,352
Teradyne, Inc.(1)                                                             27,996              477,892
Texas Instruments, Inc.                                                    1,912,604           47,088,310
Xilinx, Inc.                                                                  59,554            1,765,776
---------------------------------------------------------------------------------------------------------
                                                                                        $     387,600,474
---------------------------------------------------------------------------------------------------------

SOFTWARE -- 2.1%
Adobe Systems, Inc.                                                          258,794    $      16,236,736
Cadence Design Systems, Inc.(1)                                              900,000           12,429,000
Cognos, Inc.(1)                                                               77,000            3,392,620
Computer Associates International, Inc.                                       33,070            1,027,154
Compuware Corp.(1)                                                           150,944              976,608
Electronic Arts Inc.(1)                                                       21,405            1,320,260
Fair, Isaac and Co., Inc.                                                    997,172           36,576,269
Henry (Jack) & Associates                                                    201,006            4,002,029
Intuit, Inc.(1)                                                              921,314           40,547,029
Microsoft Corp.                                                            7,312,311          195,311,827
Oracle Corp.(1)                                                              817,568           11,217,033
PalmSource, Inc.(1)                                                           20,208              257,450
Parametric Technology Corp.(1)                                                94,600              557,194
Reynolds & Reynolds, Co.                                                     216,412            5,737,082
Sap AG ADR                                                                   600,000           26,526,000
Siebel Systems, Inc.(1)                                                      179,184            1,881,432
Symantec Corporation(1)                                                    1,499,722           38,632,839
VERITAS Software Corp.(1)                                                    243,942            6,964,544
Wind River Systems, Inc.(1)                                                   91,910            1,245,381
---------------------------------------------------------------------------------------------------------
                                                                                        $     404,838,487
---------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.0%
Abercrombie & Fitch Co.                                                       11,225    $         527,014
AutoNation, Inc.(1)                                                        1,493,099           28,682,432
Best Buy Co., Inc.                                                           113,610            6,750,706
Burlington Coat Factory Warehouse Corp.                                      238,448            5,412,770
CarMax, Inc.(1)                                                               67,797            2,105,097
Circuit City Stores, Inc.                                                    216,000            3,378,240
Gap, Inc. (The)                                                              541,012           11,426,173
Home Depot, Inc. (The)                                                     4,281,726          183,000,969
Limited Brands, Inc.                                                         762,510           17,552,980
Lowe's Companies                                                             875,941           50,445,442
Office Depot, Inc.(1)                                                        205,276            3,563,591
Officemax Inc.                                                                 2,192               68,785
Payless Shoesource, Inc.(1)                                                   23,100              284,130
Pep Boys - Manny, Moe & Jack (The)                                            83,415            1,423,894
Radioshack Corp.                                                             631,599           20,766,975
Sherwin-Williams Co. (The)                                                    80,569            3,595,794
Staples, Inc.                                                                158,266            5,335,147
Tiffany & Co.                                                                 57,286            1,831,433
TJX Companies, Inc. (The)                                                  1,716,834           43,144,038
Too, Inc.(1)                                                                  38,284              936,427
---------------------------------------------------------------------------------------------------------
                                                                                        $     390,232,037
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL AND LUXURY GOODS -- 0.7%
Coach, Inc.(1)                                                               365,720    $      20,626,608
Nike Inc., Class B                                                         1,329,222          120,547,143
Unifi, Inc.(1)                                                                 1,208                4,627
---------------------------------------------------------------------------------------------------------
                                                                                        $     141,178,378
---------------------------------------------------------------------------------------------------------

THRIFTS AND MORTGAGE FINANCE -- 0.7%
Countrywide Financial Corp.                                                1,499,998    $      55,514,926
Fannie Mae                                                                   345,171           24,579,627
Freddie Mac                                                                  135,586            9,992,688
Golden West Financial Corporation                                             74,590            4,581,318
MGIC Investment Corp.                                                         85,000            5,857,350
Radian Group, Inc.                                                            30,800            1,639,792
Washington Mutual, Inc.                                                      927,674           39,222,057
---------------------------------------------------------------------------------------------------------
                                                                                        $     141,387,758
---------------------------------------------------------------------------------------------------------

TOBACCO -- 0.2%
Altria Group Inc.                                                            763,945    $      46,677,040
UST, Inc.                                                                        439               21,120
---------------------------------------------------------------------------------------------------------
                                                                                        $      46,698,160
---------------------------------------------------------------------------------------------------------

TRADING COMPANIES AND DISTRIBUTORS -- 0.0%
United Rentals, Inc.(1)                                                      401,179    $       7,582,283
---------------------------------------------------------------------------------------------------------
                                                                                        $       7,582,283
---------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
Nextel Communications, Inc., Class A(1)                                      134,072    $       4,022,160
Telephone and Data Systems, Inc.                                              70,844            5,451,446
Vodafone Group plc ADR                                                       213,962            5,858,280
---------------------------------------------------------------------------------------------------------
                                                                                        $      15,331,886
---------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $14,860,534,853)                                                    $  19,109,250,562
---------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                                             SHARES             VALUE
---------------------------------------------------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 0.0%
Enron Corp.(1)(2)                                                             11,050    $               0
---------------------------------------------------------------------------------------------------------
                                                                                        $               0
---------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $4,500,777)                                                         $               0
---------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

COMMERCIAL BANKS -- 0.0%

Wachovia Corp. (Dividend Equalization Preferred Shares)(1)                   166,518    $             167
---------------------------------------------------------------------------------------------------------
                                                                                        $             167
---------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $39,407)                                                            $             167
---------------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                             SHARES             VALUE
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.0%

Lucent Technologies, Inc.                                                     18,106    $          28,607
---------------------------------------------------------------------------------------------------------
                                                                                        $          28,607
---------------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                                 $          28,607
---------------------------------------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                                             SHARES             VALUE
---------------------------------------------------------------------------------------------------------
BANKS -- 0.0%
Bank United Corp. (Litigation Contingent Payment Rights)(1)(2)               102,072    $           6,124
---------------------------------------------------------------------------------------------------------
                                                                                        $           6,124
---------------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(2)                           197,392    $               0
---------------------------------------------------------------------------------------------------------
                                                                                        $               0
---------------------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
McLeodUSA (Escrow Rights)(1)(2)                                            1,592,200    $               0
---------------------------------------------------------------------------------------------------------
                                                                                        $               0
---------------------------------------------------------------------------------------------------------

TOTAL RIGHTS
   (IDENTIFIED COST $50,596)                                                            $           6,124
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 0.1%

                                                                     PRINCIPAL
                                                                     AMOUNT
SECURITY                                                             (000's OMITTED)    VALUE
---------------------------------------------------------------------------------------------------------
Investors Bank & Trust Company --
Time Deposit, 2.25%, 1/3/05                                          $         7,668    $       7,668,000
---------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $7,668,000)                                                      $       7,668,000
---------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.1%

                                                                     PRINCIPAL
                                                                     AMOUNT
SECURITY                                                             (000's OMITTED)    VALUE
---------------------------------------------------------------------------------------------------------
Societe Generale North America, 2.32%, 1/5/05                        $        22,295    $      22,289,253
---------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $22,289,253)                                                     $      22,289,253
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $14,895,082,886)                                                    $  19,139,242,713
---------------------------------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- 1.0%

SECURITY                                                             SHARES             VALUE
---------------------------------------------------------------------------------------------------------
American International Group, Inc.                                         3,000,000    $    (197,010,000)
---------------------------------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $169,710,627)                                                              $    (197,010,000)
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES
   EXCLUDING SECURITIES SOLD SHORT -- 1.0%                                              $     198,909,689
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                    $  19,141,142,402
---------------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security subject to restrictions on resale (see Note 7).

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $14,895,082,886)                            $     19,139,242,713
Cash                                                                                               2,563
Deposits with brokers for securities sold short                                              169,710,627
Dividends and interest receivable                                                             24,103,436
Receivable for investments sold                                                                4,256,707
Tax reclaim receivable                                                                         1,180,262
--------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                        $     19,338,496,308
--------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold short, at value (proceeds received of $169,710,627)                 $        197,010,000
Payable for dividends on securities sold short                                                   225,000
Payable to affiliate for Trustees' fees                                                            6,053
Accrued expenses                                                                                 112,853
--------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   $        197,353,906
--------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                           $     19,141,142,402
--------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                             $     14,924,128,572
Net unrealized appreciation (computed on the basis of identified cost)                     4,217,013,830
--------------------------------------------------------------------------------------------------------
TOTAL                                                                               $     19,141,142,402
--------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $3,794,755)                                        $        291,107,513
Interest                                                                                       1,157,693
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             $        292,265,206
--------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                              $         77,609,178
Trustees' fees and expenses                                                                       25,376
Custodian fee                                                                                  1,999,827
Dividends on securities sold short                                                               225,000
Legal and accounting services                                                                     94,573
Miscellaneous                                                                                    304,587
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      $         80,258,541
--------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                       $                 39
   Reduction of investment adviser fee                                                            26,667
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                            $             26,706
--------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                        $         80,231,835
--------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                               $        212,033,371
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                  $        152,362,325
   Foreign currency transactions                                                                  60,515
--------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                   $        152,422,840
--------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                              $      1,345,093,649
   Securities sold short                                                                     (27,299,373)
   Foreign currency                                                                               84,431
--------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                $      1,317,878,707
--------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                    $      1,470,301,547
--------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                          $      1,682,334,918
--------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                            YEAR ENDED          YEAR ENDED
                                                            DECEMBER 31, 2004   DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                    $     212,033,371   $     163,045,716
   Net realized gain from investment
      transactions, securities sold short
      and foreign currency transactions                           152,422,840          70,909,770
   Net change in unrealized appreciation
      (depreciation) of investments,
      securities sold short and
      foreign currency                                          1,317,878,707       3,174,709,110
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $   1,682,334,918   $   3,408,664,596
-------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS --
     Contributions                                          $   1,775,098,351   $   1,351,483,956
     Withdrawals                                               (1,925,879,872)     (1,722,081,135)
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS        $    (150,781,521)  $    (370,597,179)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS        $   1,531,553,397   $   3,038,067,417
-------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                        $  17,609,589,005   $  14,571,521,588
-------------------------------------------------------------------------------------------------
AT END OF YEAR                                              $  19,141,142,402   $  17,609,589,005
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                 YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                               2004           2003         2002           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
   Net expenses                                                    0.45%         0.45%         0.45%          0.45%          0.45%
   Net expenses after custodian fee reduction                      0.45%           --            --             --             --
   Net investment income                                           1.18%         1.05%         0.85%          0.64%          0.67%
Portfolio Turnover                                                    3%           15%           23%            18%            13%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                    9.67%        23.88%       (19.52)%        (9.67)%           --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  19,141,142  $ 17,609,589  $ 14,571,522   $ 18,335,865   $ 18,385,069
---------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a
reduction of the investment adviser fee. Had such
action not been taken, the ratios would have been as
follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                        0.45%           --            --             --             --
   Expenses after custodian fee reduction                          0.45%           --            --             --             --
   Net investment income                                           1.18%           --            --             --             --
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

C FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recognized when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with the service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.625% annually of average daily net assets of the Portfolio up to $500,000,000 and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the year ended December 31, 2004, the advisory fee was 0.43% of the Portfolio's average daily net assets. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $26,667 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 INVESTMENT TRANSACTIONS

For the year ended December 31, 2004, purchases and sales of investments, other than short-term obligations, aggregated $534,673,041 and $946,726,635, respectively. In addition, investments having an aggregate market value of $808,158,950 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 2004, investors contributed securities with a value of $1,370,704,943.

4 FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004 as computed on a federal income tax basis, were as follows:

AGGREGATE COST                           $    4,833,216,291
-----------------------------------------------------------
Gross unrealized appreciation            $   14,307,238,475
Gross unrealized depreciation                    (1,212,053)
-----------------------------------------------------------
NET UNREALIZED APPRECIATION              $   14,306,026,422
-----------------------------------------------------------

5 FINANCIAL INSTRUMENTS

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2004.

6 LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.1% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

7 RESTRICTED SECURITIES

At December 31, 2004, the Portfolio owned the following securities (representing 0.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are eligible for resale after December 15, 2005, except for the 25,000 shares of Sysco Corp. which are eligible for resale after March 3, 2005. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                             DATE OF
COMMON STOCKS                ACQUISITION   SHARES       COST       FAIR VALUE
------------------------------------------------------------------------------
Broadcom Corp. - Class A       12/15/04    35,000   $ 1,121,815   $  1,128,105

Progressive Corp.              12/15/04    10,900       943,939        923,369

Sysco Corp.                      3/3/04    25,000       994,756        953,892

Sysco Corp.                    12/15/04    30,000     1,115,824      1,143,381
------------------------------------------------------------------------------
                                                    $ 4,176,334   $  4,148,747
------------------------------------------------------------------------------

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax- Managed Growth Portfolio (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its supplementary data for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE TAX-MANAGED GROWTH FUND 1.1
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                       POSITION(S)      TERM OF                                             NUMBER OF PORTFOLIOS
                        WITH THE      OFFICE AND                                               IN FUND COMPLEX
  NAME AND              TRUST AND      LENGTH OF            PRINCIPAL OCCUPATION(S)              OVERSEEN BY            OTHER
DATE OF BIRTH         THE PORTFOLIO     SERVICE             DURING PAST FIVE YEARS               TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes          Trustee      Trustee of   Chairman, President and Chief Executive           195           Director of EVC
11/9/41                                the Trust   Officer of BMR, EVC, EVM and EV;
                                      since 1991;  Director of EV; Vice President and
                                        of the     Director of EVD. Trustee and/or officer
                                       Portfolio   of 195 registered investment companies
                                      since 1997   in the Eaton Vance Fund Complex.
                                                   Mr. Hawkes is an interested person
                                                   because of his positions with BMR, EVM,
                                                   EVC and EV, which are affiliates of
                                                   the Trust and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III   Chairman of    Trustee of   Jacob H. Schiff Professor of Investment           195            Director of
2/23/35                 the Board      the Trust   Banking Emeritus, Harvard University                            Tiffany & Co.
                       and Trustee    since 1986   Graduate School of Business                                      (specialty
                                     and Chairman  Administration.                                                  retailer) and
                                     of the Board                                                                   Telect, Inc.
                                      since 2005;                                                                 (telecommunication
                                        of the                                                                    services company)
                                       Portfolio
                                      since 1995

William H. Park          Trustee      Since 2003   President and Chief Executive Officer,            195                  None
9/19/47                                            Prizm Capital Management, LLC
                                                   (investment management firm) (since
                                                   2002). Executive Vice President and
                                                   Chief Financial Officer, United Asset
                                                   Management Corporation (a holding
                                                   company owning institutional investment
                                                   management firms) (1982-2001).

Ronald A. Pearlman       Trustee      Since 2003   Professor of Law, Georgetown University           195                  None
7/10/40                                            Law Center (since 1999). Tax Partner,
                                                   Covington & Burling, Washington, DC
                                                   (1991-2000).

Norton H. Reamer         Trustee      Trustee of   President, Chief Executive Officer and            195                  None
9/21/35                                the Trust   a Director of Asset Management Finance
                                      since 1986;  Corp. (a specialty finance company
                                        of the     serving the investment management
                                       Portfolio   industry) (since October 2003).
                                      since 1995   President, Unicorn Corporation (an
                                                   investment and financial advisory
                                                   services company) (since September
                                                   2000). Formerly, Chairman and Chief
                                                   Operating Officer, Hellman, Jordan
                                                   Management Co., Inc. (an investment
                                                   management company) (2000-2003).
                                                   Formerly, Advisory Director of Berkshire
                                                   Capital Corporation (investment banking
                                                   firm) (2002-2003). Formerly, Chairman
                                                   of the Board, United Asset Management
                                                   Corporation (a holding company owning
                                                   institutional investment management
                                                   firms) and Chairman, President and
                                                   Director, UAM Funds (mutual funds)
                                                   1980-2000).

Lynn A. Stout            Trustee      Trustee of   Professor of Law, University of                   195                  None
9/14/57                                the Trust   California at Los Angeles School of Law
                                      since 1998;  (since July 2001). Formerly, Professor
                                        of the     of Law, Georgetown University Law
                                       Portfolio   Center.
                                      since 2003


                          POSITION(S)         TERM OF
                            WITH THE        OFFICE AND
   NAME AND                TRUST AND         LENGTH OF                            PRINCIPAL OCCUPATION(S)
DATE OF BIRTH            THE PORTFOLIO        SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.       President of      Since 2002     Executive Vice President of EVM, BMR, EVC and EV; Chief Investment
5/31/58                  the Trust and                     Officer of EVM and BMR and Director of EVC. Chief Executive Officer
                         Vice President                    of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar
                        of the Portfolio                   Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund
                                                           LLC (private investment companies sponsored by EVM). Officer of 59 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr.    Vice President     Since 1995     Vice President of EVM and BMR. Officer of 78 registered investment
7/28/59                   of the Trust                     companies managed by EVM or BMR.

Thomas J. Fetter         Vice President     Since 1997     Vice President of EVM and BMR. Officer of 124 registered investment
8/20/43                   of the Trust                     companies managed by EVM or BMR.

Michael R. Mach          Vice President     Since 1999     Vice President of EVM and BMR. Officer of 29 registered investment
7/15/47                   of the Trust                     companies managed by EVM or BMR.

Robert B. MacIntosh      Vice President     Since 1998     Vice President of EVM and BMR. Officer of 124 registered investment
1/22/57                   of the Trust                     companies managed by EVM or BMR.

Duncan W. Richardson     Vice President   Vice President   Senior Vice President and Chief Equity Investment Officer of EVM and
10/26/57                  of the Trust     of the Trust    BMR. Officer of 46 registered investment companies managed by EVM
                         and President      since 2001;    or BMR.
                        of the Portfolio   President of
                                           the Portfolio
                                           since 2002(2)

Walter A. Row, III       Vice President     Since 2001     Director of Equity Research and a Vice President of EVM and BMR.
7/20/57                   of the Trust                     Officer of 26 registered investment companies managed by EVM or BMR.

Judith A. Saryan         Vice President     Since 2003     Vice President of EVM and BMR. Officer of 28 registered investment
8/21/54                   of the Trust                     companies managed by EVM or BMR.

Susan Schiff             Vice President     Since 2002     Vice President of EVM and BMR. Officer of 28 registered investment
3/13/61                   of the Trust                     companies managed by EVM or BMR.

Alan R. Dynner             Secretary        Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD,
10/10/40                                                   EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

Michelle A. Green         Treasurer of     Since 2002(2)   Vice President of EVM and BMR. Chief Financial Officer of Belair
8/25/69                  the Portfolio                     Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund
                                                           LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 82 registered investment companies managed by EVM or BMR.

James L. O'Connor         Treasurer of      Since 1989     Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                     the Trust                       investment companies managed by EVM or BMR.

                             Chief
Paul M. O'Neil             Compliance       Since 2004     Vice President of EVM and BMR. Officer of 195 registered investment
7/11/53                     Officer                        companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Green served as Assistant Treasurer of the Portfolio since 1998 and Mr. Richardson served as Vice President of the Portfolio since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

EATON VANCE TAX-MANAGED GROWTH FUND 1.1
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

     This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

11096-2/05                                                             TGSRC1.1

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2004

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

[GRAPHIC IMAGE]

[GRAPHIC IMAGE]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

      For more information about Eaton Vance's Privacy Policy, please call
                                 1-800-262-1122.

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

THE FUND

PERFORMANCE FOR THE PAST YEAR

-  During the year ended December 31, 2004, Eaton Vance Tax-Managed Growth Fund
   1.2 (the Fund) Class A shares had a total return of 9.12%. This return was the result of an increase in net asset value (NAV) per share to $10.15 on December 31, 2004, from $9.35 on December 31, 2003, and the reinvestment of $0.052 per share in dividend income.(1)

- The Fund's Class B shares had a total return of 8.32% during the same period, the result of an increase in NAV per share to $9.90 on December 31, 2004, from $9.14 on December 31, 2003.(1)

- The Fund's Class C shares had a total return of 8.20% during the same period, the result of an increase in NAV per share to $9.90 on December 31, 2004, from $9.15 on December 31, 2003.(1)

- The Fund's Class I shares had a total return of 9.35% during the same period, the result of an increase in NAV per share to $10.16 on December 31, 2004, from $9.36 on December 31, 2003, and the reinvestment of $0.075 per share in dividend income.(1)

- For comparison, the S&P 500 Index - a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance - had a total return of 10.87% for the same period.(2)

- The Fund estimates that virtually all of the income declared by the Fund in calendar year 2004 will be considered qualifying dividend income, subject to taxation at long-term capital gains rates no greater than 15%.

SEE PAGES 4 AND 5 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

MANAGEMENT DISCUSSION

- Economic pressures lingered for much of 2004, but the lifting of some political uncertainty ignited a year-end market rally, helping U.S. equities lock in a second year of consecutive gains. Strength in the broader market was a function of several economic and fundamental factors: historically low interest rates, decisive election results, retreating oil prices and solid earnings growth. A wave of merger and acquisition activity provided additional support for equities, as companies across the technology, telecommunications, and health care sectors announced multi-billion dollar combinations. Although the Federal Funds rate increased to 2.25% during the year, domestic monetary policy remained accommodative.

- While the Fund's performance for the year ended December 31, 2004, was strong, returns trailed those of the S&P 500 Index.(2) Tax-Managed Growth Portfolio (the Portfolio)'s underperformance was primarily driven by weaker stock selection within some of the industries that led the market. The Portfolio remained overweighted in the outperforming consumer discretionary sector, but limited exposure to better-performing industries, such as internet and multi-line retailers, hindered returns. Health care stocks trailed the market for much of the year, and the Portfolio benefited by underweighting the sector. The Portfolio's stock selection, however, particularly within health care equipment and biotechnology industries, was negative. Another factor contributing to the Fund's underperformance versus the market was a continued underweighting of the utilities and telecom sectors, some of the best performing sectors of 2004.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WERE DEDUCTED, THE PERFORMANCE WOULD BE LOWER. CLASS I SHARES ARE SOLD AT NET ASSET VALUE AND DO NOT HAVE A SALES CHARGE.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

- During the year, we decreased the Portfolio's financial sector exposure. This shift, particularly in insurance and financial service holdings, was beneficial. Additionally, the Portfolio's de-emphasis of the technology sector helped performance, since it underperformed the broader market for much of the year.

- Energy and industrial stocks were some of the best performers of 2004. The Portfolio benefited from its continued emphasis of the industrials and energy sectors. Supply pressures and rising exploration costs, coupled with international uncertainty, kept oil prices elevated for much of the year, supporting strong price advancement of oil equipment and drilling investments. The Portfolio's exposure to air freight logistics and machinery stocks in the industrial sector, which advanced on continued earnings recovery and strong equipment demand, was beneficial to performance.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

Ten Largest Holdings*

By net assets

     General Electric Co.                      2.25%
     American International Group (1)          1.95
     Pepsico Inc.                              1.71
     Exxon Mobil Corp.                         1.67
     BP PLC Spons ADR                          1.55
     United Parcel Service, Inc.               1.52
     Morgan Stanley                            1.37
     Amgen Inc.                                1.36
     Deere & Co.                               1.30
     IBM Corp.                                 1.25

[CHART]

Common Stock Investments by Sector*

By net assets

Financials                               23.24%
Industrials                              15.44%
Consumer Discretionary                   13.06%
Consumer Staples                         12.22%
Information Technology                   12.06%
Health Care                              11.13%
Energy                                    8.36%
Telecommunications Services               2.19%
Materials                                 1.73%
Utilities                                 0.40%

* Ten Largest Holdings represented 15.93% of the Portfolio's net assets as of December 31, 2004. Holdings are subject to change due to active management.

(1) This percentage does not reflect 3,000,000 shares of American International Group (AIG) sold short at December 31, 2004. Adjusting for the short sale, AIG represented 0.92% of the Portfolio's net assets. See financial statements of the Portfolio included herein.

FUND PERFORMANCE

The line graphs and table set forth below provide information about the Fund's performance. The line graphs compare the performance of each class of the Fund with that of the S&P 500 Index, an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock market performance. The lines on the graphs represent the total returns of a hypothetical investment of $10,000 in each of Class A, Class B, Class C, Class I and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE*                                         CLASS A     CLASS B     CLASS C     CLASS I
-------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                 9.12%       8.32%       8.20%       9.35%
Life of Fund+                                            0.56       -0.26       -0.26        0.67

SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
One Year                                                 2.85%       3.32%       7.20%       9.35%
Life of Fund+                                           -0.98       -1.05       -0.26        0.67

+    Inception Dates - Class A, Class B, Class C, and Class I: 2/28/01

* THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WERE DEDUCTED, THE PERFORMANCE WOULD BE LOWER. SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC. CLASS I SHARES ARE SOLD AT NET ASSET VALUE AND DO NOT HAVE A SALES CHARGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUND 1.2 CLASS A VS. THE STANDARD & POOR'S 500 INDEX**

February 28, 2001 - December 31, 2004

                         EATON VANCE
   DATE      TAX-MANAGED GROWTH FUND 1.2 CLASS A   FUND, INCLUDING MAXIMUM SALES CHARGE     S&P 500 INDEX
 2/28/2001                                 10000                                  10000               10000
 3/31/2001                                  9360                                8821.87             9366.85
 4/30/2001                                  9970                                9396.79            10094.17
 5/31/2001                                 10080                                9500.47            10161.89
 6/30/2001                                  9850                                9283.69             9914.66
 7/31/2001                                  9750                                9189.44             9817.02
 8/31/2001                                  9280                                8746.46             9203.08
 9/30/2001                                  8510                                8020.73             8459.97
10/31/2001                                  8620                                8124.41             8621.39
11/30/2001                                  9290                                8755.89             9282.54
12/31/2001                                  9480                                8934.97             9363.91
 1/31/2002                                  9340                                8803.02             9227.33
 2/28/2002                                  9190                                8661.64             9049.35
 3/31/2002                                  9550                                9000.94             9389.73
 4/30/2002                                  9150                                8623.94             8820.71
 5/31/2002                                  9090                                8567.39             8755.95
 6/30/2002                                  8430                                7945.33             8132.49
 7/31/2002                                  7760                                7313.85             7498.71
 8/31/2002                                  7820                                 7370.4             7547.81
 9/30/2002                                  7150                                6738.93             6728.25
10/31/2002                                  7630                                7191.33             7319.88
11/30/2002                                  7970                                7511.78             7750.31
12/31/2002                                  7600                                7163.05             7295.23
 1/31/2003                                  7340                                   6918             7104.49
 2/28/2003                                  7200                                6786.05             6997.73
 3/31/2003                                  7240                                6823.75             7065.49
 4/30/2003                                  7770                                7323.28              7647.2
 5/31/2003                                  8130                                7662.58             8049.73
 6/30/2003                                  8200                                7728.56             8152.57
 7/31/2003                                  8340                                7860.51             8296.37
 8/31/2003                                  8510                                8020.73             8457.84
 9/30/2003                                  8380                                7898.21             8368.29
10/31/2003                                  8860                                8350.61             8841.45
11/30/2003                                  8980                                8463.71             8919.15
12/31/2003                               9363.16                                8824.85             9386.59
 1/31/2004                               9473.32                                8928.67             9558.84
 2/29/2004                               9643.56                                9089.12             9691.67
 3/31/2004                               9543.42                                8994.74             9545.47
 4/30/2004                               9423.25                                8881.48             9395.83
 5/31/2004                               9523.39                                8975.86             9524.51
 6/30/2004                               9663.59                                   9108             9709.66
 7/31/2004                               9313.09                                8777.66             9388.34
 8/31/2004                               9323.11                                8787.09             9426.04
 9/30/2004                               9443.28                                8900.35             9528.07
10/31/2004                               9543.42                                8994.74             9673.63
11/30/2004                               9923.95                                9353.39            10064.92
12/31/2004                                 10217                                9629.62            10407.31

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUND 1.2 CLASS B VS. THE STANDARD & POOR'S 500 INDEX**

FEBRUARY 28, 2001 - DECEMBER 31, 2004

                         EATON VANCE
   DATE      TAX-MANAGED GROWTH FUND 1.2 CLASS B   FUND, INCLUDING MAXIMUM SALES CHARGE     S&P 500 INDEX
 2/28/2001                                10,000                                  10000              10000
 3/31/2001                                 9,300                                   9300            9366.85
 4/30/2001                                 9,890                                   9890           10094.17
 5/31/2001                                10,000                                  10000           10161.89
 6/30/2001                                 9,800                                   9800            9914.66
 7/31/2001                                 9,690                                   9690            9817.02
 8/31/2001                                 9,220                                   9220            9203.08
 9/30/2001                                 8,450                                   8450            8459.97
10/31/2001                                 8,550                                   8550            8621.39
11/30/2001                                 9,210                                   9210            9282.54
12/31/2001                                 9,400                                   9400            9363.91
 1/31/2002                                 9,250                                   9250            9227.33
 2/28/2002                                 9,100                                   9100            9049.35
 3/31/2002                                 9,440                                   9440            9389.73
 4/30/2002                                 9,050                                   9050            8820.71
 5/31/2002                                 8,980                                   8980            8755.95
 6/30/2002                                 8,320                                   8320            8132.49
 7/31/2002                                 7,650                                   7650            7498.71
 8/31/2002                                 7,710                                   7710            7547.81
 9/30/2002                                 7,040                                   7040            6728.25
10/31/2002                                 7,510                                   7510            7319.88
11/30/2002                                 7,850                                   7850            7750.31
12/31/2002                                 7,470                                   7470            7295.23
 1/31/2003                                 7,220                                   7220            7104.49
 2/28/2003                                 7,070                                   7070            6997.73
 3/31/2003                                 7,100                                   7100            7065.49
 4/30/2003                                 7,620                                   7620             7647.2
 5/31/2003                                 7,980                                   7980            8049.73
 6/30/2003                                 8,030                                   8030            8152.57
 7/31/2003                                 8,170                                   8170            8296.37
 8/31/2003                                 8,330                                   8330            8457.84
 9/30/2003                                 8,200                                   8200            8368.29
10/31/2003                                 8,660                                   8660            8841.45
11/30/2003                                 8,770                                   8770            8919.15
12/31/2003                                 9,140                                   9140            9386.59
 1/31/2004                                 9,240                                   9240            9558.84
 2/29/2004                                 9,400                                   9400            9691.67
 3/31/2004                                 9,300                                   9300            9545.47
 4/30/2004                                 9,170                                   9170            9395.83
 5/31/2004                                 9,270                                   9270            9524.51
 6/30/2004                                 9,400                                   9400            9709.66
 7/31/2004                                 9,050                                   9050            9388.34
 8/31/2004                                 9,060                                   9060            9426.04
 9/30/2004                                 9,170                                   9170            9528.07
10/31/2004                                 9,260                                   9260            9673.63
11/30/2004                                 9,620                                   9620           10064.92
12/31/2004                                 9,900                                   9900           10407.31

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUND 1.2 CLASS C VS. THE STANDARD & POOR'S 500 INDEX**

FEBRUARY 28, 2001 - DECEMBER 31, 2004

                         EATON VANCE
   DATE      TAX-MANAGED GROWTH FUND 1.2 CLASS C     S&P 500 INDEX
 2/28/2001                                 10000               10000
 3/31/2001                                  9340             9366.85
 4/30/2001                                  9940            10094.17
 5/31/2001                                 10040            10161.89
 6/30/2001                                  9800             9914.66
 7/31/2001                                  9700             9817.02
 8/31/2001                                  9220             9203.08
 9/30/2001                                  8450             8459.97
10/31/2001                                  8560             8621.39
11/30/2001                                  9220             9282.54
12/31/2001                                  9400             9363.91
 1/31/2002                                  9260             9227.33
 2/28/2002                                  9100             9049.35
 3/31/2002                                  9450             9389.73
 4/30/2002                                  9060             8820.71
 5/31/2002                                  8990             8755.95
 6/30/2002                                  8330             8132.49
 7/31/2002                                  7660             7498.71
 8/31/2002                                  7720             7547.81
 9/30/2002                                  7050             6728.25
10/31/2002                                  7520             7319.88
11/30/2002                                  7850             7750.31
12/31/2002                                  7480             7295.23
 1/31/2003                                  7220             7104.49
 2/28/2003                                  7070             6997.73
 3/31/2003                                  7110             7065.49
 4/30/2003                                  7630              7647.2
 5/31/2003                                  7980             8049.73
 6/30/2003                                  8040             8152.57
 7/31/2003                                  8180             8296.37
 8/31/2003                                  8340             8457.84
 9/30/2003                                  8200             8368.29
10/31/2003                                  8670             8841.45
11/30/2003                                  8780             8919.15
12/31/2003                                  9150             9386.59
 1/31/2004                                  9250             9558.84
 2/29/2004                                  9410             9691.67
 3/31/2004                                  9310             9545.47
 4/30/2004                                  9180             9395.83
 5/31/2004                                  9280             9524.51
 6/30/2004                                  9400             9709.66
 7/31/2004                                  9060             9388.34
 8/31/2004                                  9070             9426.04
 9/30/2004                                  9180             9528.07
10/31/2004                                  9270             9673.63
11/30/2004                                  9630            10064.92
12/31/2004                                  9900            10407.31

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUND 1.2 CLASS I VS. THE STANDARD & POOR'S 500 INDEX**

FEBRUARY 28, 2001 - DECEMBER 31, 2004

[CHART]

                         EATON VANCE
   DATE      TAX-MANAGED GROWTH FUND 1.2 CLASS C     S&P 500 INDEX
 2/28/2001                                 10000               10000
 3/31/2001                                  9310             9366.85
 4/30/2001                                  9910            10094.17
 5/31/2001                                 10030            10161.89
 6/30/2001                                  9810             9914.66
 7/31/2001                                  9710             9817.02
 8/31/2001                                  9240             9203.08
 9/30/2001                                  8480             8459.97
10/31/2001                                  8590             8621.39
11/30/2001                                  9260             9282.54
12/31/2001                                  9460             9363.91
 1/31/2002                                  9320             9227.33
 2/28/2002                                  9170             9049.35
 3/31/2002                                  9530             9389.73
 4/30/2002                                  9140             8820.71
 5/31/2002                                  9080             8755.95
 6/30/2002                                  8420             8132.49
 7/31/2002                                  7750             7498.71
 8/31/2002                                  7820             7547.81
 9/30/2002                                  7140             6728.25
10/31/2002                                  7630             7319.88
11/30/2002                                  7970             7750.31
12/31/2002                                  7600             7295.23
 1/31/2003                                  7340             7104.49
 2/28/2003                                  7200             6997.73
 3/31/2003                                  7240             7065.49
 4/30/2003                                  7780              7647.2
 5/31/2003                                  8140             8049.73
 6/30/2003                                  8210             8152.57
 7/31/2003                                  8360             8296.37
 8/31/2003                                  8520             8457.84
 9/30/2003                                  8400             8368.29
10/31/2003                                  8880             8841.45
11/30/2003                                  9000             8919.15
12/31/2003                                9383.3             9386.59
 1/31/2004                               9493.57             9558.84
 2/29/2004                               9663.99             9691.67
 3/31/2004                               9573.77             9545.47
 4/30/2004                               9453.47             9395.83
 5/31/2004                               9563.75             9524.51
 6/30/2004                               9694.07             9709.66
 7/31/2004                               9353.22             9388.34
 8/31/2004                               9363.25             9426.04
 9/30/2004                               9483.55             9528.07
10/31/2004                               9593.82             9673.63
11/30/2004                               9974.77            10064.92
12/31/2004                                 10261            10407.31

** SOURCE: THOMSON FINANCIAL. CLASS A, CLASS B, CLASS C AND CLASS I OF THE FUND COMMENCED INVESTMENT OPERATIONS ON 2/28/01. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURNS DO NOT REFLECT ANY COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

"RETURN BEFORE TAXES" DOES NOT TAKE INTO CONSIDERATION SHAREHOLDER TAXES. IT IS MOST RELEVANT TO TAX-FREE OR TAX-DEFERRED SHAREHOLDER ACCOUNTS. "RETURN AFTER TAXES ON DISTRIBUTIONS" REFLECTS THE IMPACT OF FEDERAL INCOME TAXES DUE ON FUND DISTRIBUTIONS OF DIVIDENDS AND CAPITAL GAINS. IT IS MOST RELEVANT TO TAXPAYING SHAREHOLDERS WHO CONTINUE TO HOLD THEIR SHARES. "RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES" ALSO REFLECTS THE IMPACT OF TAXES ON CAPITAL GAIN OR LOSS REALIZED UPON A SALE OF SHARES. IT IS MOST RELEVANT TO TAXPAYING SHAREHOLDERS WHO SELL THEIR SHARES.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                                                      One Year   Life of Fund
Return Before Taxes                                                       9.12%          0.56%
Return After Taxes on Distributions                                       9.03%          0.53%
Return After Taxes on Distributions and Sale of Fund Shares               6.04%          0.48%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                                                      One Year   Life of Fund
Return Before Taxes                                                       2.85%         -0.98%
Return After Taxes on Distributions                                       2.77%         -1.00%
Return After Taxes on Distributions and Sale of Fund Shares               1.96%         -0.83%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                                                      One Year   Life of Fund
Return Before Taxes                                                       8.32%         -0.26%
Return After Taxes on Distributions                                       8.32%         -0.26%
Return After Taxes on Distributions and Sale of Fund Shares               5.41%         -0.22%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                                                      One Year   Life of Fund
Return Before Taxes                                                       3.32%         -1.05%
Return After Taxes on Distributions                                       3.32%         -1.05%
Return After Taxes on Distributions and Sale of Fund Shares               2.16%         -0.89%

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                                                      One Year   Life of Fund
Return Before Taxes                                                       8.20%         -0.26%
Return After Taxes on Distributions                                       8.20%         -0.26%
Return After Taxes on Distributions and Sale of Fund Shares               5.33%         -0.22%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                                                      One Year   Life of Fund
Return Before Taxes                                                       7.20%         -0.26%
Return After Taxes on Distributions                                       7.20%         -0.26%
Return After Taxes on Distributions and Sale of Fund Shares               4.68%         -0.22%

RETURNS AT NET ASSET VALUE (NAV) (CLASS I)

                                                                      One Year   Life of Fund
Return Before Taxes                                                       9.35%          0.67%
Return After Taxes on Distributions                                       9.23%          0.63%
Return After Taxes on Distributions and Sale of Fund Shares               6.24%          0.57%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS I)

                                                                      One Year   Life of Fund
Return Before Taxes                                                       9.35%          0.67%
Return After Taxes on Distributions                                       9.23%          0.63%
Return After Taxes on Distributions and Sale of Fund Shares              6.24%          0.57%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

Class A, Class B, Class C, and Class I of the Fund commenced investment operations on 2/28/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     EATON VANCE TAX-MANAGED GROWTH FUND 1.2

                                       BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                              (7/1/04)                  (12/31/04)             (7/1/04 - 12/31/04)
-----------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                    $      1,000.00           $      1,057.27               $      5.02
Class B                                    $      1,000.00           $      1,053.19               $      8.93
Class C                                    $      1,000.00           $      1,053.19               $      8.93
Class I                                    $      1,000.00           $      1,058.49               $      3.73


HYPOTHETICAL
(5% return per year before expenses)
Class A                                    $      1,000.00           $      1,020.30               $      4.93
Class B                                    $      1,000.00           $      1,016.40               $      8.77
Class C                                    $      1,000.00           $      1,016.40               $      8.77
Class I                                    $      1,000.00           $      1,021.50               $      3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.97% for Class A shares, 1.73% for Class B shares, 1.73% for Class C shares, and 0.72% for Class I shares multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS
Investment in Tax-Managed Growth Portfolio, at value
     (identified cost, $1,039,154,079)                                          $ 1,436,069,912
Receivable for Fund shares sold                                                       2,955,695
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $ 1,439,025,607
-----------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                                $     1,984,963
Payable to affiliate for distribution and service fees                                   70,426
Payable to affiliate for Trustees' fees                                                     663
Accrued expenses                                                                        351,037
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $     2,407,089
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 1,436,618,518
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                                 $ 1,163,068,782
Accumulated net realized loss from Portfolio (computed on
     the basis of identified cost)                                                 (123,390,898)
Accumulated undistributed net investment income                                          24,801
Net unrealized appreciation from Portfolio (computed on the basis of
     identified cost)                                                               396,915,833
-----------------------------------------------------------------------------------------------
TOTAL                                                                           $ 1,436,618,518
-----------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                      $   670,319,259
SHARES OUTSTANDING                                                                   66,064,224
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
     (net assets DIVIDED BY shares of beneficial interest outstanding)          $         10.15
MAXIMUM OFFERING PRICE PER SHARE
     (100 DIVIDED BY 94.25 of $10.15)                                           $         10.77

CLASS B SHARES
NET ASSETS                                                                      $   391,010,125
SHARES OUTSTANDING                                                                   39,507,390
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     (net assets DIVIDED BY shares of beneficial interest outstanding)          $          9.90

CLASS C SHARES
NET ASSETS                                                                      $   366,420,786
SHARES OUTSTANDING                                                                   36,997,818
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     (net assets DIVIDED BY shares of beneficial interest outstanding)          $          9.90

CLASS I SHARES
NET ASSETS                                                                      $     8,868,348
SHARES OUTSTANDING                                                                      872,498
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     (net assets DIVIDED BY shares of beneficial interest outstanding)          $         10.16

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME
Dividends allocated from Portfolio (net of foreign taxes, $287,425)             $    21,984,592
Interest allocated from Portfolio                                                        87,346
Expenses allocated from Portfolio                                                    (6,058,008)
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                            $    16,013,930
-----------------------------------------------------------------------------------------------

EXPENSES
Administration fees                                                             $     2,029,990
Trustees' fees and expenses                                                               2,832
Distribution and service fees
     Class A                                                                          1,552,593
     Class B                                                                          3,565,884
     Class C                                                                          3,459,773
     Class D                                                                            226,902
Transfer and dividend disbursing agent fees                                           1,295,583
Printing and postage                                                                    188,634
Registration fees                                                                        41,851
Legal and accounting services                                                            38,191
Custodian fee                                                                            37,739
Miscellaneous                                                                            72,574
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $    12,512,546
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                           $     3,501,384
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
     Investment transactions (identified cost basis)                            $   (52,670,189)
     Foreign currency transactions                                                        4,536
-----------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                               $   (52,665,653)
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                        $   164,455,530
     Securities sold short                                                           (2,019,150)
     Foreign currency                                                                     6,361
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $   162,442,741
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                $   109,777,088
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $   113,278,472
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                 YEAR ENDED         YEAR ENDED
                                                 DECEMBER 31, 2004  DECEMBER 31, 2003
INCREASE (DECREASE)
IN NET ASSETS
From operations --
   Net investment income                         $     3,501,384    $       836,552
   Net realized loss from
     investment transactions,
     securities sold short and
     foreign currency transactions                   (52,665,653)       (76,596,398)
   Net change in unrealized
     appreciation (depreciation)
     of investments, securities sold short
     and foreign currency                            162,442,741        307,255,679
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $   113,278,472    $   231,495,833
-----------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
     Class A                                     $    (3,432,135)   $      (813,307)
     Class I                                             (64,830)           (13,723)
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS              $    (3,496,965)   $      (827,030)
-----------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
     Class A                                     $   176,517,564    $   211,336,693
     Class B                                          70,949,011         67,496,220
     Class C                                          63,379,387         83,937,749
     Class D                                           2,047,307          4,144,445
     Class I                                           3,424,208          3,149,196
   Net asset value of shares issued to
     shareholders in payment of
     distributions declared
     Class A                                           2,671,766            628,787
     Class I                                              36,742              8,188
   Cost of shares redeemed
     Class A                                        (145,602,810)      (112,149,591)
     Class B                                         (52,632,597)       (39,082,429)
     Class C                                         (58,245,114)       (52,556,854)
     Class D                                         (35,393,674)        (3,676,206)
     Class I                                            (903,387)        (2,168,507)
   Net asset value of shares exchanged
     Class A                                           1,681,946                 --
     Class B                                          (1,681,946)                --
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                       $    26,248,403    $   161,067,691
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                       $   136,029,910    $   391,736,494
-----------------------------------------------------------------------------------

NET ASSETS
At beginning of year                             $ 1,300,588,608    $   908,852,114
-----------------------------------------------------------------------------------
AT END OF YEAR                                   $ 1,436,618,518    $ 1,300,588,608
-----------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
INCOME INCLUDED IN NET ASSETS
AT END OF YEAR                                   $        24,801    $         9,499
-----------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                      CLASS A
                                                        -----------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------     PERIOD ENDED
                                                            2004             2003             2002         DECEMBER 31, 2001(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.350     $      7.600     $      9.480          $     10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(2)                                $      0.063     $      0.040     $      0.027          $      0.005
Net realized and unrealized gain (loss)                        0.789            1.723           (1.907)               (0.525)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      0.852     $      1.763     $     (1.880)         $     (0.520)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $     (0.052)    $     (0.013)    $         --          $         --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.052)    $     (0.013)    $         --          $         --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.150     $      9.350     $      7.600          $      9.480
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 9.12%           23.20%          (19.83)%               (5.20)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                 $    670,319     $    583,971     $    379,172          $    228,610
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                                  0.97%            1.01%            1.01%                 1.03%(5)
   Expenses after custodian fee reduction(4)                    0.97%              --               --                    --
   Net investment income                                        0.66%            0.49%            0.32%                 0.06%(5)
Portfolio Turnover of the Portfolio                                3%              15%              23%                   18%

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows: Ratios
   (As a percentage of average daily net assets):

   Expenses(4)                                                  0.97%              --               --                    --
   Expenses after custodian fee reduction(4)                    0.97%              --               --                    --
   Net investment income                                        0.66%              --               --                    --
Net investment income per share                         $      0.063               --               --                    --

(1) For the period from the start of business, February 28, 2001 to December 31, 2001.
(2) Net investment income per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                      CLASS B
                                                        -----------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------     PERIOD ENDED
                                                            2004             2003             2002         DECEMBER 31, 2001(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.140     $      7.470     $      9.400          $     10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(2)                                  $     (0.008)    $     (0.021)    $     (0.037)         $     (0.053)
Net realized and unrealized gain (loss)                        0.768            1.691           (1.893)               (0.547)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      0.760     $      1.670     $     (1.930)         $     (0.600)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.900     $      9.140     $      7.470          $      9.400
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 8.32%           22.36%          (20.53)%               (6.00)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                 $    391,010     $    344,432     $    255,721          $    203,917
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.72%            1.77%            1.76%                 1.77%(5)
   Expenses after custodian fee reduction(4)                    1.72%              --               --                    --
   Net investment loss                                         (0.09)%          (0.26)%          (0.44)%               (0.68)%(5)
Portfolio Turnover of the Portfolio                                3%              15%              23%                   18%

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment loss per share would have been as follows: Ratios
   (As a percentage of average daily net assets):

   Expenses(4)                                                  1.72%              --               --                    --
   Expenses after custodian fee reduction(4)                    1.72%              --               --                    --
   Net investment loss                                         (0.09)%             --               --                    --
Net investment loss per share                           $     (0.008)              --               --                    --

(1) For the period from the start of business, February 28, 2001 to December 31, 2001.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                      CLASS C
                                                        -----------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------     PERIOD ENDED
                                                            2004             2003             2002         DECEMBER 31, 2001(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.150     $      7.480     $      9.400          $     10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(2)                                  $     (0.008)    $     (0.020)    $     (0.036)         $     (0.053)
Net realized and unrealized gain (loss)                        0.758            1.690           (1.884)               (0.547)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      0.750     $      1.670     $     (1.920)         $     (0.600)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $      9.900     $      9.150     $      7.480          $      9.400
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 8.20%           22.33%          (20.43)%               (6.00)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                 $    366,421     $    333,398     $    243,633          $    183,831
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.72%            1.76%            1.76%                 1.77%(5)
   Expenses after custodian fee reduction(4)                    1.72%              --               --                    --
   Net investment loss                                         (0.09)%          (0.25)%          (0.44)%               (0.68)%(5)
Portfolio Turnover of the Portfolio                                3%              15%              23%                   18%

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment loss per share would have been as follows: Ratios
   (As a percentage of average daily net assets):

   Expenses(4)                                                  1.72%              --               --                    --
   Expenses after custodian fee reduction(4)                    1.72%              --               --                    --
   Net investment loss                                         (0.09)%             --               --                    --
Net investment loss per share                           $     (0.008)              --               --                    --

(1) For the period from the start of business, February 28, 2001 to December 31, 2001.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                      CLASS I
                                                        -----------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------     PERIOD ENDED
                                                            2004             2003             2002         DECEMBER 31, 2001(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.360     $      7.600     $      9.460          $     10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(2)                                $      0.090     $      0.060     $      0.052          $      0.028
Net realized and unrealized gain (loss)                        0.785            1.723           (1.912)               (0.568)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      0.875     $      1.783     $     (1.860)         $     (0.540)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                              $     (0.075)    $     (0.023)    $         --          $         --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $     (0.075)    $     (0.023)    $         --          $         --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                          $     10.160     $      9.360     $      7.600          $      9.460
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 9.35%           23.46%          (19.66)%               (5.40)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                 $      8,868     $      5,664     $      3,604          $        661
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.72%            0.77%            0.74%                 0.78%(5)
   Expenses after custodian fee reduction(4)                    0.72%              --               --                    --
   Net investment income                                        0.94%            0.74%            0.64%                 0.37%(5)
Portfolio Turnover of the Portfolio                                3%              15%              23%                   18%

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows: Ratios
   (As a percentage of average daily net assets):

   Expenses(4)                                                  0.72%              --               --                    --
   Expenses after custodian fee reduction(4)                    0.72%              --               --                    --
   Net investment income                                        0.94%              --               --                    --
Net investment income per share                         $      0.090               --               --                    --

(1) For the period from the start of business, February 28, 2001 to December 31, 2001.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for eight years will automatically convert to Class A shares. The Fund previously offered Class D shares. Such offerings were discontinued during the year ended December 31, 2004. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.5% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $65,234,643 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2011 ($20,145,448), December 31, 2010 ($37,423,338) and December
31, 2009, ($7,665,857).

E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as a custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

During the year ended December 31, 2004, accumulated paid-in capital was decreased by $84,349,250, net investment income was increased by $10,883, and accumulated net realized loss was decreased by $84,338,367 primarily due to differences between book and tax accounting treatment of foreign currency gain
(loss) and redemptions in-kind. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards                           $   (65,234,643)
Unrealized appreciation                              $   338,759,578
Accumulated undistributed net investment income      $        24,801

3  SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          YEAR ENDED DECEMBER 31,
                                       -----------------------------
CLASS A                                    2004              2003
--------------------------------------------------------------------
Sales                                   18,476,917        26,462,676
Issued to shareholders electing to
   receive payments of distributions
   in Fund shares                          265,057            68,124
Redemptions                            (15,334,050)      (13,961,192)
Exchanges from Class B shares              179,465                --
--------------------------------------------------------------------
NET INCREASE                             3,587,389        12,569,608
--------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                       -----------------------------
CLASS B                                    2004              2003
--------------------------------------------------------------------
Sales                                    7,660,142         8,441,592
Redemptions                             (5,665,272)       (4,967,412)
Exchanges to Class A shares               (181,098)               --
--------------------------------------------------------------------
NET INCREASE                             1,813,772         3,474,180
--------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                       -----------------------------
CLASS C                                    2004              2003
--------------------------------------------------------------------
Sales                                    6,815,635        10,497,388
Redemptions                             (6,274,624)       (6,619,062)
--------------------------------------------------------------------
NET INCREASE                               541,011         3,878,326
--------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                       -----------------------------
CLASS D                                  2004(1)             2003
--------------------------------------------------------------------
Sales                                      220,509           516,522
Redemptions                             (3,842,248)         (467,088)
--------------------------------------------------------------------
NET INCREASE (DECREASE)                 (3,621,739)           49,434
--------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,
                                       -----------------------------
CLASS I                                    2004              2003
--------------------------------------------------------------------
Sales                                      357,630           389,626
Issued to shareholders electing to
   receive payments of distributions
   in Fund shares                            3,638               886
Redemptions                                (93,797)         (259,888)
--------------------------------------------------------------------
NET INCREASE                               267,471           130,624
--------------------------------------------------------------------

(1) Offerings of Class D shares were discontinued during the year ended December 31, 2004 (See Note 1).

4  TRANSACTIONS WITH AFFILIATES

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended December 31, 2004, the administration fee amounted to $2,029,990. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2004, EVM earned $121,012 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee, earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $336,083 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2004.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLAN

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). A similar plan in effect for Class D shares (Class D
Plan) was terminated by the Trustees during the year ended December 31, 2004. The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,674,413, $2,594,830 and $170,176 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the year ended December 31, 2004, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares. At December 31, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $19,746,000 and $25,156,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in the amounts of 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended December 31, 2004 amounted to $1,552,593, $891,471, $864,943 and $56,726 for Class A, Class B, Class C and Class D shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of the purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs pertaining to Class B, Class C and Class D shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSCs assessed on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $6,000, $1,230,000, $45,000 and $161,000 of CDSC paid by shareholders for Class A, Class B, Class C, and Class D shares, respectively, for the year ended December 31, 2004.

7  INVESTMENT TRANSACTIONS

Increases and decreases in the Fund's investment in the Portfolio aggregated $316,902,156 and $309,637,462, respectively, for the year ended December 31, 2004.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS
TRUST AND SHAREHOLDERS OF EATON VANCE
TAX-MANAGED GROWTH FUND 1.2:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) (one of the series constituting Eaton Vance Mutual Funds Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, February 28, 2001 to December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Growth Fund 1.2 at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from the start of business, February 28, 2001 to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 as of December 31, 2004
FEDERAL TAX INFORMATION (UNAUDITED)


The Form 1099-DIV you received in January 2005 showed the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately 100%, the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

DIVIDENDS RECEIVED DEDUCTION. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualified under tax law. For the Fund's fiscal 2004 ordinary income dividends, 100% qualified for the corporate dividends received deduction.

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.8%

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.8%
Boeing Company (The)                                                                  796,801    $     41,250,388
General Dynamics                                                                      735,000          76,881,000
Honeywell International, Inc.                                                         277,798           9,836,827
Northrop Grumman Corp.                                                              3,497,103         190,102,519
Raytheon Company                                                                      340,663          13,227,944
Rockwell Collins, Inc.                                                                190,614           7,517,816
Teledyne Technologies Incorporated(1)                                                   6,117             180,023
United Technologies Corp.                                                           1,897,601         196,117,063
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    535,113,580
-----------------------------------------------------------------------------------------------------------------

AIR FREIGHT AND LOGISTICS -- 2.9%
FedEx Corporation                                                                   2,106,578    $    207,476,867
Robinson (C.H.) Worldwide, Inc.                                                     1,098,233          60,973,896
United Parcel Service, Inc. Class B                                                 3,401,734         290,712,188
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    559,162,951
-----------------------------------------------------------------------------------------------------------------

AIRLINES -- 0.0%
Southwest Airlines, Inc.                                                              294,642    $      4,796,772
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $      4,796,772
-----------------------------------------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%
ArvinMeritor, Inc.                                                                      8,000    $        178,960
Borg-Warner Automotive, Inc.                                                          381,499          20,665,801
Dana Corp.                                                                             25,000             433,250
Delphi Automotive Systems Corp.                                                         6,199              55,915
Johnson Controls, Inc.                                                                234,164          14,855,364
Visteon Corp.                                                                           9,828              96,020
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     36,285,310
-----------------------------------------------------------------------------------------------------------------

AUTOMOBILES -- 0.1%
DaimlerChrysler AG                                                                      7,000    $        336,350
Ford Motor Co.                                                                        145,050           2,123,532
General Motors Corp.                                                                   13,492             540,490
Harley-Davidson, Inc.                                                                 140,700           8,547,525
Honda Motor Co. Ltd. ADR                                                               20,000             521,200
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     12,069,097
-----------------------------------------------------------------------------------------------------------------

BEVERAGES -- 4.0%
Anheuser-Busch Companies, Inc.                                                      4,421,625    $    224,309,036
Brown-Forman Corp. Class A                                                            547,732          27,802,876
Brown-Forman Corp. Class B                                                             45,820    $      2,230,518
Coca-Cola Company (The)                                                             3,442,924         143,328,926
Coca-Cola Enterprises, Inc.                                                         1,756,930          36,631,991
PepsiCo., Inc.                                                                      6,267,913         327,185,059
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    761,488,406
-----------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.7%
Amgen, Inc.(1)                                                                      4,060,747    $    260,496,920
Applera Corp. - Celera Genomics Group(1)                                               26,000             357,500
Biogen Idec Inc.(1)                                                                    11,200             746,032
Genzyme Corp. - General Division(1)                                                   564,926          32,805,253
Gilead Sciences, Inc.(1)                                                              115,482           4,040,715
Incyte Pharmaceuticals, Inc.(1)                                                        14,294             142,797
Invitrogen Corp.(1)                                                                   429,910          28,859,858
Vertex Pharmaceuticals, Inc.(1)                                                        13,000             137,410
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    327,586,485
-----------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%
American Standard Companies, Inc.(1)                                                  977,738    $     40,400,134
Masco Corporation                                                                   4,157,854         151,886,407
Water Pik Technologies(1)                                                               2,141              37,960
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    192,324,501
-----------------------------------------------------------------------------------------------------------------

CAPITAL MARKETS -- 4.1%
Affiliated Managers Group(1)                                                           20,520    $      1,390,025
Bank of New York Co., Inc. (The)                                                      402,028          13,435,776
Bear Stearns Companies, Inc.                                                           88,001           9,003,382
Credit Suisse Group(1)                                                                155,136           6,521,607
Federated Investors, Inc.                                                           1,666,768          50,669,747
Franklin Resources, Inc.                                                            1,462,116         101,836,379
Goldman Sachs Group, Inc.                                                             832,738          86,638,062
Investors Financial Services Corp.                                                    453,428          22,662,331
Knight Trading Group, Inc.(1)                                                       1,750,000          19,162,500
Legg Mason, Inc.                                                                       26,461           1,938,533
Lehman Brothers Holdings, Inc.                                                         99,493           8,703,648
Mellon Financial Corporation                                                          221,912           6,903,682
Merrill Lynch & Co., Inc.                                                           2,108,147         126,003,946
Morgan Stanley Dean Witter & Co.                                                    4,737,998         263,053,649
Northern Trust Corp.                                                                  368,571          17,905,179
Nuveen Investments Class A                                                            150,000           5,920,500
Piper Jaffray Companies, Inc.(1)                                                       41,059           1,968,779
Price (T. Rowe) Group, Inc.                                                           191,743          11,926,415

                        See notes to financial statements

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)
Raymond James Financial, Inc.                                                         147,337    $      4,564,500
Schwab (Charles) & Co.                                                                857,261          10,252,842
State Street Corp.                                                                    131,670           6,467,630
UBS AG                                                                                 63,392           5,314,785
Waddell & Reed Financial, Inc., Class A                                               340,438           8,133,064
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    790,376,961
-----------------------------------------------------------------------------------------------------------------

CHEMICALS -- 1.0%
Airgas, Inc.                                                                          353,715    $      9,376,985
Arch Chemicals, Inc.                                                                    4,950             142,461
Bayer AG ADR                                                                           40,000           1,359,200
Dow Chemical Co. (The)                                                                247,183          12,238,030
DuPont (E.I.) de Nemours & Co.                                                      1,328,903          65,182,692
Ecolab, Inc.                                                                          258,423           9,078,400
MacDermid, Inc.                                                                        61,937           2,235,926
Monsanto Company                                                                       19,181           1,065,505
Olin Corp.                                                                              9,900             217,998
PPG Industries, Inc.                                                                   23,542           1,604,623
Rohm and Haas, Co.                                                                      2,601             115,042
RPM, Inc.                                                                              70,138           1,378,913
Sigma-Aldrich Corp.                                                                   630,897          38,144,033
Solutia Inc.(1)                                                                        20,293              23,743
Valspar Corp.                                                                         818,316          40,923,983
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    183,087,534
-----------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.6%
AmSouth Bancorporation                                                                626,715    $     16,231,919
Associated Banc-Corp                                                                1,061,378          35,248,363
Bank of America Corporation                                                         4,845,034         227,668,148
Bank of Hawaii Corp.                                                                   69,735           3,538,354
Bank of Montreal                                                                      267,204          12,863,201
Banknorth Group, Inc.                                                                  10,000             366,000
BB&T Corp.                                                                          1,826,737          76,814,291
Canadian Imperial Bank of Commerce                                                    100,000           6,026,000
City National Corp.                                                                   273,260          19,305,819
Colonial Bancgroup, Inc. (The)                                                        253,936           5,391,061
Comerica, Inc.                                                                        331,589          20,233,561
Commerce Bancshares, Inc.                                                             155,154           7,788,731
Compass Bancshares, Inc.                                                              301,339          14,666,169
Fifth Third Bancorp                                                                 1,355,381          64,082,414
First Citizens BancShares, Inc.                                                        30,600           4,536,450
First Financial Bancorp                                                                47,933             838,828
First Horizon National Corp.                                                          155,551    $      6,705,804
First Midwest Bancorp, Inc.                                                           815,329          29,588,289
Hibernia Corp. Class A                                                                187,345           5,528,551
HSBC Holdings PLC ADR                                                                 592,965          50,485,040
Huntington Bancshares, Inc.                                                           586,532          14,534,263
Keycorp                                                                               625,951          21,219,739
M&T Bank Corp.                                                                         47,419           5,113,665
Marshall & Ilsley Corp.                                                               629,932          27,842,994
National City Corp.                                                                 1,677,060          62,973,603
North Fork Bancorporation, Inc.                                                     1,785,892          51,522,984
PNC Bank Corp.                                                                        156,003           8,960,812
Popular, Inc.                                                                           1,432              41,285
Regions Financial Corp.                                                             2,282,030          81,217,448
Royal Bank of Canada                                                                  349,353          18,669,424
Royal Bank of Scotland Group PLC                                                       50,837           1,707,348
S&T Bancorp, Inc.                                                                     100,000           3,769,000
Societe Generale                                                                      809,647          81,960,387
Southwest Bancorporation of Texas, Inc.                                             1,255,140          29,232,211
SunTrust Banks, Inc.                                                                1,307,505          96,598,469
Synovus Financial Corp.                                                             1,345,581          38,456,705
TCF Financial Corporation                                                              72,500           2,330,150
U.S. Bancorp                                                                        5,276,270         165,252,776
Valley National Bancorp                                                               164,652           4,552,628
Wachovia Corp.                                                                      2,239,760         117,811,376
Wells Fargo & Company                                                               2,391,184         148,612,086
Westamerica Bancorporation                                                            268,474          15,654,719
Whitney Holding Corp.                                                                 347,200          15,620,528
Zions Bancorporation                                                                  250,076          17,012,670
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $  1,638,574,263
-----------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 2.0%
Allied Waste Industries, Inc.(1)                                                    1,674,390    $     15,538,339
Apollo Group, Inc. Class A(1)                                                          18,411           1,485,952
Avery Dennison Corp.                                                                1,157,598          69,421,152
Banta Corp.                                                                            42,341           1,895,183
Block (H&R), Inc.                                                                     732,354          35,885,346
Cendant Corp.                                                                         549,359          12,844,013
Century Business Services, Inc.(1)                                                    185,000             806,600
Cintas Corp.                                                                        1,399,270          61,371,982
Consolidated Graphics, Inc.(1)                                                         70,215           3,222,869
Deluxe Corporation                                                                     32,000           1,194,560
Donnelley (R.R.) & Sons Co.                                                            91,260           3,220,565
Equifax, Inc.                                                                          80,000           2,248,000

                        See notes to financial statements

SECURITY                                                                      SHARES             VALUE
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES (CONTINUED)
Gevity HR, Inc.                                                                        78,125    $     1,606,250
HNI Corp.                                                                           1,470,565         63,307,823
Hudson Highland Group, Inc.(1)                                                         11,581            333,533
Ikon Office Solutions, Inc.                                                            83,040            959,942
Imagistics International Inc.(1)                                                          809             27,231
Laureate Education Inc.(1)                                                            520,213         22,936,191
Manpower, Inc.                                                                          2,000             96,600
Miller (Herman) Inc.                                                                  541,800         14,969,934
Monster Worldwide Inc.(1)                                                             154,426          5,194,891
Navigant Consulting, Inc.(1)                                                          463,017         12,316,252
Pitney Bowes, Inc.                                                                     42,343          1,959,634
School Specialty Corp.(1)                                                              49,197          1,897,036
ServiceMaster Co.                                                                   1,224,880         16,891,095
Steelcase Inc.                                                                        123,000          1,702,320
Waste Management, Inc.                                                              1,145,998         34,311,180
----------------------------------------------------------------------------------------------------------------
                                                                                                 $   387,644,473
----------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.2%
3Com Corp.(1)                                                                         873,949    $     3,644,367
ADC Telecommunications, Inc.(1)                                                       301,164            807,119
Alcatel S.A. ADR(1)                                                                    43,728            683,469
Avaya, Inc.(1)                                                                         56,571            973,021
Ciena Corp.(1)                                                                        380,378          1,270,463
Cisco Systems, Inc.(1)                                                              4,475,139         86,370,183
Comverse Technology, Inc.(1)                                                          375,922          9,191,293
Corning, Inc.(1)                                                                    3,645,380         42,906,123
Enterasys Networks, Inc.(1)                                                            55,945            100,701
JDS Uniphase Corp.(1)                                                                  52,451            166,270
Lucent Technologies, Inc.(1)                                                          555,464          2,088,545
Motorola, Inc.                                                                        980,426         16,863,327
Nokia Corp., Class A, ADR                                                           2,050,478         32,130,990
Nortel Networks Corp.(1)                                                            1,135,030          3,961,255
Qualcomm, Inc.                                                                        758,638         32,166,251
Riverstone Networks, Inc.(1)                                                           28,706             30,572
Tellabs, Inc.(1)                                                                      110,405            948,379
----------------------------------------------------------------------------------------------------------------
                                                                                                 $   234,302,328
----------------------------------------------------------------------------------------------------------------

COMPUTERS AND PERIPHERALS -- 3.4%
Dell Inc.(1)                                                                        4,460,429    $   187,962,478
EMC Corp.(1)                                                                        1,388,652         20,649,255
Gateway, Inc.(1)                                                                       95,621            574,682
Hewlett-Packard Co.                                                                 1,094,183         22,945,018
International Business Machines Corp.                                               2,426,216    $   239,176,373
Lexmark International Group, Inc.(1)                                                1,804,885        153,415,225
McData Corp., Class A(1)                                                               17,982            107,173
Network Appliance, Inc.(1)                                                            488,000         16,211,360
Palmone, Inc.(1)                                                                       65,230          2,058,007
Sun Microsystems, Inc.(1)                                                             366,670          1,972,685
----------------------------------------------------------------------------------------------------------------
                                                                                                 $   645,072,256
----------------------------------------------------------------------------------------------------------------

CONSTRUCTION AND ENGINEERING -- 0.1%
Dycom Industries, Inc.(1)                                                             149,711    $     4,569,180
Jacobs Engineering Group, Inc.(1)                                                     229,985         10,990,983
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    15,560,163
----------------------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.1%
CRH plc                                                                               329,450    $     8,812,801
Vulcan Materials Company                                                              184,512         10,076,200
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    18,889,001
----------------------------------------------------------------------------------------------------------------

CONSUMER FINANCE -- 1.2%
American Express Co.                                                                  772,583    $    43,550,504
Capital One Financial Corp.                                                         1,411,152        118,833,110
MBNA Corporation                                                                      456,002         12,854,696
Providian Financial Corp.(1)                                                          457,296          7,531,665
SLM Corp.                                                                             905,499         48,344,592
----------------------------------------------------------------------------------------------------------------
                                                                                                 $   231,114,567
----------------------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%
Bemis Co.                                                                             295,186    $     8,586,961
Caraustar Industries, Inc.(1)                                                         167,599          2,819,015
Sealed Air Corp.(1)                                                                    37,014          1,971,736
Sonoco Products Co.                                                                   160,690          4,764,459
Temple-Inland, Inc.                                                                    57,962          3,964,601
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    22,106,772
----------------------------------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.1%
Genuine Parts Company                                                                 323,060    $    14,234,024
----------------------------------------------------------------------------------------------------------------
                                                                                                 $    14,234,024
----------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.7%
Citigroup Inc.                                                                      4,110,278    $   198,033,194
Finova Group, Inc.(1)                                                                 175,587             28,094

                        See notes to financial statements

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
ING groep, N.V. ADR                                                                   257,281    $      7,782,750
Moody's Corp.                                                                          67,543           5,866,110
Morgan (J.P.) Chase & Co.                                                           2,952,221         115,166,141
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    326,876,289
-----------------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
Alltel Corp.                                                                        1,632,558    $     95,929,108
AT&T Corp.                                                                            495,955           9,452,902
BCE, Inc.                                                                           3,400,000          82,042,000
BellSouth Corp.                                                                       455,705          12,664,042
Cincinnati Bell Inc.(1)                                                               169,013             701,404
Citizens Communications Co.                                                            13,568             187,103
Deutsche Telekom AG(1)                                                              2,006,790          45,513,997
McLeodUSA(1)                                                                           21,974              15,821
PTEK Holdings, Inc.(1)                                                                 28,000             299,880
Qwest Communications International, Inc.(1)                                            59,924             266,063
RSL Communications Ltd.(1)(2)                                                         247,161                   0
SBC Communications, Inc.                                                            1,464,924          37,751,091
Sprint Corp. - FON Group                                                              101,903           2,532,290
Talk America Holdings, Inc.(1)                                                          9,703              64,234
Telefonos de Mexico ADR                                                             2,000,000          76,640,000
Verizon Communications                                                              1,050,565          42,558,388
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    406,618,323
-----------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.3%
Ameren Corp.                                                                            5,000    $        250,700
American Electric Power, Inc.                                                             960              32,966
Exelon Corp.                                                                        1,002,000          44,158,140
PG&E Corp.(1)                                                                          47,705           1,587,622
Southern Co. (The)                                                                     65,985           2,211,817
TECO Energy, Inc.                                                                      34,145             523,784
TXU Corp.                                                                             250,196          16,152,654
Wisconsin Energy Corp.                                                                  9,576             322,807
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     65,240,490
-----------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp.                                                        34,704    $        742,666
Baldor Electric Co.                                                                   149,060           4,103,622
Emerson Electric Co.                                                                1,111,539          77,918,884
Rockwell International Corp.                                                          156,699           7,764,435
Roper Industries, Inc.                                                                 23,122           1,405,124
Thomas & Betts Corp.(1)                                                               114,600           3,523,950
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     95,458,681
-----------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.7%
Agilent Technologies, Inc.(1)                                                         569,891    $     13,734,373
Arrow Electronics, Inc.(1)                                                              8,750             212,625
Dionex Corp.(1)                                                                       139,750           7,919,633
Flextronics International Ltd.(1)                                                     293,053           4,049,992
Jabil Circuit, Inc.(1)                                                              2,127,971          54,433,498
Molex, Inc., Class A                                                                   65,367           1,742,031
National Instruments Corp.                                                            735,687          20,047,471
PerkinElmer, Inc.                                                                     254,526           5,724,290
Plexus Corp.(1)                                                                       158,108           2,056,985
Sanmina Corp.(1)                                                                    1,140,602           9,660,899
Solectron Corporation(1)                                                            1,752,794           9,342,392
X-Rite Incorporated                                                                   288,000           4,610,880
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    133,535,069
-----------------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.7%
Baker Hughes, Inc.                                                                    457,426    $     19,518,367
Core Laboratories N.V.(1)                                                              31,290             730,622
Grant Prideco, Inc.(1)                                                                 35,444             710,652
Halliburton Company                                                                   990,930          38,884,093
National-Oilwell, Inc.(1)                                                             514,062          18,141,248
Schlumberger Ltd.                                                                     567,476          37,992,518
Smith International, Inc.(1)                                                          140,000           7,617,400
Transocean Sedco Forex, Inc.(1)                                                       106,247           4,503,810
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    128,098,710
-----------------------------------------------------------------------------------------------------------------

FOOD AND STAPLES RETAILING -- 2.2%
Albertson's, Inc.                                                                   1,022,529    $     24,417,993
Casey's General Stores, Inc.                                                           89,966           1,632,883
Costco Wholesale Corp.                                                                927,132          44,882,460
CVS Corp.                                                                             132,268           5,961,319
Kroger Co. (The)(1)                                                                 1,357,551          23,811,445
Safeway, Inc.(1)                                                                    1,649,342          32,558,011
Sysco Corp.(2)(3)                                                                      30,000           1,143,381
Sysco Corp.                                                                         1,749,792          66,789,561
Sysco Corp.(2)(3)                                                                      25,000             953,892
Walgreen Co.                                                                          800,825          30,727,655
Wal-Mart Stores, Inc.                                                               3,481,821         183,909,785
Winn-Dixie Stores, Inc.                                                               204,622             931,030
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    417,719,415
-----------------------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.8%
7Archer-Daniels-Midland Co.                                                          1,143,641   $     25,514,631

                        See notes to financial statements

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS (CONTINUED)
Campbell Soup Co.                                                                   1,242,265    $     37,131,301
Conagra Inc.                                                                        1,657,734          48,820,266
Dean Foods Co.(1)                                                                     443,988          14,629,405
Del Monte Foods, Co.(1)                                                                99,492           1,096,402
General Mills, Inc.                                                                   186,227           9,257,344
Heinz (H.J.) Co.                                                                      292,208          11,393,190
Hershey Foods Corp.                                                                   507,333          28,177,275
JM Smucker Co.                                                                         12,365             582,021
Kellogg Co.                                                                            59,640           2,663,522
Kraft Foods, Inc.                                                                         465              16,559
McCormick & Co., Inc.                                                                   1,624              62,686
Nestle SA                                                                             275,000          71,773,953
Sara Lee Corp.                                                                      3,789,758          91,484,758
Smithfield Foods, Inc.(1)                                                           4,207,530         124,500,813
Tyson Foods, Inc.                                                                     315,272           5,801,005
Wrigley (Wm.) Jr. Company Class A                                                     902,761          62,462,034
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    535,367,165
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.4%
Advanced Medical Optics(1)                                                              3,558    $        146,376
Bausch & Lomb, Inc.                                                                    29,250           1,885,455
Baxter International, Inc.                                                            221,749           7,659,210
Becton & Dickinson and Co.                                                             64,173           3,645,026
Biomet, Inc.                                                                          419,890          18,219,027
Boston Scientific Corporation(1)                                                    1,110,370          39,473,654
Dentsply International, Inc.                                                           10,928             614,154
Edwards Lifesciences Corp.(1)                                                          10,353             427,165
Guidant Corp.                                                                          74,638           5,381,400
Hillenbrand Industries, Inc.                                                          586,943          32,598,814
Hospira, Inc.(1)                                                                      246,711           8,264,819
Lumenis Ltd.(1)                                                                       100,000             193,500
Medtronic, Inc.                                                                     2,312,831         114,878,316
St. Jude Medical, Inc.(1)                                                              48,028           2,013,814
Steris Corp.(1)                                                                         8,125             192,725
Stryker Corp.                                                                          36,741           1,772,753
VISX, Inc.(1)                                                                          50,000           1,293,500
Waters Corp.(1)                                                                       165,841           7,759,700
Zimmer Holdings, Inc.(1)                                                              285,489          22,873,379
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    269,292,787
-----------------------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS AND SERVICES -- 1.9%
AmerisourceBergen Corp.                                                               141,513    $      8,303,983
Andrx Group(1)                                                                        180,170    $      3,933,111
Beverly Enterprises, Inc.(1)                                                          357,143           3,267,858
Cardinal Health, Inc.                                                               1,840,995         107,053,859
Caremark Rx, Inc.(1)                                                                  701,471          27,659,002
Cigna Corp.                                                                            11,836             965,463
Express Scripts, Inc.(1)                                                               26,658           2,037,738
HCA Inc.                                                                                  140               5,594
Health Management Associates, Inc., Class A                                           856,502          19,459,725
IDX Systems Corp.(1)                                                                   60,000           2,067,600
IMS Health, Inc.                                                                      280,530           6,511,101
McKesson HBOC, Inc.                                                                     2,631              82,771
Medco Health Solutions, Inc.(1)                                                       170,891           7,109,066
Parexel International Corp.(1)                                                         27,837             565,091
Renal Care Group, Inc.(1)                                                             480,046          17,276,856
Schein (Henry), Corp.(1)                                                            1,188,477          82,765,538
Service Corp. International(1)                                                        142,389           1,060,798
Stewart Enterprises, Inc.(1)                                                          114,000             796,860
Sunrise Assisted Living, Inc.(1)                                                      144,000           6,675,840
Tenet Healthcare Corp.(1)                                                               3,961              43,492
UnitedHealth Group, Inc.                                                              201,976          17,779,947
Ventiv Health, Inc.(1)                                                                160,833           3,268,127
WellPoint Inc.(1)                                                                     404,000          46,460,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    365,149,420
-----------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS AND LEISURE -- 1.9%
Brinker International, Inc.(1)                                                        304,144    $     10,666,330
Carnival Corporation                                                                  565,071          32,565,042
CBRL Group, Inc.                                                                       62,047           2,596,667
Darden Restaurants Inc.                                                               184,714           5,123,966
Evans (Bob) Farms, Inc.                                                                51,662           1,350,445
Gaylord Entertainment Co.(1)                                                          428,482          17,794,857
International Game Technology                                                         400,000          13,752,000
International Speedway Corporation                                                    118,344           6,248,563
Jack in the Box, Inc.(1)                                                              500,000          18,435,000
Lone Star Steakhouse & Saloon, Inc.                                                   145,981           4,087,468
Marriott International, Inc.                                                          288,169          18,148,884
McDonald's Corp.                                                                      690,866          22,149,164
MGM Grand, Inc.(1)                                                                     94,445           6,869,929
Navigant International, Inc.(1)                                                        44,278             538,863
Outback Steakhouse, Inc.                                                            1,641,207          75,134,456
Papa John's International, Inc.(1)                                                    195,330           6,727,165
Royal Caribbean Cruises Ltd.                                                          500,000          27,220,000
Sonic Corp.(1)                                                                        159,765           4,872,833

                        See notes to financial statements

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE (CONTINUED)
Starbucks Corp.(1)                                                                  1,229,375    $     76,663,825
Yum! Brands, Inc.                                                                     236,779          11,171,233
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    362,116,690
-----------------------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.6%
Blyth Industries, Inc.                                                                708,382    $     20,939,772
D.R. Horton Inc.                                                                      468,942          18,903,052
Department 56, Inc.(1)                                                                255,162           4,248,447
Fortune Brands Inc.                                                                   128,148           9,890,463
Helen of Troy Ltd.(1)                                                                  20,000             672,200
Interface, Inc. Class A(1)                                                             75,467             752,406
Leggett & Platt, Inc.                                                               1,813,805          51,566,476
Maytag Corp.                                                                           27,073             571,240
Newell Rubbermaid, Inc.                                                               374,251           9,053,132
Snap-On, Inc.                                                                          42,453           1,458,685
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    118,055,873
-----------------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.7%
Clorox Co. (The)                                                                       53,688    $      3,163,834
Colgate-Palmolive Co.                                                                 699,356          35,779,053
Energizer Holdings(1)                                                                 168,981           8,396,666
Kimberly-Clark Corp.                                                                1,476,156          97,145,826
Procter & Gamble Co.                                                                3,229,777         177,896,117
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    322,381,496
-----------------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.9%
3M Co.                                                                                697,787    $     57,267,379
General Electric Co.                                                               11,805,529         430,901,809
Teleflex, Inc.                                                                         33,700           1,750,378
Tyco International Ltd.                                                             2,017,132          72,092,298
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    562,011,864
-----------------------------------------------------------------------------------------------------------------

INSURANCE -- 5.9%
21st Century Insurance Group                                                           70,700    $        961,520
Aegon N.V. ADR                                                                      5,311,829          72,825,176
AFLAC Inc.                                                                          2,190,281          87,260,795
Allstate Corp. (The)                                                                  199,712          10,329,105
American International Group, Inc.                                                  5,670,853         372,404,917
AON Corp.                                                                             824,293          19,667,631
Berkshire Hathaway, Inc., Class A(1)                                                      450          39,555,000
Berkshire Hathaway, Inc., Class B(1)                                                   40,634         119,301,424
Chubb Corporation                                                                       7,077             544,221
Commerce Group, Inc.                                                                  120,000    $      7,324,800
Gallagher (Arthur J.) and Co.                                                         821,773          26,707,623
Hartford Financial Services Group, Inc.                                                13,797             956,270
Jefferson-Pilot Corp.                                                                 186,921           9,712,415
Lincoln National Corp.                                                                 52,903           2,469,512
Manulife Financial Corp.                                                               74,958           3,463,060
Marsh & McLennan Cos., Inc.                                                         1,080,587          35,551,312
MetLife, Inc.                                                                       1,869,700          75,741,547
Old Republic International Corp.                                                      240,548           6,085,864
Progressive Corp.(2)(3)                                                                10,900             923,369
Progressive Corp.                                                                   1,991,008         168,917,119
Safeco Corp.                                                                          173,122           9,043,893
St. Paul Companies, Inc. (The)                                                        311,524          11,548,195
Torchmark Corp.                                                                       417,159          23,836,465
UICI                                                                                   43,597           1,477,938
UnumProvident Corp.                                                                    53,710             963,557
XL Capital Ltd., Class A                                                              187,100          14,528,315
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $  1,122,101,043
-----------------------------------------------------------------------------------------------------------------

INTERNET AND CATALOG RETAIL -- 0.5%
Amazon.com Inc.(1)                                                                     23,500    $      1,040,815
eBay, Inc.(1)                                                                         619,501          72,035,576
IAC/InterActivecorp(1)                                                                806,192          22,267,023
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     95,343,414
-----------------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE AND SERVICES -- 0.0%
Retek, Inc.(1)                                                                        110,742    $        681,063
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $        681,063
-----------------------------------------------------------------------------------------------------------------

IT SERVICES -- 2.8%
Accenture Ltd.(1)                                                                   4,838,000    $    130,626,000
Acxiom Corp.                                                                          647,804          17,037,245
Affiliated Computer Services(1)                                                       183,730          11,058,709
Automatic Data Processing, Inc.                                                     1,553,046          68,877,590
BISYS Group, Inc. (The)(1)                                                            280,492           4,614,093
Ceridian Corp.(1)                                                                      27,490             502,517
Certegy, Inc.                                                                          42,862           1,522,887
Computer Sciences Corp.(1)                                                            362,598          20,439,649
CSG Systems International, Inc.(1)                                                     25,200             471,240
DST Systems, Inc.(1)                                                                  391,634          20,411,964
eFunds Corp.(1)                                                                        17,645             423,656
Electronic Data Systems Corp.                                                          77,336           1,786,462

                        See notes to financial statements

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
IT SERVICES (CONTINUED)
First Data Corp.                                                                    3,776,540    $    160,654,012
Fiserv, Inc.(1)                                                                       300,000          12,057,000
Gartner Group, Inc., Class A(1)                                                         4,811              59,945
Gartner Group, Inc., Class B(1)                                                        27,576             338,909
Keane, Inc.(1)                                                                         50,295             739,337
Paychex, Inc.                                                                       1,398,101          47,647,282
Perot Systems Corp.(1)                                                                725,507          11,629,877
Safeguard Scientifics, Inc.(1)                                                         26,579              56,347
SunGard Data Systems, Inc.(1)                                                         773,601          21,916,116
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    532,870,837
-----------------------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT AND PRODUCTS -- 0.0%
Eastman Kodak Co.                                                                     113,722    $      3,667,535
Mattel, Inc.                                                                            1,096              21,361
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $      3,688,896
-----------------------------------------------------------------------------------------------------------------

MACHINERY -- 3.1%
Caterpillar, Inc.                                                                      53,830    $      5,248,963
Danaher Corporation                                                                 4,031,970         231,475,398
Deere & Co.                                                                         3,350,000         249,240,000
Donaldson Company, Inc.                                                                80,440           2,620,735
Dover Corp.                                                                           165,567           6,943,880
Federal Signal Corp.                                                                  283,471           5,006,098
Illinois Tool Works, Inc.                                                             809,040          74,981,827
ITT Industries, Inc.                                                                    4,214             355,872
Nordson Corporation                                                                   163,978           6,570,598
Parker-Hannifin Corporation                                                            30,653           2,321,658
Tecumseh Products Co., Class A                                                        125,700           6,008,460
Wabtec                                                                                 94,504           2,014,825
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    592,788,314
-----------------------------------------------------------------------------------------------------------------

MEDIA -- 5.3%
ADVO, Inc.                                                                            750,000    $     26,737,500
Arbitron, Inc.(1)                                                                      11,555             452,725
Belo (A.H.) Corp.                                                                     542,924          14,246,326
Cablevision Systems Corp.(1)                                                          207,410           5,165,546
Catalina Marketing Corp.                                                               88,490           2,621,959
Clear Channel Communications, Inc.                                                    145,017           4,856,619
Comcast Corp. Class A(1)                                                            1,968,785          65,521,165
Comcast Corp. Class A Special(1)                                                    1,280,622          42,055,626
Disney (Walt) Company                                                               4,834,833         134,408,357
EchoStar Communications, Class A                                                       35,150           1,168,386
Entercom Communications Corp.(1)                                                      220,000    $      7,895,800
Gannett Co., Inc.                                                                   1,562,342         127,643,341
Havas Advertising, S.A. ADR                                                         3,142,938          17,565,880
Interpublic Group of Companies, Inc.(1)                                             1,134,505          15,202,367
Knight Ridder, Inc.                                                                    18,123           1,213,154
Lamar Advertising Co.(1)                                                              241,409          10,327,477
Liberty Media Corp. Class A(1)                                                      1,013,104          11,123,882
Liberty Media Corp. Class B(1)                                                         32,876             381,362
Liberty Media International Inc. Class A(1)                                            50,655           2,341,781
Liberty Media International Inc. Class B(1)                                             1,643              80,408
McClatchy Co. (The)                                                                    48,066           3,451,619
McGraw-Hill Companies, Inc. (The)                                                     446,964          40,915,085
Meredith Corp.                                                                        190,000          10,298,000
New York Times Co. (The), Class A                                                     303,168          12,369,254
News Corp. Inc. - Class A                                                             187,934           3,506,848
Omnicom Group, Inc.                                                                 2,318,719         195,514,386
Proquest Company(1)                                                                   115,000           3,415,500
Publicis Groupe SA                                                                    360,784          11,681,944
Reuters Holdings plc ADR                                                                1,431              61,461
Scripps (The E.W) Company                                                              51,066           2,465,466
Time Warner Inc.(1)                                                                 4,102,164          79,746,068
Tribune Co.                                                                         1,428,878          60,212,919
Univision Communications, Inc.(1)                                                     401,298          11,745,992
Viacom, Inc., Class A                                                                  29,774           1,104,020
Viacom, Inc., Class B                                                                 971,451          35,351,102
Vivendi Universal S.A. ADR(1)                                                         490,725          15,737,551
Washington Post Co. (The)                                                              14,970          14,715,809
Westwood One, Inc.(1)                                                                 122,400           3,296,232
WPP Group plc                                                                         139,450           1,529,144
WPP Group plc ADR                                                                     256,051          13,993,187
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $  1,012,121,248
-----------------------------------------------------------------------------------------------------------------

METALS AND MINING -- 0.4%
Alcoa, Inc.                                                                           797,947    $     25,071,495
Allegheny Technologies, Inc.                                                           21,408             463,911
Inco, Ltd.(1)                                                                         200,000           7,356,000
Nucor Corp.                                                                           442,924          23,182,642
Phelps Dodge Corp.                                                                     14,862           1,470,149
Steel Dynamics, Inc.                                                                  311,800          11,810,984
Worthington Industries, Inc.                                                           75,160           1,471,633
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     70,826,814
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.8%
99 Cents Only Stores(1)                                                             1,142,232    $     18,458,469
Dollar General Corp.                                                                  101,456           2,107,241
Dollar Tree Stores, Inc.(1)                                                           813,306          23,325,616
Family Dollar Stores, Inc.                                                          2,618,411          81,772,976
Kohls Corp.(1)                                                                             55               2,704
May Department Stores Co. (The)                                                       607,760          17,868,144
Neiman Marcus Group, Inc. (The)                                                             6                 401
Nordstrom, Inc.                                                                        65,692           3,069,787
Penney (J.C.) Company, Inc.                                                           223,408           9,249,091
Sears, Roebuck & Co.                                                                   23,074           1,177,466
Target Corp.                                                                        3,547,475         184,220,377
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    341,252,272
-----------------------------------------------------------------------------------------------------------------

MULTI-UTILITIES AND UNREGULATED POWER -- 0.1%
AES Corporation(1)                                                                     49,542    $        677,239
Dominion Resources, Inc.                                                               10,464             708,831
Duke Energy Corp.                                                                     417,416          10,573,147
Dynegy, Inc.(1)                                                                        63,525             293,486
National Fuel Gas Co.                                                                   4,000             113,360
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     12,366,063
-----------------------------------------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.0%
Xerox Corp.(1)                                                                         42,878    $        729,355
Zebra Technologies Corp., Class A(1)                                                   13,500             759,780
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $      1,489,135
-----------------------------------------------------------------------------------------------------------------

OIL AND GAS -- 7.8%
Amerada Hess Corp.                                                                     18,947    $      1,560,854
Anadarko Petroleum Corp.                                                            2,557,003         165,719,364
Apache Corporation                                                                  2,075,352         104,950,551
Ashland, Inc.                                                                          85,716           5,004,100
BP plc ADR                                                                          5,081,540         296,761,936
Burlington Resources, Inc.                                                          4,259,405         185,284,118
ChevronTexaco Corporation                                                             311,976          16,381,860
ConocoPhillips                                                                      1,675,581         145,490,698
Devon Energy Corp.                                                                  1,015,400          39,519,368
El Paso Corp.                                                                         148,709           1,546,574
Exxon Mobil Corp.                                                                   6,231,588         319,431,201
Kerr - McGee Corp.                                                                    267,327          15,448,827
Kinder Morgan, Inc.                                                                 1,781,672         130,293,673
Marathon Oil Corp.                                                                      1,450              54,535
Murphy Oil Corporation                                                                 19,518           1,570,223
Newfield Exploration Company(1)                                                        60,000    $      3,543,000
Royal Dutch Petroleum Co.                                                              83,074           4,766,786
Total Fina Elf SA ADR                                                                 400,000          43,936,000
Valero Energy Corp.                                                                   103,020           4,677,108
Williams Companies Inc (The)                                                          219,065           3,568,569
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $  1,489,509,345
-----------------------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.2%
Georgia-Pacific Corp.                                                                 598,732    $     22,440,475
International Paper Co.                                                               112,154           4,710,468
Louisiana-Pacific Corp.                                                                70,750           1,891,855
MeadWestvaco Corp.                                                                     84,358           2,858,893
Neenah Paper Inc.(1)                                                                   44,890           1,463,414
Weyerhaeuser Co.                                                                       89,778           6,034,877
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     39,399,982
-----------------------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.5%
Avon Products, Inc.                                                                   173,400    $      6,710,580
Gillette Company                                                                    3,950,586         176,907,241
Lauder (Estee) Companies, Inc.                                                      2,092,312          95,765,120
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    279,382,941
-----------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 6.2%
Abbott Laboratories                                                                 2,821,474    $    131,621,762
Allergan, Inc.                                                                         38,300           3,104,981
Bristol-Myers Squibb Company                                                        4,566,981         117,006,053
Elan Corp., PLC ADR(1)                                                                 31,838             867,586
Forest Laboratories, Inc.(1)                                                           56,800           2,548,048
GlaxoSmithKline plc                                                                   430,517          20,402,201
Johnson & Johnson                                                                   3,181,341         201,760,646
King Pharmaceuticals, Inc.(1)                                                         505,637           6,269,899
Lilly (Eli) & Co.                                                                   3,412,870         193,680,373
Merck & Co., Inc.                                                                   2,317,124          74,472,365
Mylan Laboratories, Inc.                                                               27,992             494,899
Novo Nordisk ADR                                                                      292,277          15,858,950
Pfizer, Inc.                                                                        8,662,582         232,936,830
Schering AG ADR                                                                        25,000           1,856,250
Schering-Plough Corp.                                                               2,515,998          52,534,038
Sepracor, Inc.(1)                                                                       4,000             237,480
Teva Pharmaceutical Industries Ltd. ADR                                             2,282,011          68,140,848
Watson Pharmaceuticals, Inc.(1)                                                       865,911          28,410,540
Wyeth Corp.                                                                           790,783          33,679,448
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $  1,185,883,197
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
AvalonBay Communities, Inc.                                                            28,867    $      2,173,685
Catellus Development Corp.                                                            419,601          12,839,791
Forest City Enterprises - Class A                                                      38,663           2,225,056
Jones Lang Lasalle, Inc.(1)                                                           154,567           5,782,351
Plum Creek Timber Co., Inc.                                                           198,791           7,641,526
Trammell Crow Co.(1)                                                                  764,200          13,839,662
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     44,502,071
-----------------------------------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.2%
ANC Rental Corporation(1)                                                             459,525    $             46
Burlington Northern Santa Fe Corp.                                                    207,932           9,837,263
CSX Corporation                                                                        38,134           1,528,411
Florida East Coast Industries, Inc.                                                   121,978           5,501,208
Heartland Express, Inc.                                                               653,154          14,676,370
Kansas City Southern Industries, Inc.(1)                                               15,215             269,762
Norfolk Southern Corp.                                                                  3,990             144,398
Union Pacific Corp.                                                                     7,811             525,290
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     32,482,748
-----------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 2.0%
Agere Systems, Inc.(1)                                                                  6,495    $          8,898
Agere Systems, Inc., Class B(1)                                                       159,398             215,187
Altera Corp.(1)                                                                        66,116           1,368,601
Analog Devices, Inc.                                                                  778,870          28,755,880
Applied Materials, Inc.(1)                                                          1,741,642          29,782,078
Broadcom Corp. - Class A(1)                                                           530,892          17,137,194
Broadcom Corp. - Class A(1)(2)(3)                                                      35,000           1,128,105
Conexant Systems, Inc.(1)                                                             134,174             267,006
Cypress Semiconductor Corporation(1)                                                  152,742           1,791,664
Freescale Semiconductor-B(1)                                                          101,704           1,867,286
Intel Corp.                                                                         9,580,974         224,098,982
KLA-Tencor Corp.(1)                                                                   148,373           6,911,214
Linear Technologies Corp.                                                             187,760           7,277,578
LSI Logic Corporation(1)                                                              132,810             727,799
Maxim Integrated Products Co.                                                         374,351          15,868,739
Mindspeed Technologies Inc.(1)                                                         44,724             124,333
Skyworks Solutions, Inc.(1)                                                            98,685             930,600
Taiwan Semiconductor ADR                                                                  866               7,352
Teradyne, Inc.(1)                                                                      27,996             477,892
Texas Instruments, Inc.                                                             1,912,604          47,088,310
Xilinx, Inc.                                                                           59,554           1,765,776
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    387,600,474
-----------------------------------------------------------------------------------------------------------------

SOFTWARE -- 2.1%
Adobe Systems, Inc.                                                                   258,794    $     16,236,736
Cadence Design Systems, Inc.(1)                                                       900,000          12,429,000
Cognos, Inc.(1)                                                                        77,000           3,392,620
Computer Associates International, Inc.                                                33,070           1,027,154
Compuware Corp.(1)                                                                    150,944             976,608
Electronic Arts Inc.(1)                                                                21,405           1,320,260
Fair, Isaac and Co., Inc.                                                             997,172          36,576,269
Henry (Jack) & Associates                                                             201,006           4,002,029
Intuit, Inc.(1)                                                                       921,314          40,547,029
Microsoft Corp.                                                                     7,312,311         195,311,827
Oracle Corp.(1)                                                                       817,568          11,217,033
PalmSource, Inc.(1)                                                                    20,208             257,450
Parametric Technology Corp.(1)                                                         94,600             557,194
Reynolds & Reynolds, Co.                                                              216,412           5,737,082
Sap AG ADR                                                                            600,000          26,526,000
Siebel Systems, Inc.(1)                                                               179,184           1,881,432
Symantec Corporation(1)                                                             1,499,722          38,632,839
VERITAS Software Corp.(1)                                                             243,942           6,964,544
Wind River Systems, Inc.(1)                                                            91,910           1,245,381
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    404,838,487
-----------------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.0%
Abercrombie & Fitch Co.                                                                11,225    $        527,014
AutoNation, Inc.(1)                                                                 1,493,099          28,682,432
Best Buy Co., Inc.                                                                    113,610           6,750,706
Burlington Coat Factory Warehouse Corp.                                               238,448           5,412,770
CarMax, Inc.(1)                                                                        67,797           2,105,097
Circuit City Stores, Inc.                                                             216,000           3,378,240
Gap, Inc. (The)                                                                       541,012          11,426,173
Home Depot, Inc. (The)                                                              4,281,726         183,000,969
Limited Brands, Inc.                                                                  762,510          17,552,980
Lowe's Companies                                                                      875,941          50,445,442
Office Depot, Inc.(1)                                                                 205,276           3,563,591
Officemax Inc.                                                                          2,192              68,785
Payless Shoesource, Inc.(1)                                                            23,100             284,130
Pep Boys - Manny, Moe & Jack (The)                                                     83,415           1,423,894
Radioshack Corp.                                                                      631,599          20,766,975
Sherwin-Williams Co. (The)                                                             80,569           3,595,794
Staples, Inc.                                                                         158,266           5,335,147
Tiffany & Co.                                                                          57,286           1,831,433
TJX Companies, Inc. (The)                                                           1,716,834          43,144,038
Too, Inc.(1)                                                                           38,284             936,427
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    390,232,037
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL AND LUXURY GOODS -- 0.7%
Coach, Inc.(1)                                                                        365,720    $     20,626,608
Nike Inc., Class B                                                                  1,329,222         120,547,143
Unifi, Inc.(1)                                                                          1,208               4,627
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    141,178,378
-----------------------------------------------------------------------------------------------------------------

THRIFTS AND MORTGAGE FINANCE -- 0.7%
Countrywide Financial Corp.                                                         1,499,998    $     55,514,926
Fannie Mae                                                                            345,171          24,579,627
Freddie Mac                                                                           135,586           9,992,688
Golden West Financial Corporation                                                      74,590           4,581,318
MGIC Investment Corp.                                                                  85,000           5,857,350
Radian Group, Inc.                                                                     30,800           1,639,792
Washington Mutual, Inc.                                                               927,674          39,222,057
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $    141,387,758
-----------------------------------------------------------------------------------------------------------------

TOBACCO -- 0.2%
Altria Group Inc.                                                                     763,945    $     46,677,040
UST, Inc.                                                                                 439              21,120
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     46,698,160
-----------------------------------------------------------------------------------------------------------------

TRADING COMPANIES AND DISTRIBUTORS -- 0.0%
United Rentals, Inc.(1)                                                               401,179    $      7,582,283
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $      7,582,283
-----------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
Nextel Communications, Inc., Class A(1)                                               134,072    $      4,022,160
Telephone and Data Systems, Inc.                                                       70,844           5,451,446
Vodafone Group plc ADR                                                                213,962           5,858,280
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $     15,331,886
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $14,860,534,853)                                                             $ 19,109,250,562
-----------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 0.0%
Enron Corp.(1)(2)                                                                      11,050    $              0
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $              0
-----------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $4,500,777)                                                                  $              0
-----------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)                            166,518    $            167
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $            167
-----------------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $39,407)                                                                     $            167
-----------------------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.0%
Lucent Technologies, Inc.                                                              18,106    $         28,607
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $         28,607
-----------------------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                                          $         28,607
-----------------------------------------------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
BANKS -- 0.0%
Bank United Corp. (Litigation Contingent Payment Rights)(1)(2)                        102,072    $          6,124
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $          6,124
-----------------------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(2)                                    197,392    $              0
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $              0
-----------------------------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
McLeodUSA (Escrow Rights)(1)(2)                                                     1,592,200    $              0
-----------------------------------------------------------------------------------------------------------------
                                                                                                 $              0
-----------------------------------------------------------------------------------------------------------------

TOTAL RIGHTS
  (IDENTIFIED COST $50,596)                                                                      $          6,124
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 0.1%

                                                                              PRINCIPAL
                                                                              AMOUNT
SECURITY                                                                      (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------------------------------------
Investors Bank & Trust Company --
Time Deposit, 2.25%, 1/3/05                                                   $         7,668    $      7,668,000
-----------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $7,668,000)                                                               $      7,668,000
-----------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.1%

                                                                              PRINCIPAL
                                                                              AMOUNT
SECURITY                                                                      (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------------------------------------
Societe Generale North America, 2.32%, 1/5/05                                 $        22,295    $     22,289,253
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $22,289,253)                                                              $     22,289,253
-----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $14,895,082,886)                                                             $ 19,139,242,713
-----------------------------------------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- -1.0%

                                                                              PRINCIPAL
                                                                              AMOUNT
SECURITY                                                                      (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                  3,000,000    $   (197,010,000)
-----------------------------------------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $169,710,627)                                                                       $   (197,010,000)
-----------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES
   EXCLUDING SECURITIES SOLD SHORT -- 1.0%                                                       $    198,909,689
-----------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                             $ 19,141,142,402
-----------------------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security subject to restrictions on resale (see Note 7).

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004
ASSETS
Investments, at value (identified cost, $14,895,082,886)                                     $     19,139,242,713
Cash                                                                                                        2,563
Deposits with brokers for securities sold short                                                       169,710,627
Dividends and interest receivable                                                                      24,103,436
Receivable for investments sold                                                                         4,256,707
Tax reclaim receivable                                                                                  1,180,262
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                 $     19,338,496,308
-----------------------------------------------------------------------------------------------------------------

LIABILITIES
Securities sold short, at value (proceeds received of $169,710,627)                          $        197,010,000
Payable for dividends on securities sold short                                                            225,000
Payable to affiliate for Trustees' fees                                                                     6,053
Accrued expenses                                                                                          112,853
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                            $        197,353,906
-----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                                    $     19,141,142,402
-----------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                                      $     14,924,128,572
Net unrealized appreciation (computed on the basis of identified cost)                              4,217,013,830
-----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                        $     19,141,142,402
-----------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004
INVESTMENT INCOME
Dividends (net of foreign taxes, $3,794,755)                                                 $        291,107,513
Interest                                                                                                1,157,693
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                      $        292,265,206
-----------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                                       $         77,609,178
Trustees' fees and expenses                                                                                25,376
Custodian fee                                                                                           1,999,827
Dividends on securities sold short                                                                        225,000
Legal and accounting services                                                                              94,573
Miscellaneous                                                                                             304,587
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                               $         80,258,541
-----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                                $                 39
   Reduction of investment adviser fee                                                                     26,667
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                                     $             26,706
-----------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                                 $         80,231,835
-----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                        $        212,033,371
-----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                                           $        152,362,325
   Foreign currency transactions                                                                           60,515
-----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                            $        152,422,840
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                                       $      1,345,093,649
   Securities sold short                                                                              (27,299,373)
   Foreign currency                                                                                        84,431
-----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                         $      1,317,878,707
-----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                             $      1,470,301,547
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $      1,682,334,918
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED            YEAR ENDED
                                                                                   DECEMBER 31, 2004     DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
  Net investment income
  Net realized gain from investment
      transactions, securities sold short and foreign currency transactions               152,422,840            70,909,770
  Net change in unrealized appreciation
      (depreciation) of investments, securities sold short and foreign currency         1,317,878,707         3,174,709,110
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $    1,682,334,918    $    3,408,664,596
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions
  Withdrawals                                                                          (1,925,879,872)       (1,722,081,135)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $     (150,781,521)   $     (370,597,179)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                         $    1,531,553,397    $    3,038,067,417
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                                               $   17,609,589,005    $   14,571,521,588
---------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $   19,141,142,402    $   17,609,589,005
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                            2004           2003            2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
   Net expenses                                                 0.45%          0.45%          0.45%          0.45%          0.45%
   Net expenses after custodian fee reduction                   0.45%            --             --             --             --
   Net investment income                                        1.18%          1.05%          0.85%          0.64%          0.67%
Portfolio Turnover                                                 3%            15%            23%            18%            13%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                 9.67%         23.88%        (19.52)%        (9.67)%           --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $ 19,141,142   $ 17,609,589   $ 14,571,522   $ 18,335,865   $ 18,385,069
--------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.45%            --             --             --             --
   Expenses after custodian fee reduction                       0.45%            --             --             --             --
   Net investment income                                        1.18%            --             --             --             --

(1) TOTAL RETURN IS REQUIRED TO BE DISCLOSED FOR FISCAL YEARS BEGINNING AFTER DECEMBER 15, 2000.

                        See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

C FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recognized when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with the service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.625% annually of average daily net assets of the Portfolio up to $500,000,000 and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the year ended December 31, 2004, the advisory fee was 0.43% of the Portfolio's average daily net assets. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $26,667 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

For the year ended December 31, 2004, purchases and sales of investments, other than short-term obligations, aggregated $534,673,041 and $946,726,635, respectively. In addition, investments having an aggregate market value of $808,158,950 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 2004, investors contributed securities with a value of $1,370,704,943.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004 as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                          $    4,833,216,291
---------------------------------------------------------------------------
Gross unrealized appreciation                           $   14,307,238,475
Gross unrealized depreciation                                   (1,212,053)
---------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                             $   14,306,026,422
---------------------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2004.

6  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.1% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

7  RESTRICTED SECURITIES

At December 31, 2004, the Portfolio owned the following securities (representing 0.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are eligible for resale after December 15, 2005, except for the 25,000 shares of Sysco Corp. which are eligible for resale after March 3, 2005. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                           DATE OF
COMMON STOCKS              ACQUISITION       SHARES          COST        FAIR VALUE
------------------------------------------------------------------------------------

Broadcom Corp. - Class A       12/15/04         35,000   $  1,121,815   $  1,128,105

Progressive Corp.              12/15/04         10,900        943,939        923,369

Sysco Corp.                      3/3/04         25,000        994,756        953,892

Sysco Corp.                    12/15/04         30,000      1,115,824      1,143,381
------------------------------------------------------------------------------------
                                                         $  4,176,334   $  4,148,747
------------------------------------------------------------------------------------

TAX-MANAGED GROWTH PORTFOLIO as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its supplementary data for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE TAX-MANAGED GROWTH FUND 1.2
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)         TERM OF                                  NUMBER OF PORTFOLIOS
                          WITH THE        OFFICE AND                                   IN FUND COMPLEX
      NAME AND           TRUST AND        LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO       SERVICE         DURING PAST FIVE YEARS         TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes            Trustee       Trustee of the    Chairman, 1991;                    195              Director of EVC
11/9/41                                  Trust since of    President and Chief
                                          the Portfolio    Executive Officer of
                                           since 1997      BMR, EVC, EVM and EV;
                                                           Director of EV; Vice
                                                           President and Director
                                                           of EVD. Trustee and/or
                                                           officer of 195
                                                           registered investment
                                                           companies in the Eaton
                                                           Vance Fund Complex. Mr.
                                                           Hawkes is an interested
                                                           person because of his
                                                           positions with BMR,
                                                           EVM, EVC and EV, which
                                                           are affiliates of the
                                                           Trust and the
                                                           Portfolio.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III     Chairman of     Trustee of the    Jacob H. Schiff                    195           Director of Tiffany &
2/23/35                 the Board and   Trust since 1986   Professor of Investment                          Co. (specialty retailer)
                           Trustee       and Chairman of   Banking Emeritus,                                and Telect, Inc.
                                         the Board since   Harvard University                               (telecommunication
                                          2005; of the     Graduate School of                               services company)
                                         Portfolio since   Business
                                              1995         Administration.

William H. Park            Trustee         Since 2003      President and Chief                195                    None
9/19/47                                                    Executive Officer,
                                                           Prizm Capital
                                                           Management, LLC
                                                           (investment management
                                                           firm) (since 2002).
                                                           Executive Vice
                                                           President and Chief
                                                           Financial Officer,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional
                                                           investment management
                                                           firms) (1982-2001).

Ronald A. Pearlman         Trustee         Since 2003      Professor of Law,                  195                    None
7/10/40                                                    Georgetown University
                                                           Law Center (since
                                                           1999). Tax Partner,
                                                           Covington & Burling,
                                                           Washington, DC
                                                           (1991-2000).

Norton H. Reamer           Trustee       Trustee of the    President, Chief                   195                    None
9/21/35                                 Trust since 1986;  Executive Officer and a
                                        of the Portfolio   Director of Asset
                                           since 1995      Management Finance
                                                           Corp. (a specialty
                                                           finance company serving
                                                           the investment
                                                           management industry)
                                                           (since October 2003).
                                                           President, Unicorn
                                                           Corporation (an
                                                           investment and
                                                           financial advisory
                                                           services company)
                                                           (since September 2000).
                                                           Formerly, Chairman and
                                                           Chief Operating
                                                           Officer, Hellman,
                                                           Jordan Management Co.,
                                                           Inc. (an investment
                                                           management company)
                                                           (2000-2003). Formerly,
                                                           Advisory Director of
                                                           Berkshire Capital
                                                           Corporation (investment
                                                           banking firm)
                                                           (2002-2003). Formerly,
                                                           Chairman of the Board,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional
                                                           investment management
                                                           firms) and Chairman,
                                                           President and Director,
                                                           UAM Funds (mutual
                                                           funds) 1980-2000).

Lynn A. Stout              Trustee       Trustee of the    Professor of Law,                  195                    None
9/14/57                                 Trust since 1998;  University of
                                        of the Portfolio   California at Los
                                           since 2003      Angeles School of Law
                                                           (since July 2001).
                                                           Formerly, Professor of
                                                           Law, Georgetown
                                                           University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)              TERM OF
                             WITH THE               OFFICE AND
     NAME AND                TRUST AND              LENGTH OF             PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH            THE PORTFOLIO             SERVICE              DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.     President of the          Since 2002        Executive Vice President of EVM,
5/31/58                  Trust and Vice                             BMR, EVC and EV; Chief Investment
                        President of the                            Officer of EVM and BMR and
                           Portfolio                                Director of EVC. Chief Executive
                                                                    Officer of Belair Capital Fund
                                                                    LLC, Belcrest Capital Fund LLC,
                                                                    Belmar Capital Fund LLC, Belport
                                                                    Capital Fund LLC and Belrose
                                                                    Capital Fund LLC (private
                                                                    investment companies sponsored by
                                                                    EVM). Officer of 59 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

William H. Ahern, Jr.   Vice President of         Since 1995        Vice President of EVM and BMR.
7/28/59                     the Trust                               Officer of 78 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Thomas J. Fetter        Vice President of         Since 1997        Vice President of EVM and BMR.
8/20/43                     the Trust                               Officer of 124 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Michael R. Mach         Vice President of         Since 1999        Vice President of EVM and BMR.
7/15/47                     the Trust                               Officer of 29 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Robert B. MacIntosh     Vice President of         Since 1998        Vice President of EVM and BMR.
1/22/57                     the Trust                               Officer of 124 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Duncan W. Richardson    Vice President of    Vice President of      Senior Vice President and Chief
10/26/57                  the Trust and       the Trust since       Equity Investment Officer of EVM
                        President of the     2001; President of     and BMR. Officer of 46 registered
                            Portfolio        the Portfolio since    investment companies managed by
                                                   2002(2)          EVM or BMR.

Walter A. Row, III      Vice President of         Since 2001        Director of Equity Research and a
7/20/57                     the Trust                               Vice President of EVM and BMR.
                                                                    Officer of 26 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Judith A. Saryan        Vice President of         Since 2003        Vice President of EVM and BMR.
8/21/54                     the Trust                               Officer of 28 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Susan Schiff            Vice President of         Since 2002        Vice President of EVM and BMR.
3/13/61                     the Trust                               Officer of 28 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Alan R. Dynner             Secretary              Since 1997        Vice President, Secretary and
10/10/40                                                            Chief Legal Officer of BMR, EVM,
                                                                    EVD, EV and EVC. Officer of 195
                                                                    registered investment companies
                                                                    managed by EVM or BMR.

Michelle A. Green       Treasurer of the        Since 2002(2)       Vice President of EVM and BMR.
8/25/69                    Portfolio                                Chief Financial Officer of Belair
                                                                    Capital Fund LLC, Belcrest Capital
                                                                    Fund LLC, Belmar Capital Fund LLC,
                                                                    Belport Capital Fund LLC and
                                                                    Belrose Capital Fund LLC (private
                                                                    investment companies sponsored by
                                                                    EVM). Officer of 82 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

James L. O'Connor       Treasurer of the          Since 1989        Vice President of BMR, EVM and
4/1/45                       Trust                                  EVD. Officer of 117 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Paul M. O'Neil          Chief Compliance          Since 2004        Vice President of EVM and BMR.
7/11/53                      Officer                                Officer of 195 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Green served as Assistant Treasurer of the Portfolio since 1998 and Mr. Richardson served as Vice President of the Portfolio since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

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

INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.2
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

EATON VANCE TAX-MANAGED GROWTH FUND 1.2
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1088-2/05                                                               TGSRC1.2

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

Each of Eaton Vance Cash Management Fund, Money Market Fund, Municipal Bond Fund, Tax Free Reserves, Tax Managed Growth Fund 1.1, Tax Managed Growth Fund 1.2,(the "Fund(s)") is a series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Funds, the Trust contains a total of 23 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund's respective fiscal years ended December 31, 2003 and December 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.


EATON VANCE CASH MANAGEMENT FUND

FISCAL YEARS ENDED                             12/31/03                12/31/04
--------------------------------------------------------------------------------
Audit Fees                            $     10,125       $     10,325

Audit-Related Fees(1)                            0                  0

Tax Fees(2)                                  2,975              3,050

All Other Fees(3)                            2,150              2,200
                                      ------------------------------------------
Total                                 $     15,250       $     15,575
                                      ==========================================

EATON VANCE MONEY MARKET FUND

FISCAL YEARS ENDED                             12/31/03                12/31/04
--------------------------------------------------------------------------------
Audit Fees                            $     10,125       $     10,325

Audit-Related Fees(1)                            0                  0

Tax Fees(2)                                  2,950              3,025

All Other Fees(3)                            2,150              2,200
                                      ------------------------------------------
Total                                 $     15,225       $     15,550
                                      ==========================================

EATON VANCE MUNICIPAL BOND FUND

FISCAL YEARS ENDED                             12/31/03                12/31/04
--------------------------------------------------------------------------------
Audit Fees                            $     35,766       $     16,146

Audit-Related Fees(1)                            0                  0

Tax Fees(2)                                  5,400              5,600

All Other Fees(3)                                0                  0
                                      ------------------------------------------
Total                                 $     41,166       $     21,746
                                      ==========================================

EATON VANCE TAX FREE RESERVES FUND

FISCAL YEARS ENDED                             12/31/03                12/31/04
--------------------------------------------------------------------------------
Audit Fees                            $     22,975       $     22,750

Audit-Related Fees(1)                            0                  0

Tax Fees(2)                                  3,000              3,075

All Other Fees(3)                            2,100              2,150
                                      ------------------------------------------
Total                                 $     28,075       $     27,975
                                      ==========================================

EATON VANCE TAX MANAGED GROWTH FUND 1.1

FISCAL YEARS ENDED                             12/31/03                12/31/04
--------------------------------------------------------------------------------
Audit Fees                            $     11,845       $     12,258

Audit-Related Fees(1)                            0                  0

Tax Fees(2)                                  5,200              5,300

All Other Fees(3)                                0                  0
                                      ------------------------------------------
Total                                 $     17,045       $     17,558
                                      ==========================================

EATON VANCE TAX MANAGED GROWTH FUND 1.2

FISCAL YEARS ENDED                             12/31/03                12/31/04
--------------------------------------------------------------------------------
Audit Fees                            $     11,845       $     12,258

Audit-Related Fees(1)                            0                  0

Tax Fees(2)                                  5,200              5,300

All Other Fees(3)                                0                  0
                                      ------------------------------------------
Total                                 $     17,045       $     17,558
                                      ==========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have or have had differing fiscal year ends (April 30, October 31, or December 31). In addition, the Series differ as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the respective principal accountant of each Series for the last two fiscal years of each Series.

FISCAL YEARS           12/31/03                 4/30/03                10/31/03                12/31/04
ENDED              PWC         D&T         PWC         D&T         PWC         D&T         PWC         D&T
-------------------------------------------------------------------------------------------------------------
AUDIT FEES      $  43,225   $  59,456   $       0   $  16,871   $  74,350   $ 133,538   $  43,400   $  40,662

FISCAL YEARS           4/30/04                 10/31/04
ENDED              PWC         D&T         PWC         D&T
-------------------------------------------------------------
AUDIT FEES      $       0   $  16,871   $  93,650   $ 157,511

AUDIT-RELATED
FEES(1)                 0           0           0           0           0           0           0           0

TAX
FEES(2)             8,925      15,800           0       5,800      23,504      72,700       9,150      16,200

ALL OTHER
FEES(3)             6,400           0           0           0           0           0       6,550           0
                ---------------------------------------------------------------------------------------------
TOTAL           $  58,550   $  75,256   $       0   $  22,671   $  97,854   $ 206,238   $  59,100   $  56,862
                =============================================================================================

AUDIT-RELATED           0           0           0
FEES(1)

TAX
FEES(2)                 0       5,800      50,175      75,300

ALL OTHER               0           0           0           0
FEES(3)
                ---------------------------------------------
TOTAL           $       0   $  22,671   $ 143,825   $ 232,811
                =============================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.


(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS          12/31/03             4/30/03              10/31/03             12/31/04
ENDED              PWC       D&T       PWC        D&T       PWC        D&T       PWC        D&T
--------------------------------------------------------------------------------------------------
REGISTRANT(1)   $ 15,325  $  15,800  $      0  $   5,800  $ 23,504  $  72,700  $ 15,700  $  16,200

EATON VANCE
CORP.(2)        $      0  $ 479,858  $      0  $ 198,709  $      0  $ 467,489  $ 84,490  $ 334,713

FISCAL YEARS          4/30/04             10/31/04
ENDED              PWC       D&T       PWC        D&T
---------------------------------------------------------
REGISTRANT(1)   $      0  $   5,800  $ 50,175  $  75,300

EATON VANCE
CORP.(2)        $  4,490  $ 479,012  $ 84,490  $ 340,730

(1)  Includes all of the Series in the Trust.

(2) During the fiscal years reported above, all but four of the Series were feeder funds in a master feeder structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series or their respective master funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.


ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST


By:      /s/ Thomas E. Faust Jr.
         -----------------------
         Thomas E. Faust Jr.
         President


Date:    February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
         ---------------------
         James L. O'Connor
         Treasurer


Date:    February 16, 2005


By:      /s/ Thomas E. Faust Jr.
         Thomas E. Faust Jr.
         President


Date:    February 16, 2005